UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.
KraneShares Trust

KraneShares CSI China Internet ETF

Ticker: KWEB

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares CSI China Internet ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kweb/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares CSI China Internet ETF	$39	0.70%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,846,076,040	28	$24,484,500	22%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Consumer Discretionary
40.1%
Communication Services
39.2%
Industrials
7.5%
Consumer Staples
7.1%
Real Estate
3.5%
Financials
2.5%

Value	Value
Financials	2.5%
Real Estate	3.5%
Consumer Staples	7.1%
Industrials	7.5%
Communication Services	39.2%
Consumer Discretionary	40.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding	11.4%
Tencent Holdings	10.7%
PDD Holdings ADR	7.5%
JD.com, Cl A	5.2%
Baidu, Cl A	5.1%
Meituan, Cl B	4.7%
JD Health International	4.7%
Kuaishou Technology, Cl B	4.7%
Kanzhun ADR	4.2%
Tencent Music Entertainment Group ADR	4.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kweb/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KWEB-SAR-2025

KraneShares Trust

KraneShares Bosera MSCI China A 50 Connect Index ETF

Ticker: KBA

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Bosera MSCI China A 50 Connect Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kba/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Bosera MSCI China A 50 Connect Index ETF	$32	0.56%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$256,449,000	82	$524,925	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 22.5%
Information Technology 21.6%
Industrials 14.8%
Materials 10.4%
Consumer Staples 9.1%
Rights 6.6%
Consumer Discretionary 6.1%
Utilities 3.7%
Energy 2.6%
Communication Services 1.3%
Real Estate 0.9%

Value	Value
Real Estate	0.9%
Communication Services	1.3%
Energy	2.6%
Utilities	3.7%
Consumer Discretionary	6.1%
Rights	6.6%
Consumer Staples	9.1%
Materials	10.4%
Industrials	14.8%
Information Technology	21.6%
Financials	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	8.1%
Zijin Mining Group, Cl A	7.5%
Foxconn Industrial Internet, Cl A	6.8%
Kweichow Moutai, Cl A	4.7%
Cambricon Technologies, Cl A	4.3%
BYD, Cl A	4.1%
Jiangsu Hengrui Pharmaceuticals, Cl A	4.0%
Luxshare Precision Industry, Cl A	3.9%
Zhongji Innolight, Cl A	3.8%
China Merchants Bank, Cl A	3.4%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kba/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KBA-SAR-2025

KraneShares Trust

KraneShares MSCI One Belt One Road Index ETF

Ticker: OBOR

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares MSCI One Belt One Road Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/obor/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI One Belt One Road Index ETF	$43	0.79%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,824,381	111	$13,777	17%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

China
41.3%
South Africa
13.3%
Kuwait
9.7%
Singapore
9.3%
Indonesia
5.8%
India
4.6%
Thailand
4.2%
Israel
3.2%
Poland
2.5%
Turkey
1.7%
Malaysia
1.7%
Kazakhstan
1.3%
Other Countries
1.1%

Value	Value
Other Countries	1.1%
Kazakhstan	1.3%
Malaysia	1.7%
Turkey	1.7%
Poland	2.5%
Israel	3.2%
Thailand	4.2%
India	4.6%
Indonesia	5.8%
Singapore	9.3%
Kuwait	9.7%
South Africa	13.3%
China	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kuwait Finance House	9.4%
Oversea-Chinese Banking	6.4%
Valterra Platinum	6.2%
Impala Platinum Holdings	4.7%
China Yangtze Power, Cl A	4.3%
PTT NVDR	4.2%
Amman Mineral Internasional	2.7%
KGHM Polska Miedz	2.5%
Northam Platinum Holdings	2.4%
ICL Group	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/obor/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

OBOR-SAR-2025

KraneShares Trust

KraneShares Emerging Markets Consumer Technology Index ETF

Ticker: KEMQ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Emerging Markets Consumer Technology Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kemq/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Emerging Markets Consumer Technology Index ETF	$31	0.50%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,357,842	53	$59,019	32%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China 48.6%
South Korea 18.6%
Taiwan 13.0%
South Africa 5.7%
Brazil 3.1%
Singapore 3.0%
India 2.9%
Japan 2.2%
Australia 0.8%
Greece 0.7%
Uruguay 0.7%
Indonesia 0.6%
Other Countries 0.0%

Value	Value
Other Countries	0.0%
Indonesia	0.6%
Uruguay	0.7%
Greece	0.7%
Australia	0.8%
Japan	2.2%
India	2.9%
Singapore	3.0%
Brazil	3.1%
South Africa	5.7%
Taiwan	13.0%
South Korea	18.6%
China	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding	4.1%
SK Hynix	3.9%
Naspers, Cl N	3.5%
JD.com, Cl A	3.5%
Taiwan Semiconductor Manufacturing	3.5%
NetEase	3.4%
Tencent Holdings	3.4%
PDD Holdings ADR	3.4%
Meituan, Cl B	3.4%
Nanya Technology	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kemq/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KEMQ-SAR-2025

KraneShares Trust

KraneShares MSCI China Clean Technology Index ETF

Ticker: KGRN

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares MSCI China Clean Technology Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kgrn/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI China Clean Technology Index ETF	$44	0.79%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,702,949	49	$216,479	15%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Consumer Discretionary
41.3%
Industrials
22.8%
Information Technology
19.0%
Utilities
16.8%

Value	Value
Utilities	16.8%
Information Technology	19.0%
Industrials	22.8%
Consumer Discretionary	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
XPeng, Cl A	9.2%
Contemporary Amperex Technology, Cl A	8.3%
Li Auto, Cl A	8.3%
BYD, Cl H	6.8%
NIO, Cl A	6.4%
GDS Holdings, Cl A	4.6%
Kingdee International Software Group	4.4%
Zhejiang Leapmotor Technology	4.1%
China Yangtze Power, Cl A	3.9%
CGN Power, Cl H	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kgrn/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KGRN-SAR-2025

KraneShares Trust

KraneShares Electric Vehicles and Future Mobility Index ETF

Ticker: KARS

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Electric Vehicles and Future Mobility Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kars/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Electric Vehicles and Future Mobility Index ETF	$43	0.70%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$79,716,055	58	$228,533	36%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
59.6%
United States
14.3%
South Korea
7.7%
Australia
7.0%
Japan
4.4%
Germany
1.9%
Chile
1.8%
Belgium
1.5%
Indonesia
0.7%
Sweden
0.5%

Value	Value
Sweden	0.5%
Indonesia	0.7%
Belgium	1.5%
Chile	1.8%
Germany	1.9%
Japan	4.4%
Australia	7.0%
South Korea	7.7%
United States	14.3%
China	59.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	5.1%
Tesla	4.7%
XPeng, Cl A	3.9%
Li Auto, Cl A	3.7%
Panasonic Holdings	3.6%
BYD, Cl A	3.5%
Xiaomi, Cl B	3.5%
Eve Energy, Cl A	3.4%
Geely Automobile Holdings	3.3%
NIO, Cl A	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kars/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KARS-SAR-2025

KraneShares Trust

KraneShares MSCI All China Health Care Index ETF

Ticker: KURE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares MSCI All China Health Care Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kure/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Health Care Index ETF	$38	0.65%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$110,997,710	55	$305,524	48%

What did the Fund invest in?

 Industry WeightingsFootnote Reference*

Pharmaceuticals
34.8%
Biotechnology
31.0%
Life Sciences Tools & Services
17.7%
Health Care Equipment & Supplies
10.4%
Health Care Providers & Services
5.9%

Value	Value
Health Care Providers & Services	5.9%
Health Care Equipment & Supplies	10.4%
Life Sciences Tools & Services	17.7%
Biotechnology	31.0%
Pharmaceuticals	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BeiGene Medicines	9.1%
Jiangsu Hengrui Pharmaceuticals, Cl A	7.6%
Wuxi Biologics Cayman	7.3%
Innovent Biologics	7.3%
Sino Biopharmaceutical	4.6%
Shenzhen Mindray Bio-Medical Electronics, Cl A	4.5%
WuXi AppTec, Cl A	4.5%
Akeso	3.8%
3SBio	3.2%
CSPC Pharmaceutical Group	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kure/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KURE-SAR-2025

KraneShares Trust

KraneShares Asia Pacific High Income USD Bond ETF

Ticker: KHYB

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Asia Pacific High Income USD Bond ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/khyb/. You can also request this information by contacting us at 1-855-857-2638. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Asia Pacific High Income USD Bond ETF	$36	0.69%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$24,486,144	82	$82,154	127%

What did the Fund invest in?

 Maturity WeightingsFootnote Reference*Footnote Reference^

Less than 1 Year
12.0%
1 to 3 Years
35.0%
3 to 5 Years
12.6%
5 to 10 Years
13.6%
Greater than 10 Years
0.8%
Perpetual Maturity(A)
23.9%

Value	Value
Perpetual MaturityFootnote Reference(A)	23.9%
Greater than 10 Years	0.8%
5 to 10 Years	13.6%
3 to 5 Years	12.6%
1 to 3 Years	35.0%
Less than 1 Year	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.
Footnote(A)	Perpetual security with no stated maturity date.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GLP China Holdings	2.950%	03/29/26	2.4%
Standard Chartered PLC, H15T5Y + 3.135%	4.300%	—Footnote Reference(A)	2.3%
Greentown China Holdings	8.450%	02/24/28	2.1%
Nomura Holdings, H15T5Y + 3.084%	7.000%	—Footnote Reference(A)	2.1%
Mong Duong Finance Holdings BV	5.125%	05/07/29	2.1%
Pingan Real Estate Capital	3.450%	07/29/26	2.0%
Piramal Finance	7.800%	01/29/28	1.9%
Wynn Macau	5.625%	08/26/28	1.8%
Vedanta Resources Finance II PLC	9.125%	10/15/32	1.8%
Health & Happiness H&H International Holdings	9.125%	07/24/28	1.7%
Footnote	Description
Footnote(A)	Perpetual security with no stated maturity date.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/khyb/ or upon request at 1-855-857-2638. On September 1, 2025, the Fund's Sub-Adviser was renamed as Amova Asset Management Americas, Inc. Prior to September 1, 2025, it was Nikko Asset Management Americas, Inc.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/khyb/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KHYB-SAR-2025

KraneShares Trust

KraneShares MSCI Emerging Markets ex China Index ETF

Ticker: KEMX

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares MSCI Emerging Markets ex China Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kemx/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI Emerging Markets ex China Index ETF	$13	0.24%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,615,059	284	$72,364	10%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

Taiwan
28.7%
India
22.8%
South Korea
17.7%
Brazil
6.6%
South Africa
4.7%
Mexico
3.9%
Malaysia
2.1%
Indonesia
2.0%
Poland
1.9%
United Arab Emirates
1.8%
Thailand
1.5%
Qatar
1.1%
Other Countries
5.6%

Value	Value
Other Countries	5.6%
Qatar	1.1%
Thailand	1.5%
United Arab Emirates	1.8%
Poland	1.9%
Indonesia	2.0%
Malaysia	2.1%
Mexico	3.9%
South Africa	4.7%
Brazil	6.6%
South Korea	17.7%
India	22.8%
Taiwan	28.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	15.0%
Samsung Electronics	4.6%
SK Hynix	2.4%
Naspers, Cl N	1.6%
Reliance Industries	1.5%
ICICI Bank	1.4%
HDFC Bank	1.4%
Hon Hai Precision Industry	1.3%
MediaTek	1.2%
Infosys ADR	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kemx/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KEMX-SAR-2025

KraneShares Trust

KraneShares Global Carbon Strategy ETF

Ticker: KRBN

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Global Carbon Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/krbn/. You can also request this information by contacting us at 1-855-857-2638. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Carbon Strategy ETF	$43	0.79%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$164,209,672	10	$630,849	24%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	54.1%
Collateral and Currency Management:
Short-Term Investment, GVMXX	3.7%
Index-Linked Note	22.5%
Exchange-Traded FundFootnote Reference**	68.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Futures BreakdownFootnote Reference^

Data as of 9/30/2025

WSH 2025 Future 8.7%
UKA 2025 Future 5.9%
EUA 2026 Future 7.7%
EUA 2025 Future 16.1%
CCA 2026 Future 10.4%
REG 2025 Future 9.5%
CCA 2025 Future 41.7%

Value	Value
CCA 2025 Future	41.7%
REG 2025 Future	9.5%
CCA 2026 Future	10.4%
EUA 2025 Future	16.1%
EUA 2026 Future	7.7%
UKA 2025 Future	5.9%
WSH 2025 Future	8.7%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/krbn/ or upon request at 1-855-857-2638.

Effective November 3, 2025, the Fund's investment objective and principal risks changed. The Fund has changed from tracking the “Total Return” version of its underlying index to the “Excess Return” version of its underlying index. This change does not alter the Fund's Principal Investment Strategies. In connection with this change, Counterparty Risk was added as part of the Fund's Derivatives Risk, and corresponding changes were made to the Fund's Tax Risk.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/krbn/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KRBN-SAR-2025

KraneShares Trust

KraneShares Value Line® Dynamic Dividend Equity Index ETF

Ticker: KVLE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Value Line® Dynamic Dividend Equity Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kvle/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$30	0.56%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$31,723,561	84	$67,284	57%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology 29.8%
Industrials 12.5%
Financials 11.5%
Consumer Discretionary 9.2%
Health Care 8.9%
Consumer Staples 8.6%
Communication Services 6.4%
Energy 5.4%
Utilities 3.7%
Real Estate 2.2%
Materials 1.6%

Value	Value
Materials	1.6%
Real Estate	2.2%
Utilities	3.7%
Energy	5.4%
Communication Services	6.4%
Consumer Staples	8.6%
Health Care	8.9%
Consumer Discretionary	9.2%
Financials	11.5%
Industrials	12.5%
Information Technology	29.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	8.5%
NVIDIA	8.3%
Broadcom	3.0%
JPMorgan Chase	2.4%
International Business Machines	2.2%
Johnson & Johnson	2.2%
Palantir Technologies, Cl A	2.0%
Home Depot	2.0%
Goldman Sachs Group	2.0%
Cisco Systems	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kvle/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KVLE-SAR-2025

KraneShares Trust

KraneShares Mount Lucas Managed Futures Index Strategy ETF

Ticker: KMLM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Mount Lucas Managed Futures Index Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kmlm/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Mount Lucas Managed Futures Index Strategy ETF	$45	0.90%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$183,454,028	26	$845,970	0%

What did the Fund invest in?

 Commodity ExposureFootnote Reference*Footnote Reference^

Commodity Exposures as of 9/30/2025	Identifier	Position	% NAV
GOLD 100 OZ FUTR DEC25	GCZ5	Long	7.39%
NY HARB ULSD FUT DEC25	HOZ5	Long	6.95%
GASOLINE RBOB FUT DEC25	XBZ5	Long	6.78%
NATURAL GAS FUTR DEC25	NGZ25	Short	6.75%
CORN FUTURE DEC25	C Z5	Short	6.72%
SUGAR #11 (WORLD) MAR26	SBH6	Short	6.63%
LIVE CATTLE FUTR DEC25	LCZ5	Long	6.60%
WHEAT FUTURE(CBT) DEC25	W Z5	Short	6.47%
WTI CRUDE FUTURE DEC25	CLZ5	Short	5.40%
COPPER FUTURE DEC25	HGZ5	Short	5.16%
SOYBEAN FUTURE NOV25	S X5	Short	0.30%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Gold - Futures ContractFootnote Reference(1)	0.9%
Wheat - Futures ContractFootnote Reference(1)	0.8%
Live Cattle - Futures ContractFootnote Reference(1)	0.5%
Corn - Futures ContractFootnote Reference(1)	0.3%
Japanese 10-Year Bond - Futures ContractFootnote Reference(1)	0.2%
Japanese Yen - Futures ContractFootnote Reference(1)	0.1%
NY Harbor ULSD - Futures ContractFootnote Reference(1)	0.1%
WTI Crude Oil - Futures ContractFootnote Reference(1)	0.0%
Euro FX - Futures ContractFootnote Reference(1)	0.0%
Canadian 10-Year Bond - Futures ContractFootnote Reference(1)	0.0%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kmlm/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KMLM-SAR-2025

KraneShares Trust

KraneShares SSE STAR Market 50 Index ETF

Ticker: KSTR

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares SSE STAR Market 50 Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kstr/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares SSE STAR Market 50 Index ETF	$54	0.89%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,741,487	50	$148,437	39%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology
76.1%
Health Care
12.2%
Consumer Discretionary
5.1%
Materials
2.9%
Industrials
2.3%
Consumer Staples
0.6%

Value	Value
Consumer Staples	0.6%
Industrials	2.3%
Materials	2.9%
Consumer Discretionary	5.1%
Health Care	12.2%
Information Technology	76.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cambricon Technologies, Cl A	11.8%
Montage Technology, Cl A	9.9%
Advanced Micro-Fabrication Equipment China, Cl A	5.3%
Shanghai United Imaging Healthcare, Cl A	4.4%
Beijing Kingsoft Office Software, Cl A	4.3%
Verisilicon Microelectronics Shanghai, Cl A	3.8%
Beijing Roborock Technology, Cl A	2.6%
Shenzhen Transsion Holdings, Cl A	2.5%
National Silicon Industry Group, Cl A	2.5%
Hwatsing Technology, Cl A	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kstr/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KSTR-SAR-2025

KraneShares Trust

KraneShares Hang Seng TECH Index ETF

Ticker: KTEC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Hang Seng TECH Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/ktec/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hang Seng TECH Index ETF	$38	0.69%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,112,224	29	$156,283	49%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*Footnote Reference^

Consumer Discretionary
43.0%
Communication Services
28.2%
Information Technology
20.0%
Consumer Staples
2.9%

Value	Value
Consumer Staples	2.9%
Information Technology	20.0%
Communication Services	28.2%
Consumer Discretionary	43.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding	10.2%
Tencent Holdings	8.3%
NetEase	8.2%
Meituan, Cl B	8.0%
Xiaomi, Cl B	7.5%
Kuaishou Technology, Cl B	4.8%
BYD, Cl H	4.8%
JD.com, Cl A	4.5%
Baidu, Cl A	4.2%
Trip.com Group	4.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/ktec/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KTEC-SAR-2025

KraneShares Trust

KraneShares European Carbon Allowance Strategy ETF

Ticker: KEUA

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares European Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/keua/. You can also request this information by contacting us at 1-855-857-2638. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares European Carbon Allowance Strategy ETF	$44	0.79%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,978,574	3	$26,628	13%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	83.0%
Collateral and Currency Management:
Short-Term Investment, GVMXX	8.6%
Exchange-Traded FundFootnote Reference**	60.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Futures BreakdownFootnote Reference^

Data as of 9/30/2025

Value	Value
European Union	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/keua/ or upon request at 1-855-857-2638.

Effective November 3, 2025, the Fund's investment objective and principal risks changed. The Fund has changed from tracking the “Total Return” version of its underlying index to the “Excess Return” version of its underlying index. This change does not alter the Fund's Principal Investment Strategies. In connection with this change, Counterparty Risk was added as part of the Fund's Derivatives Risk, and corresponding changes were made to the Fund's Tax Risk.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/keua/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KEUA-SAR-2025

KraneShares Trust

KraneShares California Carbon Allowance Strategy ETF

Ticker: KCCA

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares California Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kcca/. You can also request this information by contacting us at 1-855-857-2638. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares California Carbon Allowance Strategy ETF	$40	0.79%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,998,534	3	$431,146	9%

What did the Fund invest in?

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	108.6%
Collateral and Currency Management:
Short-Term Investment, GVMXX	3.0%
Exchange-Traded FundFootnote Reference**	77.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Futures BreakdownFootnote Reference^

Data as of 9/30/2025

Value	Value
California	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kcca/ or upon request at 1-855-857-2638.

Effective November 3, 2025, the Fund's investment objective and principal risks changed. The Fund has changed from tracking the “Total Return” version of its underlying index to the “Excess Return” version of its underlying index. This change does not alter the Fund's Principal Investment Strategies. In connection with this change, Counterparty Risk was added as part of the Fund's Derivatives Risk, and corresponding changes were made to the Fund's Tax Risk.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcca/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KCCA-SAR-2025

KraneShares Trust

KraneShares KWEB Covered Call Strategy ETF

Ticker: KLIP

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares KWEB Covered Call Strategy ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/klip/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares KWEB Covered Call Strategy ETF	$14	0.26%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$119,541,723	14	$124,312	365%

What did the Fund invest in?

(KWEB) Industry WeightingsFootnote Reference*

Interactive Media & Services
30.7%
Broadline Retail
27.1%
Entertainment
11.6%
Consumer Staples Distribution & Retail
7.1%
Internet & Catalog Retail
5.8%
Hotels, Restaurants & Leisure
4.7%
Real Estate Management & Development
3.5%
Ground Transportation
3.4%
Diversified Consumer Services
2.4%
Consumer Finance
1.7%
Media
1.1%
Insurance
0.9%

Value	Value
Insurance	0.9%
Media	1.1%
Consumer Finance	1.7%
Diversified Consumer Services	2.4%
Ground Transportation	3.4%
Real Estate Management & Development	3.5%
Hotels, Restaurants & Leisure	4.7%
Internet & Catalog Retail	5.8%
Consumer Staples Distribution & Retail	7.1%
Entertainment	11.6%
Broadline Retail	27.1%
Interactive Media & Services	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KraneShares CSI China Internet ETFFootnote Reference**	106.2%
Written Option - KWEB US, $40.74, 10/17/25Footnote Reference(1)	0.0%
Written Option - KWEB US, $40.94, 10/17/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $37.53, 10/03/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $41.68, 10/31/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $41.44, 10/24/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $38.22, 10/03/25Footnote Reference(1)	-0.1%
Written Option - KWEB US, $38.26, 10/10/25Footnote Reference(1)	-0.2%
Written Option - KWEB US, $41.72, 10/24/25Footnote Reference(1)	-0.6%
Written Option - KWEB US, $41.07, 10/31/25Footnote Reference(1)	-1.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/klip/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KLIP-SAR-2025

KraneShares Trust

KraneShares Global Luxury Index ETF

Ticker: KLXY

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Global Luxury Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/klxy/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Luxury Index ETF	$37	0.69%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,935,340	23	$7,901	18%

What did the Fund invest in?

 Country WeightingsFootnote Reference*

France
35.2%
United States
29.5%
Italy
10.8%
Switzerland
7.7%
Japan
7.2%
Denmark
3.5%
United Kingdom
2.3%

Value	Value
United Kingdom	2.3%
Denmark	3.5%
Japan	7.2%
Switzerland	7.7%
Italy	10.8%
United States	29.5%
France	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
LVMH Moet Hennessy Louis Vuitton	9.9%
L'Oreal	8.0%
Cie Financiere Richemont, Cl A	7.7%
Kering	6.6%
EssilorLuxottica	6.2%
Tapestry	6.2%
Ralph Lauren, Cl A	4.6%
Estee Lauder, Cl A	4.5%
Hermes International	4.4%
Ferrari	4.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/klxy/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KLXY-SAR-2025

KraneShares Trust

KraneShares Hedgeye Hedged Equity Index ETF

Ticker: KSPY

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Hedgeye Hedged Equity Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kspy/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hedgeye Hedged Equity Index ETF	$37	0.69%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,394,434	4	$72,472	13%

What did the Fund invest in?

S&P 500 Top ConstituentsFootnote Reference*

NVIDIA CORP
8.0%
MICROSOFT CORP
6.7%
APPLE INC
6.6%
AMAZON.COM INC
3.7%
META PLATFORMS INC-CLASS A
2.8%
BROADCOM INC
2.7%
ALPHABET INC-CL A
2.5%
TELSA INC
2.2%
ALPHABET INC-CL C
2.0%
BERKSHIRE HATHAWAY INC-CL B
1.6%
JPMORGAN CHASE & CO
1.5%
ELI LILLY & CO
1.1%
VISA INC-CLASS A SHARES
1.0%
NETFLIX INC
0.9%
EXXON MOBIL CORP
0.8%

Value	Value
EXXON MOBIL CORP	0.8%
NETFLIX INC	0.9%
VISA INC-CLASS A SHARES	1.0%
ELI LILLY & CO	1.1%
JPMORGAN CHASE & CO	1.5%
BERKSHIRE HATHAWAY INC-CL B	1.6%
ALPHABET INC-CL C	2.0%
TELSA INC	2.2%
ALPHABET INC-CL A	2.5%
BROADCOM INC	2.7%
META PLATFORMS INC-CLASS A	2.8%
AMAZON.COM INC	3.7%
APPLE INC	6.6%
MICROSOFT CORP	6.7%
NVIDIA CORP	8.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of SPY (SPDR S&P 500 ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Top Holdings

Holding Name	Percentage of Total Net Assets
SPDR S&P 500 ETF Trust	100.5%
Purchased Option - S&P 500 Index, $6,610.00, 10/17/25Footnote Reference(1)	0.7%
Written Option - S&P 500 Index, $6,555.00, 10/17/25Footnote Reference(1)	-0.5%
Written Option - SPDR S&P 500 ETF Trust, $667.38, 10/17/25Footnote Reference(1)	-1.1%
Footnote	Description
Footnote(1)	At market value.

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kspy/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KSPY-SAR-2025

KraneShares Trust

KraneShares Artificial Intelligence and Technology ETF

Ticker: AGIX

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Artificial Intelligence and Technology ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/agix/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Artificial Intelligence and Technology ETF	$62	1.00%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$89,719,569	51	$196,090	23%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology
74.4%
Communication Services
12.8%
Consumer Discretionary
8.9%
Health Care
2.4%
Industrials
1.1%

Value	Value
Industrials	1.1%
Health Care	2.4%
Consumer Discretionary	8.9%
Communication Services	12.8%
Information Technology	74.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.0%
Meta Platforms, Cl A	5.0%
Alphabet, Cl A	3.8%
Amazon.com	3.7%
NVIDIA	3.7%
Nebius Group, Cl A	3.5%
Anthropic	3.3%
Tesla	3.1%
AppLovin, Cl A	2.8%
ServiceNow	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/agix/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

AGIX-SAR-2025

KraneShares Trust

KraneShares Sustainable Ultra Short Duration Index ETF

Ticker: KCSH

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Sustainable Ultra Short Duration Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kcsh/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Sustainable Ultra Short Duration Index ETF	$10	0.20%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,091,064	155	$189,019	0%

What did the Fund invest in?

 Maturity WeightingsFootnote Reference*Footnote Reference^

0-3 Months
14.4%
3-6 Months
40.7%
6-9 Months
32.0%
9-12 Months
10.7%
Over 1 Year
1.0%

Value	Value
Over 1 Year	1.0%
9-12 Months	10.7%
6-9 Months	32.0%
3-6 Months	40.7%
0-3 Months	14.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bank of America	4.450%	03/03/26	2.8%
Manufacturers & Traders Trust	4.650%	01/27/26	1.8%
ASB Bank	5.346%	06/15/26	1.6%
Citibank	5.438%	04/30/26	1.4%
HSBC Holdings	4.300%	03/08/26	1.4%
Prudential Financial	1.500%	03/10/26	1.4%
Toronto-Dominion Bank	1.200%	06/03/26	1.4%
Dell International	6.020%	06/15/26	1.3%
Realty Income	4.875%	06/01/26	1.3%
Microsoft	3.125%	11/03/25	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcsh/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KCSH-SAR-2025

KraneShares Trust

KraneShares China Alpha Index ETF

Ticker: KCAI

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares China Alpha Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kcai/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares China Alpha Index ETF	$47	0.79%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,245,064	40	$42,239	62%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Financials
34.8%
Materials
21.0%
Information Technology
20.5%
Industrials
13.2%
Consumer Discretionary
10.5%

Value	Value
Consumer Discretionary	10.5%
Industrials	13.2%
Information Technology	20.5%
Materials	21.0%
Financials	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Luxshare Precision Industry, Cl A	4.2%
Zijin Mining Group, Cl A	3.6%
Foxconn Industrial Internet, Cl A	3.5%
Seres Group, Cl A	3.4%
Fuyao Glass Industry Group, Cl A	3.3%
Zangge Mining, Cl A	3.2%
Aluminum Corp of China, Cl A	3.1%
Zhejiang Juhua, Cl A	3.0%
Ningxia Baofeng Energy Group, Cl A	3.0%
Zhongji Innolight, Cl A	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kcai/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KCAI-SAR-2025

KraneShares Trust

KraneShares Man Buyout Beta Index ETF

Ticker: BUYO

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Man Buyout Beta Index ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/buyo/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Man Buyout Beta Index ETF	$49	0.89%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,054,107	313	$48,737	35%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Information Technology
23.2%
Industrials
20.3%
Consumer Discretionary
13.8%
Health Care
11.6%
Financials
9.3%
Materials
6.5%
Communication Services
5.5%
Consumer Staples
4.7%
Energy
3.1%
Utilities
1.9%

Value	Value
Utilities	1.9%
Energy	3.1%
Consumer Staples	4.7%
Communication Services	5.5%
Materials	6.5%
Financials	9.3%
Health Care	11.6%
Consumer Discretionary	13.8%
Industrials	20.3%
Information Technology	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Encompass Health	1.5%
News	1.4%
Wayfair, Cl A	1.3%
Nutanix, Cl A	1.3%
Elastic	1.2%
Pentair	1.1%
Pegasystems	1.0%
Ciena	1.0%
Jabil	1.0%
Frontdoor	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/buyo/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

BUYO-SAR-2025

KraneShares Trust

KraneShares Global Humanoid and Embodied Intelligence Index ETF

Ticker: KOID

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares Global Humanoid and Embodied Intelligence Index ETF (the "Fund") for the period from June 5, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/koid/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Global Humanoid and Embodied Intelligence Index ETF	$25	0.68%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,303,840	50	$69,124	23%

What did the Fund invest in?

 Sector WeightingsFootnote Reference*

Industrials
38.0%
Information Technology
36.0%
Consumer Discretionary
19.9%
Materials
5.9%

Value	Value
Materials	5.9%
Consumer Discretionary	19.9%
Information Technology	36.0%
Industrials	38.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
UBTech Robotics	2.2%
Zhejiang Sanhua Intelligent Controls, Cl A	2.1%
XPeng, Cl A	2.1%
Nidec	2.0%
China Northern Rare Earth Group High-Tech, Cl A	2.0%
Shanghai Moons' Electric, Cl A	2.0%
Moog, Cl A	2.0%
NVIDIA	2.0%
RoboSense Technology	2.0%
Amphenol, Cl A	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/koid/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KOID-SAR-2025

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Income USD Bond ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares Global Carbon Strategy ETF

KraneShares Value Line® Dynamic Dividend Equity Index ETF

KraneShares Mount Lucas Managed Futures Index Strategy ETF

KraneShares SSE STAR Market 50 Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares European Carbon Allowance Strategy ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares KWEB Covered Call Strategy ETF

KraneShares Global Luxury Index ETF

KraneShares Hedgeye Hedged Equity Index ETF

KraneShares Artificial Intelligence and Technology ETF

KraneShares Sustainable Ultra Short Duration Index ETF

KraneShares China Alpha Index ETF

KraneShares Man Buyout Beta Index ETF

KraneShares Global Humanoid and Embodied Intelligence Index ETF

September 30, 2025

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Communication Services — 39.2%
Autohome ADR	3,068,653	$87,610,043
Baidu, Cl A*	29,591,584	506,606,214
Bilibili, Cl Z*	12,822,864	370,162,878
China Literature*	22,096,000	112,121,495
iQIYI ADR*	24,946,602	63,863,301
JOYY ADR	1,336,254	78,317,847
Kingsoft	40,896,200	181,973,477
Kuaishou Technology, Cl B	42,549,100	462,656,658
NetEase	12,309,305	374,639,276
NetEase Cloud Music*	3,574,400	119,354,933
Tencent Holdings	12,338,975	1,051,454,993
Tencent Music Entertainment Group ADR	17,231,432	402,181,623
Weibo ADR	4,236,482	52,532,377
		3,863,475,115
Consumer Discretionary — 40.1%
Alibaba Group Holding	49,306,264	1,121,691,523
JD.com, Cl A	28,712,190	511,109,752
Meituan, Cl B*	34,697,747	466,031,896
PDD Holdings ADR*	5,552,085	733,819,075
TAL Education Group ADR*	20,903,010	234,113,712
Tongcheng Travel Holdings	58,829,800	173,909,491
Trip.com Group	5,201,200	398,426,199
Vipshop Holdings ADR	15,555,888	305,517,640
		3,944,619,288
Consumer Staples — 7.1%
Alibaba Health Information Technology*	270,854,000	231,850,244
JD Health International*	54,319,437	464,274,660
		696,124,904
Financials — 2.5%
Qfin Holdings ADR	5,748,116	165,430,778
ZhongAn Online P&C Insurance, Cl H*	37,203,700	84,110,468
		249,541,246
Industrials — 7.5%
Full Truck Alliance ADR	25,513,779	330,913,713
Kanzhun ADR*	17,522,919	409,335,388
		740,249,101

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 3.5%
KE Holdings, Cl A	50,617,300	$342,527,485

TOTAL CHINA		9,836,537,139

TOTAL COMMON STOCK (Cost $7,867,961,107)		9,836,537,139

TOTAL INVESTMENTS — 99.9% (Cost $7,867,961,107)		9,836,537,139
OTHER ASSETS LESS LIABILITIES – 0.1%		9,538,901
NET ASSETS - 100%		$9,846,076,040

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 99.6%
Communication Services — 1.3%
China United Network Communications, Cl A	2,528,900	$1,951,476
Focus Media Information Technology, Cl A	1,167,402	1,320,153
		3,271,629
Consumer Discretionary — 6.1%
BYD, Cl A	702,100	10,757,968
Midea Group, Cl A	487,500	4,969,800
		15,727,768
Consumer Staples — 9.1%
Foshan Haitian Flavouring & Food, Cl A	263,321	1,439,373
Kweichow Moutai, Cl A	61,089	12,376,449
Luzhou Laojiao, Cl A	83,746	1,550,042
Muyuan Foods, Cl A	310,245	2,307,010
Shanxi Xinghuacun Fen Wine Factory, Cl A	69,216	1,884,081
Wuliangye Yibin, Cl A	220,579	3,759,567
		23,316,522
Energy — 2.6%
China Petroleum & Chemical, Cl A	1,954,840	1,450,894
China Shenhua Energy, Cl A	397,947	2,149,586
PetroChina, Cl A	1,302,000	1,472,363
Shaanxi Coal Industry, Cl A	584,616	1,640,475
		6,713,318
Financials — 22.5%
Agricultural Bank of China, Cl A	6,383,507	5,973,847
Bank of China, Cl A	2,981,700	2,167,018
Bank of Communications, Cl A	4,000,599	3,771,926
Bank of Ningbo, Cl A	495,218	1,836,380
China Merchants Bank, Cl A	1,546,767	8,769,657
China Pacific Insurance Group, Cl A	513,214	2,528,843
CITIC Securities, Cl A	918,221	3,852,009
East Money Information, Cl A	1,185,131	4,509,463
Guotai Junan Securities, Cl A	1,059,200	2,804,263
Industrial & Commercial Bank of China, Cl A	4,717,226	4,831,460
Industrial Bank, Cl A	1,586,922	4,419,621
Ping An Bank, Cl A	1,455,067	2,315,074
Ping An Insurance Group of China, Cl A	806,898	6,239,042
Shanghai Pudong Development Bank, Cl A	2,269,446	3,789,097
		57,807,700
Health Care — 6.6%
Jiangsu Hengrui Pharmaceuticals, Cl A	1,024,987	10,289,561

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shenzhen Mindray Bio-Medical Electronics, Cl A	194,853	$6,716,816
		17,006,377
Industrials — 14.8%
Beijing-Shanghai High Speed Railway, Cl A	4,478,800	3,223,650
China CSSC Holdings, Cl A	230,000	1,116,536
China State Construction Engineering, Cl A	3,782,418	2,892,244
Contemporary Amperex Technology, Cl A	375,051	21,153,647
COSCO SHIPPING Holdings, Cl A	1,154,430	2,322,660
CRRC, Cl A	2,226,809	2,333,847
NARI Technology, Cl A	735,315	2,368,723
SF Holding, Cl A	441,559	2,498,537
		37,909,844
Information Technology — 21.6%
Cambricon Technologies, Cl A*	60,005	11,155,067
Foxconn Industrial Internet, Cl A	1,891,300	17,516,165
Luxshare Precision Industry, Cl A	1,113,850	10,109,571
NAURA Technology Group, Cl A	110,684	7,024,851
Zhongji Innolight, Cl A	170,700	9,668,066
		55,473,720
Materials — 10.4%
Wanhua Chemical Group, Cl A	766,899	7,163,922
Zijin Mining Group, Cl A	4,691,442	19,378,182
		26,542,104
Real Estate — 0.9%
China Merchants Shekou Industrial Zone Holdings, Cl A	789,900	1,127,098
Poly Developments and Holdings Group, Cl A	1,043,577	1,150,843
		2,277,941
Utilities — 3.7%
China National Nuclear Power, Cl A	1,640,800	2,005,131
China Yangtze Power, Cl A	1,951,670	7,461,768
		9,466,899
TOTAL CHINA		255,513,822

TOTAL COMMON STOCK (Cost $210,610,315)		255,513,822

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	58,879	$—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.6% (Cost $210,610,315)		255,513,822
OTHER ASSETS LESS LIABILITIES – 0.4%		935,178
NET ASSETS - 100%		$256,449,000

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$255,513,822	$—	$—		$255,513,822
Total Common Stock	255,513,822	—	—		255,513,822
Rights
China
Health Care	—	—	—	‡‡	—
Total Rights	—	—	—		—
Total Investments in Securities	$255,513,822	$—	$—		$255,513,822

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 41.3%
Energy — 1.9%
China Petroleum & Chemical, Cl H	140,000	$72,875

Financials — 5.1%
Bank of Changsha, Cl A	7,100	8,796
Bank of Chengdu, Cl A	7,500	18,152
Bank of Hangzhou, Cl A	12,800	27,423
Bank of Jiangsu, Cl A	32,155	45,250
Bank of Nanjing, Cl A	21,691	33,264
Bank of Ningbo, Cl A	11,546	42,815
Bank of Suzhou, Cl A	7,900	9,044
Chongqing Rural Commercial Bank, Cl H	14,000	10,814
		195,558
Industrials — 14.8%
Beijing New Building Materials, Cl A	3,108	10,317
Beijing-Shanghai High Speed Railway, Cl A	87,000	62,619
China Communications Services, Cl H	16,000	9,460
China Energy Engineering, Cl A	58,100	19,646
China Merchants Expressway Network & Technology Holdings, Cl A	10,100	13,802
China National Chemical Engineering, Cl A	10,900	11,378
China Railway Group, Cl H	24,500	12,375
China State Construction Engineering, Cl A	73,700	56,355
China XD Electric, Cl A	9,200	8,726
CRRC, Cl H	26,000	20,050
Daqin Railway, Cl A	35,332	29,198
Dongfang Electric, Cl A	5,400	14,615
Goldwind Science & Technology, Cl A	7,200	15,123
Goneo Group, Cl A	1,610	10,088
Jiangsu Expressway, Cl H	8,000	9,275
Jiangsu Zhongtian Technology, Cl A	6,800	18,051
Metallurgical Corp of China, Cl A	32,000	17,285
NARI Technology, Cl A	14,152	45,589
Ningbo Orient Wires & Cables, Cl A	1,300	12,884
Ningbo Sanxing Medical Electric, Cl A	2,900	9,985
Power Construction Corp of China, Cl A	31,400	24,583
Shanghai Electric Group, Cl A*	23,600	31,257
Shenzhen Inovance Technology, Cl A	2,450	28,813
Sichuan Road & Bridge, Cl A	10,500	11,918
TBEA, Cl A	8,967	22,394
Zhejiang Chint Electrics, Cl A	3,800	16,373
Zhejiang Expressway, Cl H	10,000	9,241
Zhuzhou CRRC Times Electric, Cl H	2,800	15,403
		566,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 4.6%
Anhui Conch Cement, Cl H	7,500	$22,653
China National Building Material, Cl H	23,000	16,318
China Northern Rare Earth Group High-Tech, Cl A	6,324	42,856
China Rare Earth Resources And Technology, Cl A*	2,000	14,521
Henan Shenhuo Coal Industry & Electricity Power, Cl A	4,000	11,230
Jinduicheng Molybdenum, Cl A	5,700	12,356
Shanjin International Gold, Cl A	5,000	16,016
Western Mining, Cl A	4,600	14,199
Western Superconducting Technologies, Cl A	1,173	10,712
Xiamen Tungsten, Cl A	3,400	14,120
		174,981
Utilities — 14.9%
Beijing Enterprises Holdings	3,000	12,825
CGN Power, Cl H	63,000	23,401
China Gas Holdings	16,200	15,866
China Longyuan Power Group, Cl H	15,000	16,021
China National Nuclear Power, Cl A	36,100	44,116
China Power International Development	26,000	10,794
China Resources Gas Group	5,600	14,280
China Resources Power Holdings	12,635	28,971
China Three Gorges Renewables Group, Cl A	50,200	29,934
China Yangtze Power, Cl A	42,900	164,018
Datang International Power Generation, Cl A	22,400	10,654
ENN Energy Holdings	4,700	38,873
ENN Natural Gas, Cl A	4,600	11,604
GD Power Development, Cl A	31,300	21,870
Huadian Power International, Cl A	15,342	10,956
Huaneng Power International, Cl H	25,000	17,416
Kunlun Energy	24,000	21,470
SDIC Power Holdings, Cl A	14,106	25,847
Shenergy, Cl A	8,719	9,566
Sichuan Chuantou Energy, Cl A	8,584	17,198
Wintime Energy Group, Cl A	39,700	9,079
Zhejiang Zheneng Electric Power, Cl A	19,900	13,821
		568,580
TOTAL CHINA		1,578,797

GREECE — 0.3%
Industrials — 0.3%
Aegean Airlines	643	10,109
TOTAL GREECE		10,109

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDIA — 4.6%
Energy — 0.5%
Great Eastern Shipping	1,615	$18,076

Industrials — 0.9%
AIA Engineering	657	22,593
Azad Engineering*	413	7,268
GMM Pfaudler	472	5,633
		35,494
Materials — 3.2%
Navin Fluorine International	476	24,776
PI Industries	1,186	46,932
UPL	7,041	52,005
		123,713
TOTAL INDIA		177,283

INDONESIA — 5.8%
Energy — 0.3%
Medco Energi Internasional	135,700	11,156

Materials — 5.5%
Amman Mineral Internasional*	233,900	101,406
Chandra Asri Pacific	134,700	62,440
Indah Kiat Pulp & Paper	39,600	17,465
Merdeka Copper Gold*	157,400	19,929
Pabrik Kertas Tjiwi Kimia	22,500	9,417
		210,657
TOTAL INDONESIA		221,813

ISRAEL — 3.2%
Industrials — 0.7%
ZIM Integrated Shipping Services	1,922	26,043

Materials — 2.5%
ICL Group	12,131	76,014
The Israel Corp	60	18,785
		94,799
TOTAL ISRAEL		120,842

KAZAKHSTAN — 1.3%
Energy — 1.3%
NAC Kazatomprom JSC GDR	947	50,475

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.0%
Solidcore Resources PLC*(A)	7,154	$—

TOTAL KAZAKHSTAN		50,475

KUWAIT — 9.7%
Financials — 9.7%
Kuwait Finance House	138,576	360,555
Kuwait Projects Holding*	31,103	8,571
TOTAL KUWAIT		369,126

MALAYSIA — 1.7%
Industrials — 0.6%
Sime Darby	44,200	23,946

Materials — 1.1%
Petronas Chemicals Group	40,600	40,807

TOTAL MALAYSIA		64,753

PHILIPPINES — 0.8%
Industrials — 0.8%
Aboitiz Equity Ventures	26,700	13,671
JG Summit Holdings	41,942	16,575
TOTAL PHILIPPINES		30,246

POLAND — 2.5%
Materials — 2.5%
KGHM Polska Miedz*	2,190	96,586
TOTAL POLAND		96,586

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC*(A)(B)	33,666	—
Sovcomflot PJSC*(A)(B)	9,110	—
Surgutneftegas PJSC*(A)(B)	143,400	—
		—
Materials — 0.0%
GMK Norilskiy Nickel PAO*(A)(B)	123,900	—
Segezha Group PJSC*(A)(B)	78,500	—
		—
TOTAL RUSSIA		—

SINGAPORE — 9.3%
Financials — 6.7%
Oversea-Chinese Banking	19,112	243,718

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Yangzijiang Financial Holding	12,600	$11,728
		255,446
Industrials — 2.6%
Singapore Airlines	8,400	42,482
Singapore Technologies Engineering	8,900	59,440
		101,922
TOTAL SINGAPORE		357,368

SOUTH AFRICA — 13.3%
Materials — 13.3%
Impala Platinum Holdings	14,145	180,825
Northam Platinum Holdings	5,578	90,851
Valterra Platinum	3,319	237,658
TOTAL SOUTH AFRICA		509,334

THAILAND — 4.2%
Energy — 4.2%
PTT NVDR	157,000	161,094
TOTAL THAILAND		161,094

TÜRKIYE — 1.7%
Industrials — 1.7%
Turk Hava Yollari AO	8,626	65,348
TOTAL TÜRKIYE		65,348

TOTAL COMMON STOCK (Cost $4,008,653)		3,813,174

PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC*(A)(B)(C)	136,600	—

TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.7% (Cost $4,083,499)		3,813,174
OTHER ASSETS LESS LIABILITIES – 0.3%		11,207
NET ASSETS - 100%		$3,824,381

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI One Belt One Road Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$1,578,797	$—	$—		$1,578,797
Greece	10,109	—	—		10,109
India	177,283	—	—		177,283
Indonesia	221,813	—	—		221,813
Israel	120,842	—	—		120,842
Kazakhstan
Energy	50,475	—	—		50,475
Materials	—	—	—	‡‡	—
Kuwait	369,126	—	—		369,126
Malaysia	64,753	—	—		64,753
Philippines	30,246	—	—		30,246
Poland	96,586	—	—		96,586
Russia
Energy	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
Singapore	357,368	—	—		357,368
South Africa	509,334	—	—		509,334
Thailand	161,094	—	—		161,094
Türkiye	65,348	—	—		65,348
Total Common Stock	3,813,174	—	—		3,813,174
Preferred Stock
Russia
Energy	—	—	—	‡‡	—
Total Preferred Stock	—	—	—		—
Total Investments in Securities	$3,813,174	$—	$—		$3,813,174

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
AUSTRALIA — 0.8%
Consumer Discretionary — 0.8%
IDP Education	65,452	$284,996
TOTAL AUSTRALIA		284,996

BRAZIL — 3.1%
Consumer Discretionary — 2.3%
MercadoLibre*	335	782,875

Information Technology — 0.8%
TOTVS	30,800	265,633

TOTAL BRAZIL		1,048,508

CHINA — 48.6%
Communication Services — 16.7%
Baidu, Cl A*	58,464	1,000,900
Bilibili, Cl Z*	33,480	966,481
Kuaishou Technology, Cl B	85,100	925,333
NetEase	38,900	1,183,939
Tencent Holdings	13,875	1,182,346
Tencent Music Entertainment Group	19,400	230,020
Weibo, Cl A	20,360	262,992
		5,752,011
Consumer Discretionary — 18.4%
Alibaba Group Holding	61,300	1,394,543
JD.com, Cl A	68,075	1,211,813
Meituan, Cl B*	87,097	1,169,816
PDD Holdings ADR*	8,860	1,171,026
Tongcheng Travel Holdings	83,200	245,951
Trip.com Group	11,100	850,291
Vipshop Holdings ADR	13,521	265,552
		6,308,992
Consumer Staples — 4.5%
Alibaba Health Information Technology*	870,000	744,717
JD Health International*	92,550	791,036
		1,535,753
Industrials — 2.3%
Kanzhun*	67,200	784,679

Information Technology — 6.7%
GDS Holdings, Cl A*	191,900	988,555
Hua Hong Semiconductor*	41,000	421,572

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Kingdee International Software Group*	397,000	$893,970
		2,304,097
TOTAL CHINA		16,685,532

GREECE — 0.7%
Consumer Discretionary — 0.7%
OPAP	10,803	252,221
TOTAL GREECE		252,221

INDIA — 2.9%
Consumer Discretionary — 2.2%
FSN E-Commerce Ventures*	291,287	762,363

Financials — 0.7%
One 97 Communications*	17,296	218,916

TOTAL INDIA		981,279

INDONESIA — 0.6%
Communication Services — 0.6%
MNC Digital Entertainment*	6,507,700	205,013
TOTAL INDONESIA		205,013

JAPAN — 2.2%
Communication Services — 2.2%
Nexon	34,700	762,914
TOTAL JAPAN		762,914

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR*(A)(B)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR*(A)(B)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR*(A)(B)	11,746	—

TOTAL RUSSIA		—

SINGAPORE — 3.0%
Consumer Discretionary — 3.0%
Sea ADR*	5,793	1,035,383
TOTAL SINGAPORE		1,035,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH AFRICA — 5.7%
Consumer Discretionary — 5.7%
Delivery Hero, Cl A*	25,836	$741,025
Naspers, Cl N	3,363	1,219,214
TOTAL SOUTH AFRICA		1,960,239

SOUTH KOREA — 18.6%
Communication Services — 11.6%
Kakao	18,579	789,215
Kakao Games*	20,824	231,683
Krafton*	3,433	715,693
NAVER	4,768	912,446
NCSoft	5,464	841,185
Netmarble	5,301	233,115
Pearl Abyss*	10,040	253,674
		3,977,011
Consumer Discretionary — 2.3%
Coupang, Cl A*	24,667	794,278

Industrials — 0.8%
SK Square*	2,045	293,694

Information Technology — 3.9%
SK Hynix	5,373	1,330,756

TOTAL SOUTH KOREA		6,395,739

TAIWAN — 13.0%
Consumer Discretionary — 0.7%
momo.com	29,653	234,965

Information Technology — 12.3%
Nanya Technology*	448,000	1,073,036
Powerchip Semiconductor Manufacturing*	439,000	365,857
Taiwan Semiconductor Manufacturing	28,000	1,198,897
United Microelectronics	583,000	871,306
Vanguard International Semiconductor	78,000	261,041
VisEra Technologies	24,000	220,487
Win Semiconductors	79,000	240,800
		4,231,424
TOTAL TAIWAN		4,466,389

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
URUGUAY — 0.7%
Financials — 0.7%
Dlocal, Cl A	17,488	$249,729
TOTAL URUGUAY		249,729

TOTAL COMMON STOCK (Cost $28,770,967)		34,327,942

TOTAL INVESTMENTS — 99.9% (Cost $28,770,967)		34,327,942
OTHER ASSETS LESS LIABILITIES – 0.1%		29,900
NET ASSETS - 100%		$34,357,842

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$284,996	$—	$—		$284,996
Brazil	1,048,508	—	—		1,048,508
China	16,685,532	—	—		16,685,532
Greece	252,221	—	—		252,221
India	981,279	—	—		981,279
Indonesia	205,013	—	—		205,013
Japan	762,914	—	—		762,914
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Industrials	—	—	—	‡‡	—
Singapore	1,035,383	—	—		1,035,383
South Africa	1,960,239	—	—		1,960,239
South Korea	6,395,739	—	—		6,395,739
Taiwan	4,466,389	—	—		4,466,389
Uruguay	249,729	—	—		249,729
Total Common Stock	34,327,942	—	—		34,327,942
Total Investments in Securities	$34,327,942	$—	$—		$34,327,942

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.6%
Consumer Discretionary — 41.3%
BAIC BluePark New Energy Technology, Cl A*	230,600	$261,420
BYD, Cl A	29,300	448,951
BYD, Cl H	318,500	4,511,169
Li Auto, Cl A*	424,200	5,528,492
NIO, Cl A*	580,270	4,280,949
Seres Group, Cl A	64,800	1,559,858
Tianneng Power International	448,000	561,411
XPeng, Cl A*	513,600	6,149,021
Yadea Group Holdings	826,694	1,473,735
Zhejiang Leapmotor Technology*	323,200	2,756,198
		27,531,204
Industrials — 22.8%
Beijing-Shanghai High Speed Railway, Cl A	1,957,300	1,408,781
China Conch Venture Holdings	886,500	1,249,924
China Everbright Environment Group	2,358,216	1,345,751
Contemporary Amperex Technology	26,800	1,968,562
Contemporary Amperex Technology, Cl A	98,450	5,552,782
Goldwind Science & Technology, Cl A	126,235	265,137
Gotion High-tech, Cl A	71,900	470,900
Ningbo Deye Technology, Cl A	34,425	391,224
Ningbo Sanxing Medical Electric, Cl A	57,100	196,598
Sungrow Power Supply, Cl A	79,560	1,808,111
Zhejiang Chint Electrics, Cl A	85,100	366,672
Zhejiang Weiming Environment Protection, Cl A	68,999	190,906
		15,215,348
Information Technology — 19.0%
China Railway Signal & Communication, Cl A	285,892	215,801
CSI Solar, Cl A	150,887	284,525
Flat Glass Group, Cl A	75,600	182,970
GDS Holdings, Cl A*	601,400	3,098,056
JA Solar Technology, Cl A*	129,368	238,502
Jinko Solar, Cl A*	400,446	312,383
JinkoSolar Holding ADR	20,613	495,330
Kingdee International Software Group*	1,296,000	2,918,349
Kingsoft Cloud Holdings*	1,490,000	1,572,271
LONGi Green Energy Technology, Cl A*	300,846	759,776
Sanan Optoelectronics, Cl A	200,400	438,061
TCL Zhonghuan Renewable Energy Technology, Cl A*	161,400	204,937
Trina Solar, Cl A*	87,958	214,360
Tuya ADR	177,424	438,237
Xinyi Solar Holdings	2,959,588	1,308,542
		12,682,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities — 16.5%
Beijing Enterprises Water Group	2,640,500	$811,115
CGN Power, Cl A	503,600	255,778
CGN Power, Cl H	5,783,000	2,148,073
China Datang Renewable Power, Cl H	1,586,000	556,498
China Longyuan Power Group, Cl H	1,666,800	1,780,257
China National Nuclear Power, Cl A	818,000	999,632
China Three Gorges Renewables Group, Cl A	1,141,400	680,606
China Yangtze Power, Cl A	675,100	2,581,092
SDIC Power Holdings, Cl A	319,400	585,257
Sichuan Chuantou Energy, Cl A	195,300	391,291
Xinyi Energy Holdings	1,386,000	228,019
		11,017,618
TOTAL CHINA		66,446,270

HONG KONG — 0.3%
Utilities — 0.3%
Concord New Energy Group	3,450,000	175,151
TOTAL HONG KONG		175,151

TOTAL COMMON STOCK (Cost $48,230,758)		66,621,421

TOTAL INVESTMENTS — 99.9% (Cost $48,230,758)		66,621,421
OTHER ASSETS LESS LIABILITIES – 0.1%		81,528
NET ASSETS - 100%		$66,702,949

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 95.7%‡
AUSTRALIA — 7.0%
Materials — 7.0%
IGO*	261,156	$896,563
Lynas Rare Earths*	185,394	2,065,449
Mineral Resources*	29,919	815,760
Pilbara Minerals*	1,083,790	1,810,076
TOTAL AUSTRALIA		5,587,848

BELGIUM — 1.5%
Materials — 1.5%
Umicore	68,041	1,208,022
TOTAL BELGIUM		1,208,022

CHINA — 59.6%
Consumer Discretionary — 26.0%
BAIC BluePark New Energy Technology, Cl A*	557,800	632,352
BYD, Cl A	182,900	2,802,496
Geely Automobile Holdings	1,032,000	2,593,131
Guangzhou Automobile Group, Cl H	838,000	366,202
Li Auto, Cl A*	225,300	2,936,278
NIO, Cl A*	337,580	2,490,501
Seres Group, Cl A	95,400	2,296,459
Shenzhen Kedali Industry, Cl A	27,736	761,559
XPeng, Cl A*	261,000	3,124,794
Yadea Group Holdings	396,000	705,943
ZEEKR Intelligent Technology Holding ADR*	16,872	514,259
Zhejiang Leapmotor Technology*	180,900	1,542,686
		20,766,660
Industrials — 18.7%
Beijing Easpring Material Technology, Cl A	54,400	506,723
China Baoan Group, Cl A	258,707	452,267
CNGR Advanced Material, Cl A	93,570	655,098
Contemporary Amperex Technology, Cl A	71,420	4,028,235
Eve Energy, Cl A	213,160	2,721,548
Farasis Energy Gan Zhou, Cl A*	122,358	367,208
GEM, Cl A	516,040	609,627
Gotion High-tech, Cl A	170,389	1,115,941
Hunan Yuneng New Energy Battery Material, Cl A	76,000	644,263
Qingdao TGOOD Electric, Cl A	106,400	405,453
Wuxi Lead Intelligent Equipment, Cl A	161,000	1,405,480
Zhejiang Huayou Cobalt, Cl A	177,163	1,638,050
Zhongshan Broad Ocean Motor, Cl A	246,700	398,740
		14,948,633

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 3.5%
Xiaomi, Cl B*	396,800	$2,753,997

Materials — 11.4%
Chengxin Lithium Group, Cl A*	94,700	252,316
CMOC Group, Cl A	1,119,200	2,465,337
Ganfeng Lithium Group, Cl A	161,257	1,377,406
Guangzhou Tinci Materials Technology, Cl A	186,294	997,677
Ningbo Shanshan, Cl A*	216,600	483,197
Shanghai Putailai New Energy Technology, Cl A	204,899	888,890
Shenzhen Senior Technology Material, Cl A	134,700	275,735
Tianqi Lithium, Cl A*	152,000	1,014,485
Xiamen Tungsten, Cl A	158,451	658,045
Yunnan Energy New Material, Cl A*	97,300	637,527
		9,050,615
TOTAL CHINA		47,519,905

INDONESIA — 0.7%
Materials — 0.7%
Aneka Tambang	3,000,200	568,895
TOTAL INDONESIA		568,895

JAPAN — 4.4%
Consumer Discretionary — 3.6%
Panasonic Holdings	265,000	2,888,919

Industrials — 0.8%
Nidec	33,500	597,368

TOTAL JAPAN		3,486,287

SOUTH KOREA — 7.7%
Industrials — 5.7%
Ecopro*	17,283	1,391,953
L&F*	8,639	457,487
LG Energy Solution*	6,293	1,558,617
POSCO Future M*	10,749	1,099,377
		4,507,434
Information Technology — 2.0%
Samsung SDI	10,941	1,598,593

TOTAL SOUTH KOREA		6,106,027

SWEDEN — 0.5%
Consumer Discretionary — 0.5%
Volvo Car, Cl B*	213,459	438,148
TOTAL SWEDEN		438,148

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 14.3%
Consumer Discretionary — 8.6%
Lucid Group*	42,821	$1,018,700
Rivian Automotive, Cl A*	142,486	2,091,694
Tesla*	8,449	3,757,439
		6,867,833
Industrials — 1.2%
Plug Power*	417,261	972,218

Materials — 4.5%
Albemarle	22,879	1,855,029
MP Materials*	24,980	1,675,409
		3,530,438
TOTAL UNITED STATES		11,370,489

TOTAL COMMON STOCK (Cost $68,025,296)		76,285,621

PREFERRED STOCK — 3.7%
CHILE — 1.8%
Materials — 1.8%
Sociedad Quimica y Minera de Chile*(A)	32,175	1,388,162

GERMANY — 1.9%
Consumer Discretionary — 1.9%
Dr Ing hc F Porsche(A)	31,834	1,544,083

TOTAL PREFERRED STOCK (Cost $4,539,791)		2,932,245

TOTAL INVESTMENTS — 99.4% (Cost $72,565,087)		79,217,866
OTHER ASSETS LESS LIABILITIES – 0.6%		498,189
NET ASSETS - 100%		$79,716,055

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Currently, no stated interest rate.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 94.2%
Health Care — 94.2%
3SBio	931,500	$3,591,718
Aier Eye Hospital Group, Cl A	1,388,563	2,404,084
Akeso*	232,000	4,210,375
APT Medical, Cl A	21,300	946,537
BeiGene Medicines*	381,818	10,070,055
Beijing Tiantan Biological Products, Cl A	299,689	802,265
Beijing Tong Ren Tang, Cl A	208,090	993,240
Beijing Wantai Biological Pharmacy Enterprise, Cl A*	155,342	1,232,510
Changchun High-Tech Industry Group, Cl A	61,608	1,123,697
China Resources Pharmaceutical Group	945,500	584,527
China Resources Sanjiu Medical & Pharmaceutical, Cl A	253,411	998,726
Chongqing Zhifei Biological Products, Cl A	352,772	1,027,520
CSPC Innovation Pharmaceutical, Cl A	137,657	886,888
CSPC Pharmaceutical Group	2,714,889	3,269,563
Dong-E-E-Jiao, Cl A	97,640	649,344
Genscript Biotech*	594,000	1,276,500
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	213,350	764,808
Haisco Pharmaceutical Group, Cl A	140,800	1,056,089
Hangzhou Tigermed Consulting, Cl A	54,250	441,465
Hansoh Pharmaceutical Group	600,000	2,780,834
Huadong Medicine, Cl A	264,741	1,543,338
Hualan Biological Engineering, Cl A	273,047	609,887
Humanwell Healthcare Group, Cl A	250,000	739,400
Imeik Technology Development, Cl A	45,740	1,165,095
Innovent Biologics*	651,000	8,065,961
Jiangsu Hengrui Pharmaceuticals, Cl A	839,308	8,425,581
Jiangsu Yuyue Medical Equipment & Supply, Cl A	148,710	813,926
Pharmaron Beijing, Cl A	215,175	1,079,286
Shandong Weigao Group Medical Polymer, Cl H	1,267,200	946,279
Shanghai Allist Pharmaceuticals, Cl A	66,516	1,028,808
Shanghai Fosun Pharmaceutical Group, Cl A	313,229	1,311,384
Shanghai Pharmaceuticals Holding, Cl A	418,412	1,053,750
Shanghai RAAS Blood Products, Cl A	1,002,034	940,540
Shanghai United Imaging Healthcare, Cl A	125,185	2,664,445
Shenzhen Mindray Bio-Medical Electronics, Cl A	145,455	5,014,008
Shenzhen New Industries Biomedical Engineering, Cl A	119,700	1,147,054
Shenzhen Salubris Pharmaceuticals, Cl A	169,165	1,432,375
Sichuan Biokin Pharmaceutical, Cl A*	30,625	1,612,588
Sichuan Kelun Pharmaceutical, Cl A	235,415	1,213,176
Sichuan Kelun-Biotech Biopharmaceutical*	24,400	1,611,948
Sinopharm Group, Cl H	673,200	1,586,871
WuXi AppTec, Cl A	315,120	4,953,124
WuXi AppTec, Cl H	149,684	2,283,622
Wuxi Biologics Cayman*	1,532,635	8,072,513

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
WuXi XDC Cayman*	136,500	$1,373,702
Yunnan Baiyao Group, Cl A	270,223	2,151,578
Zhangzhou Pientzehuang Pharmaceutical, Cl A	92,534	2,554,896
TOTAL CHINA		104,505,880

HONG KONG — 4.5%
Health Care — 4.5%
Sino Biopharmaceutical	4,827,750	5,050,882
TOTAL HONG KONG		5,050,882

UNITED STATES — 1.1%
Health Care — 1.1%
Legend Biotech ADR*	38,491	1,255,191
TOTAL UNITED STATES		1,255,191

TOTAL COMMON STOCK (Cost $87,091,108)		110,811,953

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	105,188	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.8% (Cost $87,091,108)		110,811,953
OTHER ASSETS LESS LIABILITIES – 0.2%		185,757
NET ASSETS - 100%		$110,997,710

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI All China Health Care Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$104,505,880	$—	$—		$104,505,880
Hong Kong	5,050,882	—	—		5,050,882
United States	1,255,191	—	—		1,255,191
Total Common Stock	110,811,953	—	—		110,811,953
Rights
China
Health Care	—	—	—	‡‡	—
Total Rights	—	—	—		—
Total Investments in Securities	$110,811,953	$—	$—		$110,811,953

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 92.7%
AUSTRALIA — 0.8%
Materials — 0.8%
Mineral Resources
7.000%, 04/01/2031	$190,000	$192,278

CHINA — 19.9%
Consumer Discretionary — 5.2%
Fortune Star BVI
6.800%, 09/09/2029	220,000	220,463
5.050%, 01/27/2027	400,000	395,084
3.950%, 10/02/2026	200,000	234,169
Health & Happiness H&H International Holdings
9.125%, 07/24/2028	400,000	424,799
		1,274,515
Materials — 0.8%
China Hongqiao Group
7.050%, 01/10/2028	200,000	206,733

Real Estate — 13.9%
Central Plaza Development
7.150%, 03/21/2028	350,000	357,252
Franshion Brilliant
4.250%, 07/23/2029	200,000	184,116
GLP China Holdings, MTN
2.950%, 03/29/2026	600,000	590,462
Greentown China Holdings
8.450%, 02/24/2028	500,000	518,046
Longfor Group Holdings
4.500%, 01/16/2028	200,000	186,719
3.375%, 04/13/2027	400,000	375,783
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	500,000	488,333
Shui On Development Holding
5.500%, 06/29/2026	400,000	396,039
Vanke Real Estate Hong Kong, MTN
3.975%, 11/09/2027	200,000	147,922
Wanda Properties Global
11.000%, 01/12/2026	150,000	147,750
		3,392,422
TOTAL CHINA		4,873,670

HONG KONG — 11.3%
Consumer Discretionary — 4.9%
Melco Resorts Finance
7.625%, 04/17/2032	400,000	419,037
5.625%, 07/17/2027	400,000	398,751

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary (continued)
5.375%, 12/04/2029	$400,000	$392,275
		1,210,063
Financials — 4.1%
FWD Group Holdings
8.045%, H15T5Y + 4.865%(A)(B)	400,000	400,608
6.675%, H15T5Y + 3.075%(A)(B)	400,000	400,201
5.836%, 09/22/2035	200,000	202,492
		1,003,301
Real Estate — 2.3%
NWD
8.625%, 02/08/2028	200,000	167,001
5.875%, 06/16/2027	200,000	167,531
NWD, MTN
4.500%, 05/19/2030	200,000	131,862
NWD Finance BVI
5.250%, 12/22/2173(B)	200,000	88,351
		554,745
TOTAL HONG KONG		2,768,109

INDIA — 22.5%
Energy — 4.5%
Azure Power Energy
3.575%, 08/19/2026	286,323	280,275
India Clean Energy Holdings, MTN
4.500%, 04/18/2027	400,000	390,658
India Cleantech Energy
4.700%, 08/10/2026	227,700	225,487
ReNew Wind Energy AP2
4.500%, 07/14/2028	200,000	193,157
		1,089,577
Financials — 8.7%
Axis Bank, MTN
4.100%, H15T5Y + 3.315%(A)(B)	400,000	394,059
IIFL Finance
8.750%, 07/24/2028	400,000	407,200
Manappuram Finance, MTN
7.375%, 05/12/2028	400,000	409,242
Piramal Finance, MTN
7.800%, 01/29/2028	450,000	460,736
Sammaan Capital
8.950%, 08/28/2028	250,000	250,019
Shriram Finance, MTN
6.150%, 04/03/2028	200,000	203,304
		2,124,560

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Industrials — 1.7%
IRB Infrastructure Developers
7.110%, 03/11/2032	$400,000	$415,429

Information Technology — 1.6%
Magnum Holdings
5.375%, 10/31/2026	400,000	398,247

Materials — 5.2%
Vedanta Resources Finance II PLC
11.250%, 12/03/2031	200,000	214,703
10.875%, 09/17/2029	400,000	418,682
10.250%, 06/03/2028	200,000	206,861
9.125%, 10/15/2032	440,000	440,000
		1,280,246
Utilities — 0.8%
Diamond II
7.950%, 07/28/2026	200,000	201,395

TOTAL INDIA		5,509,454

INDONESIA — 4.0%
Energy — 2.4%
Medco Cypress Tree Pte
8.625%, 05/19/2030	360,000	379,677
Sorik Marapi Geothermal Power
7.750%, 08/05/2031	192,060	196,721
		576,398
Materials — 1.6%
Bukit Makmur Mandiri Utama
7.750%, 02/10/2026	200,000	199,974
Nickel Industries
9.000%, 09/30/2030	200,000	203,149
		403,123
TOTAL INDONESIA		979,521

JAPAN — 4.6%
Financials — 2.1%
Nomura Holdings
7.000%, H15T5Y + 3.084%(A)(B)	500,000	517,548

Information Technology — 2.5%
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(B)	200,000	207,804
5.125%, H15T5Y + 4.578%(A)(B)	400,000	397,899
		605,703
TOTAL JAPAN		1,123,251

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
MACAU — 6.7%
Consumer Discretionary — 6.7%
MGM China Holdings
7.125%, 06/26/2031	$200,000	$210,997
Studio City Finance
6.500%, 01/15/2028	200,000	199,901
5.000%, 01/15/2029	200,000	192,748
Wynn Macau
5.625%, 08/26/2028	450,000	449,573
5.500%, 10/01/2027	400,000	399,998
5.125%, 12/15/2029	200,000	196,247
TOTAL MACAU		1,649,464

MONGOLIA — 4.3%
Energy — 1.1%
Mongolian Mining
8.440%, 04/03/2030	250,000	253,090

Financials — 3.2%
Development Bank of Mongolia
8.500%, 07/03/2028	200,000	203,737
Golomt Bank
11.000%, 05/20/2027	200,000	206,467
Mongolia Government International Bond
4.450%, 07/07/2031	200,000	180,801
Trade & Development Bank of Mongolia
8.500%, 12/23/2027	200,000	196,872
		787,877
TOTAL MONGOLIA		1,040,967

PAKISTAN — 0.8%
Financials — 0.8%
Pakistan Government International Bond
6.875%, 12/05/2027	200,000	199,784

PHILIPPINES — 4.2%
Energy — 1.7%
Petron
7.350%, H15T3Y + 6.325%(A)(B)	400,000	412,652

Utilities — 2.5%
San Miguel Global Power Holdings
5.700%(A)(B)	214,000	212,689
5.450%(A)(B)	400,000	391,700
		604,389
TOTAL PHILIPPINES		1,017,041

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
SINGAPORE — 1.9%
Real Estate — 1.9%
GLP Pte
9.750%, 05/20/2028	$200,000	$207,970
4.600%, H15T5Y + 3.725%(A)(B)	200,000	131,277
GLP Pte, MTN
4.500%, H15T5Y + 3.735%(A)(B)	200,000	137,007
TOTAL SINGAPORE		476,254

THAILAND — 5.7%
Financials — 4.0%
Kasikornbank, MTN
4.000%, H15T5Y + 3.337%(A)(B)	400,000	394,052
Krung Thai Bank
4.400%, H15T5Y + 3.530%(A)(B)	400,000	397,360
Muangthai Capital
6.875%, 09/30/2028	200,000	202,496
		993,908
Materials — 1.7%
GC Treasury Center
7.125%, H15T5Y + 3.162%(A)(B)	400,000	413,151

TOTAL THAILAND		1,407,059

UNITED KINGDOM — 3.9%
Financials — 3.9%
Standard Chartered PLC
7.750%, H15T5Y + 4.976%(A)(B)	200,000	207,396
4.750%, H15T5Y + 3.805%(A)(B)	200,000	187,703
4.300%, H15T5Y + 3.135%(A)(B)	600,000	567,726
TOTAL UNITED KINGDOM		962,825

VIETNAM — 2.1%
Utilities — 2.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	508,200	502,637

TOTAL CORPORATE OBLIGATIONS (Cost $22,210,086)		22,702,314

SOVEREIGN DEBT — 3.4%
PAKISTAN — 3.4%
Pakistan Government International Bond, MTN
8.875%, 04/08/2051	200,000	183,893
7.375%, 04/08/2031	250,000	244,549
6.000%, 04/08/2026	400,000	398,331
TOTAL SOVEREIGN DEBT (Cost $772,869)		826,773

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (concluded)

	Face Amount	Value
CONVERTIBLE BOND — 0.9%
CHINA — 0.9%
Communication Services — 0.9%
Baidu CV to 1107.0457
0.000%, 03/12/2032(C)	200,000	$211,200
TOTAL CONVERTIBLE BOND (Cost $210,893)		211,200

TOTAL INVESTMENTS — 97.0% (Cost $23,193,848)		23,740,287
OTHER ASSETS LESS LIABILITIES – 3.0%		745,857
NET ASSETS - 100%		$24,486,144

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Perpetual security with no stated maturity date.
(C)	Zero coupon security.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Credit Agricole	01/26/26	EUR	192,000	USD	228,096	$1,030

As of September 30, 2025, all of the Fund’s investments and other financial instruments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 97.1%‡
BRAZIL — 4.5%
Communication Services — 0.2%
Telefonica Brasil	15,361	$98,268

Consumer Staples — 0.3%
Ambev	70,800	160,730
Raia Drogasil	19,168	66,298
		227,028
Energy — 0.7%
Petroleo Brasileiro	58,700	372,334
Ultrapar Participacoes	17,000	70,132
		442,466
Financials — 1.2%
B3 - Brasil Bolsa Balcao	77,900	196,010
Banco Bradesco	37,387	106,919
Banco do Brasil	34,200	141,859
BB Seguridade Participacoes	9,600	59,955
NU Holdings, Cl A*	16,834	269,513
		774,256
Industrials — 0.6%
Localiza Rent a Car	19,620	145,339
Motiva Infraestrutura de Mobilidade S.A	15,000	41,911
Rumo	15,000	44,981
WEG	22,500	154,590
		386,821
Materials — 1.0%
Klabin	10,340	35,027
Suzano	11,300	105,880
Vale	49,300	533,033
		673,940
Utilities — 0.5%
Centrais Eletricas Brasileiras	13,900	137,080
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,800	94,309
Equatorial Energia	17,000	117,950
		349,339
TOTAL BRAZIL		2,952,118

CHILE — 0.7%
Consumer Discretionary — 0.2%
Empresas Copec	5,030	36,827
Falabella	9,680	57,383
		94,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.3%
Banco de Chile	855,990	$129,964
Banco de Credito e Inversiones	840	37,128
Banco Santander Chile	853,283	56,510
		223,602
Materials — 0.0%
Empresas CMPC	16,307	24,039

Utilities — 0.2%
Enel Americas	368,156	37,139
Enel Chile	924,370	71,524
		108,663
TOTAL CHILE		450,514

COLOMBIA — 0.2%
Financials — 0.2%
Grupo Cibest	9,471	146,321
TOTAL COLOMBIA		146,321

CZECHIA — 0.4%
Financials — 0.2%
Komercni Banka	2,553	128,112

Utilities — 0.2%
CEZ	1,984	123,322

TOTAL CZECHIA		251,434

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank - Egypt (CIB)	33,944	71,648
TOTAL EGYPT		71,648

GREECE — 0.7%
Communication Services — 0.1%
Hellenic Telecommunications Organization	2,976	56,369

Consumer Discretionary — 0.6%
JUMBO	5,441	186,809
OPAP	8,081	188,670
		375,479
TOTAL GREECE		431,848

HUNGARY — 0.5%
Energy — 0.0%
MOL Hungarian Oil & Gas	4,633	37,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
OTP Bank NYRT	2,838	$245,594

Health Care — 0.1%
Richter Gedeon NYRT	2,288	69,772

TOTAL HUNGARY		353,069

INDIA — 22.8%
Communication Services — 1.1%
Bharti Airtel	35,408	749,086

Consumer Discretionary — 2.7%
Bajaj Auto	1,054	103,021
Eicher Motors	2,002	157,959
Eterna*	90,389	331,367
Mahindra & Mahindra	11,920	460,079
Maruti Suzuki India	1,931	348,603
Tata Motors	23,363	178,981
Titan	4,529	171,746
		1,751,756
Consumer Staples — 1.5%
Dabur India	21,661	119,858
Godrej Consumer Products	11,763	154,595
Hindustan Unilever	11,653	330,000
ITC	56,052	253,497
Nestle India	10,368	134,626
		992,576
Energy — 2.1%
Bharat Petroleum	26,544	101,541
Indian Oil	77,956	131,515
Oil & Natural Gas Corp	56,968	153,666
Reliance Industries	64,263	987,228
		1,373,950
Financials — 5.5%
Axis Bank	35,508	452,544
Bajaj Finance	32,510	365,747
Bajaj Finserv	6,515	147,223
HDFC Bank	82,934	888,291
HDFC Life Insurance	12,926	110,125
ICICI Bank	59,871	908,968
Jio Financial Services	28,189	93,086
Kotak Mahindra Bank	17,127	384,384
State Bank of India	28,016	275,289
		3,625,657

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.9%
Aurobindo Pharma	6,608	$80,668
Cipla	7,624	129,083
Dr Reddy’s Laboratories	7,326	100,968
Sun Pharmaceutical Industries	13,990	251,206
		561,925
Industrials — 3.6%
Adani Enterprises	5,896	166,404
Adani Ports & Special Economic Zone	17,423	275,409
Bharat Electronics	84,001	382,168
CG Power & Industrial Solutions	26,030	217,223
Cummins India	4,546	201,037
Hindustan Aeronautics	5,023	268,521
InterGlobe Aviation	5,503	346,739
Larsen & Toubro	9,273	382,142
Suzlon Energy*	225,613	139,882
		2,379,525
Information Technology — 2.7%
HCL Technologies	16,818	262,360
Infosys ADR	49,424	804,129
Tata Consultancy Services	12,225	397,693
Tech Mahindra	9,658	152,318
Wipro	46,692	125,879
		1,742,379
Materials — 1.9%
Asian Paints	6,262	165,738
Grasim Industries	4,223	131,125
Hindalco Industries	26,067	223,697
JSW Steel	11,059	142,328
Tata Steel	131,955	250,820
UltraTech Cement	1,505	207,167
UPL	6,957	51,385
Vedanta	16,972	89,038
		1,261,298
Utilities — 0.8%
GAIL India	39,255	77,941
NTPC	62,640	240,185
Power Grid Corp of India	61,303	193,495
		511,621
TOTAL INDIA		14,949,773

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDONESIA — 2.0%
Communication Services — 0.2%
Telkom Indonesia Persero	858,300	$157,600

Consumer Staples — 0.1%
Charoen Pokphand Indonesia	117,500	32,856
Indofood CBP Sukses Makmur	17,200	9,779
		42,635
Energy — 0.2%
United Tractors	81,600	131,103

Financials — 1.3%
Bank Central Asia	811,300	371,207
Bank Mandiri Persero	670,700	177,083
Bank Negara Indonesia Persero	250,200	61,555
Bank Rakyat Indonesia Persero	932,300	218,180
		828,025
Industrials — 0.2%
Astra International	372,600	129,119

TOTAL INDONESIA		1,288,482

MALAYSIA — 2.1%
Communication Services — 0.2%
CelcomDigi Bhd	55,400	48,706
Maxis	109,000	93,758
		142,464
Consumer Staples — 0.1%
SD Guthrie	41,900	51,971

Financials — 1.2%
CIMB Group Holdings	153,555	267,814
Hong Leong Bank	9,700	47,296
Malayan Banking	104,216	245,403
Public Bank	241,600	248,575
		809,088
Health Care — 0.1%
IHH Healthcare	36,200	64,942

Materials — 0.1%
Petronas Chemicals Group	55,400	55,683

Utilities — 0.4%
Petronas Gas	9,400	41,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Tenaga Nasional	68,600	$215,491
		256,812
TOTAL MALAYSIA		1,380,960

MEXICO — 3.9%
Communication Services — 0.5%
America Movil	298,800	312,450

Consumer Staples — 0.9%
Fomento Economico Mexicano	30,600	301,435
Grupo Bimbo, Ser A	20,600	73,084
Wal-Mart de Mexico	79,600	245,628
		620,147
Financials — 0.8%
Grupo Financiero Banorte, Cl O	41,900	421,640
Grupo Financiero Inbursa, Cl O	28,100	77,191
		498,831
Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	7,690	181,590
Grupo Aeroportuario del Sureste, Cl B	4,915	158,559
		340,149
Materials — 1.1%
Cemex	233,000	208,439
Grupo Mexico	41,900	365,049
Southern Copper	1,396	169,419
		742,907
Real Estate — 0.1%
Fibra Uno Administracion†	52,400	77,146

TOTAL MEXICO		2,591,630

PERU — 0.5%
Financials — 0.3%
Credicorp	693	184,532

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	5,445	132,477

TOTAL PERU		317,009

PHILIPPINES — 0.7%
Financials — 0.2%
BDO Unibank	50,929	116,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.2%
Ayala	5,940	$49,276
SM Investments	5,940	75,015
		124,291
Real Estate — 0.3%
Ayala Land	206,100	86,229
SM Prime Holdings	281,500	108,585
		194,814
Utilities — 0.0%
Manila Electric	2,580	23,495

TOTAL PHILIPPINES		458,897

POLAND — 1.9%
Communication Services — 0.1%
CD Projekt	1,127	84,031

Consumer Discretionary — 0.4%
LPP	49	238,797

Energy — 0.2%
ORLEN	5,228	124,682

Financials — 1.1%
Bank Polska Kasa Opieki	3,087	148,655
Powszechna Kasa Oszczednosci Bank Polski	15,419	299,552
Powszechny Zaklad Ubezpieczen	11,203	167,867
Santander Bank Polska	601	78,326
		694,400
Materials — 0.1%
KGHM Polska Miedz*	2,152	94,910

TOTAL POLAND		1,236,820

QATAR — 1.1%
Financials — 0.9%
AlRayan Bank	73,022	47,732
Qatar Islamic Bank QPSC	21,415	140,571
Qatar National Bank	75,911	387,373
		575,676
Industrials — 0.2%
Industries Qatar	34,056	116,919

TOTAL QATAR		692,595

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	17,459	$139,945
TOTAL ROMANIA		139,945

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR(A)(B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR*(A)(B)	915	—

Energy — 0.0%
Gazprom PJSC*(A)(B)	89,700	—
LUKOIL PJSC*(A)(B)	3,729	—
Novatek PJSC GDR*(A)(B)	756	—
Rosneft Oil PJSC*(A)(B)	10,270	—
Tatneft PJSC(A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC*(A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC(A)(B)	18,910	—
GMK Norilskiy Nickel PAO*(A)(B)	67,000	—
Novolipetsk Steel PJSC*(A)(B)	8,860	—
Severstal PAO(A)(B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 4.7%
Communication Services — 0.0%
E Media Holdings	5,715	596

Consumer Discretionary — 1.6%
Naspers, Cl N	2,899	1,050,997

Financials — 2.1%
Absa Group	11,204	117,602
Capitec Bank Holdings	1,055	212,437
Discovery	17,314	197,702
FirstRand	41,542	186,996
Nedbank Group	11,754	145,456
Old Mutual	133,430	103,248
Remgro	13,621	132,425
Sanlam	22,705	110,008

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Standard Bank Group	11,160	$152,912
		1,358,786
Industrials — 0.2%
Bidvest Group	9,131	112,107

Materials — 0.8%
Gold Fields	7,349	310,568
Harmony Gold Mining	6,910	126,108
Sasol*	8,681	54,071
Valterra Platinum	1,093	78,265
		569,012
TOTAL SOUTH AFRICA		3,091,498

SOUTH KOREA — 16.8%
Consumer Discretionary — 1.2%
Coway	676	47,458
Hyundai Mobis	1,071	227,856
Hyundai Motor	1,458	223,421
Kia	3,038	218,044
LG Electronics	1,779	95,857
		812,636
Consumer Staples — 0.5%
Amorepacific	658	57,356
KT&G	2,627	250,146
LG H&H	157	32,003
		339,505
Energy — 0.4%
HD Hyundai	1,640	181,644
SK Innovation	1,013	72,561
S-Oil	582	25,884
		280,089
Financials — 2.7%
DB Insurance	638	62,979
Hana Financial Group	5,607	348,477
Industrial Bank of Korea	3,256	45,160
KB Financial Group	4,900	403,371
Samsung Fire & Marine Insurance	848	272,885
Samsung Life Insurance	882	98,444
Shinhan Financial Group	7,148	360,698
Woori Financial Group	9,385	173,580
		1,765,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.8%
Celltrion	2,540	$313,874
Samsung Biologics*	273	193,992
		507,866
Industrials — 2.7%
HD Korea Shipbuilding & Offshore Engineering	484	141,780
Hyundai Glovis	2,206	260,057
Korea Aerospace Industries	2,838	218,455
LG	2,037	104,532
LG Energy Solution*	774	191,700
Samsung C&T	1,817	239,064
Samsung Heavy Industries*	17,581	274,419
SK	732	109,561
SK Square*	1,354	194,456
		1,734,024
Information Technology — 7.5%
LG Display*	2,764	28,388
Samsung Electro-Mechanics	1,244	171,565
Samsung Electronics	50,114	2,996,732
Samsung SDI	844	123,317
Samsung SDS	444	51,961
SK Hynix	6,243	1,546,233
		4,918,196
Materials — 0.7%
Korea Zinc	98	64,330
LG Chem	751	148,803
POSCO Holdings	1,278	251,401
		464,534
Utilities — 0.3%
Korea Electric Power	7,926	203,651

TOTAL SOUTH KOREA		11,026,095

TAIWAN — 28.7%
Communication Services — 0.8%
Chunghwa Telecom	41,000	179,589
Far EasTone Telecommunications	57,000	165,326
Taiwan Mobile	55,000	196,699
		541,614
Financials — 4.7%
Cathay Financial Holding	114,000	245,370
Chailease Holding	39,379	144,064
Chang Hwa Commercial Bank	316,346	203,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
CTBC Financial Holding	170,000	$239,287
E.Sun Financial Holding	146,185	159,960
First Financial Holding	254,306	249,066
Fubon Financial Holding	84,735	245,491
Hua Nan Financial Holdings	197,042	191,365
KGI Financial Holding	345,420	169,435
Mega Financial Holding	161,516	225,226
Shanghai Commercial & Savings Bank	117,000	161,423
SinoPac Financial Holdings	142,269	116,698
Taishin Financial Holding	271,312	160,234
Taiwan Business Bank	424,000	219,109
Taiwan Cooperative Financial Holding	229,568	185,670
Yuanta Financial Holding	112,589	128,740
		3,045,095
Industrials — 0.2%
Far Eastern New Century	168,000	153,238

Information Technology — 21.9%
Accton Technology	16,000	548,592
ASE Technology Holding	32,000	172,190
Asustek Computer	7,000	154,111
AUO	151,600	67,896
Catcher Technology	19,000	113,771
Delta Electronics	21,000	588,424
Hon Hai Precision Industry	116,000	822,101
Innolux	172,400	81,454
Lite-On Technology	26,000	147,156
MediaTek	19,000	819,772
Novatek Microelectronics	12,000	167,925
Pegatron	58,000	134,733
Quanta Computer	26,000	247,392
Taiwan Semiconductor Manufacturing	230,000	9,848,087
United Microelectronics	150,000	224,178
Wistron	50,000	230,494
		14,368,276
Materials — 1.1%
Asia Cement	75,000	93,879
China Steel	248,000	157,858
Formosa Chemicals & Fibre	57,000	55,639
Formosa Plastics	75,000	94,864
Nan Ya Plastics	183,000	236,871

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
TCC Group Holdings	111,404	$87,725
		726,836
TOTAL TAIWAN		18,835,059

THAILAND — 1.5%
Communication Services — 0.2%
Advanced Info Service NVDR	18,300	164,336

Consumer Staples — 0.2%
CP ALL NVDR	92,600	135,021

Energy — 0.4%
PTT NVDR	196,200	201,316
PTT Exploration & Production NVDR	26,800	95,522
		296,838
Health Care — 0.2%
Bangkok Dusit Medical Services NVDR	168,300	106,470

Industrials — 0.2%
Airports of Thailand NVDR	80,600	100,735

Materials — 0.1%
Siam Cement NVDR	7,600	53,942

Real Estate — 0.2%
Central Pattana NVDR	74,600	128,918

TOTAL THAILAND		986,260

TÜRKIYE — 0.6%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	13,059	169,909

Energy — 0.2%
Turkiye Petrol Rafinerileri	26,142	117,254

Financials — 0.2%
Akbank	93,406	140,849

TOTAL TÜRKIYE		428,012

UNITED ARAB EMIRATES — 1.8%
Communication Services — 0.3%
Emirates Telecommunications Group PJSC	40,863	209,599

Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	41,467	164,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
First Abu Dhabi Bank PJSC	61,116	$260,238
		424,842
Real Estate — 0.9%
Aldar Properties PJSC	78,604	202,877
Emaar Properties PJSC	99,782	354,521
		557,398
TOTAL UNITED ARAB EMIRATES		1,191,839

UNITED KINGDOM — 0.7%
Materials — 0.7%
Anglogold Ashanti PLC	6,159	433,220
TOTAL UNITED KINGDOM		433,220

TOTAL COMMON STOCK (Cost $50,525,105)		63,705,046

PREFERRED STOCK — 3.3%
BRAZIL — 2.1%
Energy — 0.6%
Petroleo Brasileiro(C)	62,900	371,573

Financials — 1.4%
Banco Bradesco(C)	77,871	258,666
Itau Unibanco Holding(C)	66,740	489,627
Itausa(C)	83,930	180,765
		929,058
Materials — 0.1%
Gerdau(C)	16,490	51,431

Utilities — 0.0%
Cia Energetica de Minas Gerais(C)	20,100	42,083

TOTAL BRAZIL		1,394,145

CHILE — 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile*(C)	2,363	101,950

COLOMBIA — 0.1%
Financials — 0.1%
Grupo Cibest(C)	5,742	74,869

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC*(A)(B)(C)	50,900	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
PREFERRED STOCK (continued)
SOUTH KOREA — 0.9%
Information Technology — 0.9%
Samsung Electronics(C)	12,044	$569,988

TOTAL PREFERRED STOCK (Cost $1,847,842)		2,140,952

TOTAL INVESTMENTS — 100.4% (Cost $52,372,947)		65,845,998
OTHER ASSETS LESS LIABILITIES – (0.4)%		(230,939)
NET ASSETS - 100%		$65,615,059

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$2,952,118	$—	$—		$2,952,118
Chile	450,514	—	—		450,514
Colombia	146,321	—	—		146,321
Czechia	251,434	—	—		251,434
Egypt	71,648	—	—		71,648
Greece	431,848	—	—		431,848
Hungary	353,069	—	—		353,069
India	14,949,773	—	—		14,949,773
Indonesia	1,288,482	—	—		1,288,482
Malaysia	1,380,960	—	—		1,380,960
Mexico	2,591,630	—	—		2,591,630
Peru	317,009	—	—		317,009
Philippines	458,897	—	—		458,897
Poland	1,236,820	—	—		1,236,820
Qatar	692,595	—	—		692,595
Romania	139,945	—	—		139,945
Russia	—	—	—	‡‡	—
South Africa	3,091,498	—	—		3,091,498
South Korea	11,026,095	—	—		11,026,095
Taiwan	18,835,059	—	—		18,835,059
Thailand	986,260	—	—		986,260
Türkiye	428,012	—	—		428,012
United Arab Emirates	1,191,839	—	—		1,191,839
United Kingdom	433,220	—	—		433,220
Total Common Stock	63,705,046	—	—		63,705,046
Preferred Stock
Brazil	1,394,145	—	—		1,394,145
Chile	101,950	—	—		101,950
Colombia	74,869	—	—		74,869
Russia	—	—	—	‡‡	—
South Korea	569,988	—	—		569,988
Total Preferred Stock	2,140,952	—	—		2,140,952
Total Investments in Securities	$65,845,998	$—	$—		$65,845,998

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2025

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 68.0%
Fixed Income — 68.0%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	4,451,600	$111,646,128
TOTAL EXCHANGE-TRADED FUND (Cost $111,752,587)		111,646,128

	Face Amount
INDEX-LINKED NOTE — 22.5%
UNITED STATES — 22.5%
Financials — 22.5%
GS Finance, 4.200%, 12/26/2030(D)(E)	37,000,000	36,985,200
TOTAL UNITED STATES		36,985,200

TOTAL INDEX-LINKED NOTE (Cost $37,000,000)		36,985,200

	Shares
SHORT-TERM INVESTMENT — 3.7%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.081%(F)	6,008,741	6,008,740
TOTAL SHORT-TERM INVESTMENT (Cost $6,008,740)		6,008,740

TOTAL INVESTMENTS — 94.2% (Cost $154,761,327)		154,640,068
OTHER ASSETS LESS LIABILITIES – 5.8%		9,569,604
NET ASSETS - 100%		$164,209,672

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts
CA Carbon Allowance^	1,096	Dec-2025	$37,044,166	$34,074,640	$(2,969,526)
CA Carbon Allowance Vintage^	255	Dec-2026	9,228,380	8,366,550	(861,830)
ICE ECX Emission^	192	Dec-2025	14,290,218	17,082,509	1,142,669
ICE ECX Emission^	89	Dec-2026	6,798,649	8,130,743	512,328
RGGI VINTAGE^	368	Dec-2025	8,453,133	8,114,400	(338,733)
UK Emission Allowance^	107	Dec-2025	5,255,483	7,787,318	2,110,078
WSH Carbon Allowance^	127	Dec-2025	7,717,716	8,149,590	431,874
			$88,787,745	$91,705,750	$26,860

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of September 30, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2025

KraneShares Global Carbon Strategy ETF (concluded)

(E)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of September 30, 2025 was $36,985,200 and represented 22.5% of the Net Assets of the Fund.
(F)	The rate shown is the 7-day effective yield as of September 30, 2025.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$111,646,128	$—	$—	$111,646,128
Index-Linked Note	36,985,200	—	—	36,985,200
Short-Term Investment	6,008,740	—	—	6,008,740
Total Investments in Securities	$154,640,068	$—	$—	$154,640,068

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4,196,949	$—	$—	$4,196,949
Unrealized Depreciation	(4,170,089)	—	—	(4,170,089)
Total Other Financial Instruments	$26,860	$—	$—	$26,860

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transactions with affiliated companies during the period ended September 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$117,673,932	$21,687,187	$(27,738,748)	$153,730	$(129,973)	$111,646,128	$2,278,171	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
UNITED STATES — 99.8%
Communication Services — 6.4%
Alphabet, Cl C	1,926	$469,077
AT&T	6,134	173,224
Comcast, Cl A	14,615	459,203
Meta Platforms, Cl A	192	141,001
T-Mobile US	1,304	312,152
Verizon Communications	10,781	473,825
		2,028,482
Consumer Discretionary — 9.2%
Best Buy	4,684	354,204
Darden Restaurants	87	16,561
Dick’s Sporting Goods	271	60,222
Ford Motor	41,968	501,937
Genuine Parts	789	109,355
Home Depot	1,562	632,907
LKQ	4,657	142,225
McDonald’s	625	189,931
NIKE, Cl B	807	56,272
Tapestry	3,053	345,661
Tesla*	200	88,944
Upbound Group	15,125	357,404
Wolverine World Wide	2,027	55,621
		2,911,244
Consumer Staples — 8.6%
Altria Group	7,792	514,740
Cal-Maine Foods	4,108	386,563
Coca-Cola	1,525	101,138
Colgate-Palmolive	1,182	94,489
Energizer Holdings	16,133	401,551
Kimberly-Clark	2,289	284,614
Philip Morris International	3,316	537,855
Procter & Gamble	1,540	236,621
Walmart	1,756	180,973
		2,738,544
Energy — 5.4%
APA	20,671	501,892
Chevron	1,161	180,292
DT Midstream	3,815	431,324
HF Sinclair	4,445	232,651
Kinder Morgan	11,912	337,229
Matador Resources	956	42,953
		1,726,341

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 11.5%
CME Group, Cl A	696	$188,052
Goldman Sachs Group	782	622,746
JPMorgan Chase	2,446	771,542
Morgan Stanley	1,577	250,680
Northwest Bancshares	15,198	188,303
Regions Financial	2,774	73,150
T Rowe Price Group	4,425	454,182
Virtu Financial, Cl A	6,338	224,999
Visa, Cl A	1,410	481,346
Western Union	50,234	401,370
		3,656,370
Health Care — 8.9%
AbbVie	1,898	439,463
Amgen	920	259,624
Bristol-Myers Squibb	8,837	398,548
Gilead Sciences	1,643	182,373
Johnson & Johnson	3,815	707,377
Merck	1,526	128,077
Pfizer	20,899	532,507
UnitedHealth Group	466	160,910
		2,808,879
Industrials — 12.5%
Automatic Data Processing	1,669	489,851
Cummins	612	258,490
Fastenal	5,392	264,424
Illinois Tool Works	1,910	498,052
Lockheed Martin	245	122,306
MSC Industrial Direct, Cl A	5,047	465,031
Paychex	3,241	410,829
Robert Half	12,618	428,760
Snap-on	890	308,412
Union Pacific	1,212	286,480
United Parcel Service, Cl B	5,054	422,161
		3,954,796
Information Technology — 29.8%
Amphenol, Cl A	3,781	467,899
Apple	353	89,884
Applied Materials	601	123,049
Broadcom	2,848	939,583
Cisco Systems	8,898	608,801
International Business Machines	2,510	708,222
Microsoft	5,217	2,702,145
NVIDIA	14,184	2,646,451

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Palantir Technologies, Cl A*	3,552	$647,956
Salesforce	187	44,319
Texas Instruments	2,600	477,698
		9,456,007
Materials — 1.6%
Packaging Corp of America	1,346	293,334
Sonoco Products	4,907	211,442
		504,776
Real Estate — 2.2%
Public Storage†	384	110,918
Simon Property Group†	2,635	494,511
WP Carey†	1,579	106,693
		712,122
Utilities — 3.7%
American Electric Power	2,189	246,262
Consolidated Edison	2,959	297,439
Entergy	3,041	283,391
Public Service Enterprise Group	2,001	167,003
WEC Energy Group	1,535	175,896
		1,169,991
TOTAL UNITED STATES		31,667,552

TOTAL COMMON STOCK (Cost $29,082,199)		31,667,552

TOTAL INVESTMENTS — 99.8% (Cost $29,082,199)		31,667,552
OTHER ASSETS LESS LIABILITIES – 0.2%		56,009
NET ASSETS - 100%		$31,723,561

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2025

KraneShares Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 57.1%
U.S. Treasury Bills
4.207%, 10/02/2025(A)(B)	$25,000,000	$24,997,213
4.135%, 10/30/2025(A)(B)	30,000,000	29,902,093
4.009%, 11/04/2025(A)(B)	25,000,000	24,905,320
3.937%, 11/13/2025(A)(B)	25,000,000	24,880,257
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,687,030)		104,684,883

TOTAL INVESTMENTS — 57.1% (Cost $104,687,030)		104,684,883
OTHER ASSETS LESS LIABILITIES – 42.9%		78,769,145
NET ASSETS - 100%		$183,454,028

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
AUD Currency	453	Dec-2025	$29,997,808	$29,997,660	$(148)
British Pound	352	Dec-2025	29,785,801	29,592,200	(193,601)
CAD Currency	135	Dec-2025	9,795,842	9,733,500	(62,342)
Canadian 10-Year Bond	275	Dec-2025	24,184,665	24,198,103	42,455
Euro FX	202	Dec-2025	29,722,548	29,774,800	52,252
Gasoline^	158	Nov-2025	12,540,333	12,440,510	(99,823)
Gold^	35	Dec-2025	11,899,386	13,556,200	1,656,814
Live Cattle^	129	Dec-2025	11,226,034	12,114,390	888,356
NY Harbor ULSD^	132	Nov-2025	12,583,552	12,752,863	169,311
Swiss Franc	188	Dec-2025	29,748,849	29,781,550	32,701
Ultra 10-Year U.S. Treasury Note	408	Dec-2025	46,955,765	46,951,875	(3,890)
			248,440,583	250,893,651	2,482,085
Short Contracts
Copper^	(78)	Dec-2025	(8,862,852)	(9,470,175)	(607,323)
Corn^	(593)	Dec-2025	(12,881,688)	(12,319,575)	562,113
Euro-Bund 10-Year Bond	(310)	Dec-2025	(46,390,874)	(46,793,895)	(50,776)
Japanese 10-Year Bond	(50)	Dec-2025	(46,461,131)	(45,910,674)	402,843
Japanese Yen	(346)	Dec-2025	(29,644,101)	(29,470,550)	173,551
Long Gilt 10-Year Bond	(381)	Dec-2025	(46,436,576)	(46,547,024)	(223,658)
Natural Gas^	(319)	Nov-2025	(12,060,467)	(12,377,200)	(316,733)
Soybean^	(11)	Nov-2025	(550,924)	(550,963)	(39)
Sugar No. 11^	(654)	Feb-2026	(12,077,336)	(12,159,168)	(81,832)
Wheat^	(467)	Dec-2025	(13,346,931)	(11,861,800)	1,485,131
WTI Crude Oil^	(160)	Nov-2025	(10,002,797)	(9,913,600)	89,197
			(238,715,677)	(237,374,624)	1,432,474
			$9,724,906	$13,519,027	$3,914,559

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2025

KraneShares Mount Lucas Managed Futures Index Strategy ETF (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of September 30, 2025.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Security pledged as collateral on futures contracts.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$104,684,883	$—	$104,684,883
Total Investments in Securities	$—	$104,684,883	$—	$104,684,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5,554,724	$—	$—	$5,554,724
Unrealized Depreciation	(1,640,165)	—	—	(1,640,165)
Total Other Financial Instruments	$3,914,559	$—	$—	$3,914,559

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.2%‡
CHINA — 99.2%
Consumer Discretionary — 5.1%
Beijing Roborock Technology, Cl A	49,490	$1,456,634
Ninebot, Cl A	137,198	1,287,783
Tianneng Battery Group, Cl A	32,540	149,291
		2,893,708
Consumer Staples — 0.6%
Bloomage Biotechnology, Cl A	46,063	358,169

Health Care — 12.2%
APT Medical, Cl A	20,230	898,975
MGI Tech, Cl A*	49,797	483,270
Shanghai Allist Pharmaceuticals, Cl A	53,798	832,097
Shanghai Junshi Biosciences, Cl A*	128,262	746,098
Shanghai United Imaging Healthcare, Cl A	118,226	2,516,329
Sichuan Biokin Pharmaceutical, Cl A*	19,170	1,009,415
Xiamen Amoytop Biotech, Cl A	38,910	458,847
		6,945,031
Industrials — 2.3%
AVIC Chengdu UAS, Cl A*	48,411	337,846
Baimtec Material, Cl A	32,274	246,785
Sany Renewable Energy, Cl A	58,646	250,056
Zhuzhou CRRC Times Electric, Cl A	62,319	460,175
		1,294,862
Information Technology — 76.1%
ACM Research Shanghai, Cl A	21,099	597,382
Advanced Micro-Fabrication Equipment China, Cl A	98,876	4,147,787
Amlogic Shanghai, Cl A*	80,543	1,256,387
Beijing Kingsoft Office Software, Cl A	55,365	2,458,543
Bestechnic Shanghai, Cl A	28,105	1,173,129
Biwin Storage Technology, Cl A*	77,194	1,129,631
Cambricon Technologies, Cl A*	35,864	6,667,200
China Railway Signal & Communication, Cl A	618,350	466,751
China Resources Microelectronics, Cl A	126,954	989,463
CSI Solar, Cl A	352,722	665,121
Everdisplay Optronics Shanghai, Cl A*	1,322,820	538,230
GalaxyCore, Cl A	186,525	469,754
Guobo Electronics, Cl A	18,525	199,353
Hangzhou EZVIZ Network, Cl A	37,661	178,968
Hwatsing Technology, Cl A	58,991	1,367,309
Jinko Solar, Cl A*	956,851	746,428
Loongson Technology, Cl A*	38,352	849,110
Montage Technology, Cl A	258,714	5,619,009
National Silicon Industry Group, Cl A*	394,092	1,426,547

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Nexchip Semiconductor, Cl A	191,858	$938,105
Piotech, Cl A	33,444	1,220,846
Shanghai BOCHU Electronic Technology, Cl A	27,582	595,115
Shengyi Electronics, Cl A	59,667	657,162
Shenzhen Transsion Holdings, Cl A	109,054	1,441,323
SICC, Cl A*	41,096	473,728
Smartsens Technology Shanghai, Cl A	67,254	1,124,391
SUPCON Technology, Cl A	151,218	1,168,601
Trina Solar, Cl A*	312,638	761,922
United Nova Technology, Cl A*	1,202,521	1,110,165
Verisilicon Microelectronics Shanghai, Cl A*	83,204	2,136,309
Xinjiang Daqo New Energy, Cl A*	153,863	620,210
		43,193,979
Materials — 2.9%
Cathay Biotech, Cl A	86,229	629,593
Western Superconducting Technologies, Cl A	108,735	993,007
		1,622,600
TOTAL CHINA		56,308,349

TOTAL COMMON STOCK (Cost $45,131,070)		56,308,349

TOTAL INVESTMENTS — 99.2% (Cost $45,131,070)		56,308,349
OTHER ASSETS LESS LIABILITIES – 0.8%		433,138
NET ASSETS - 100%		$56,741,487

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 94.1%‡
CHINA — 93.4%
Communication Services — 28.2%
Baidu, Cl A*	155,850	$2,668,143
Bilibili, Cl Z*	36,160	1,043,846
Kingsoft	128,800	573,114
Kuaishou Technology, Cl B	280,200	3,046,748
NetEase	169,505	5,158,961
Tencent Holdings	61,500	5,240,669
Tencent Music Entertainment Group	4,500	53,355
		17,784,836
Consumer Discretionary — 43.0%
Alibaba Group Holding	282,400	6,424,451
BYD, Cl H	214,500	3,038,134
Haier Smart Home, Cl A	298,026	970,642
JD.com, Cl A	158,509	2,821,641
Li Auto, Cl A*	170,600	2,223,387
Meituan, Cl B*	375,980	5,049,857
Midea Group	76,100	804,486
NIO, Cl A*	52,650	388,426
Tongcheng Travel Holdings	173,200	512,005
Trip.com Group	33,450	2,562,362
XPeng, Cl A*	198,400	2,375,323
		27,170,714
Consumer Staples — 2.9%
Alibaba Health Information Technology*	792,000	677,950
JD Health International*	137,300	1,173,519
		1,851,469
Information Technology — 19.3%
BYD Electronic International	97,000	515,395
Horizon Robotics*	1,273,800	1,568,429
Hua Hong Semiconductor*	87,000	894,556
Kingdee International Software Group*	372,000	837,674
Lenovo Group	914,000	1,356,833
SenseTime Group, Cl B*	3,403,000	1,264,031
Sunny Optical Technology Group	87,040	1,011,872
Xiaomi, Cl B*	681,200	4,727,880
		12,176,670
TOTAL CHINA		58,983,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 0.7%
Information Technology — 0.7%
ASMPT	41,300	$435,539
TOTAL HONG KONG		435,539

TOTAL COMMON STOCK (Cost $49,481,519)		59,419,228

TOTAL INVESTMENTS — 94.1% (Cost $49,481,519)		59,419,228
OTHER ASSETS LESS LIABILITIES – 5.9%		3,692,996
NET ASSETS - 100%		$63,112,224

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2025

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 60.7%
Fixed Income — 60.7%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	168,800	$4,233,504
TOTAL EXCHANGE-TRADED FUND (Cost $4,236,225)		4,233,504

SHORT-TERM INVESTMENT — 8.6%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.081%(D)	600,549	600,549
TOTAL SHORT-TERM INVESTMENT (Cost $600,549)		600,549

TOTAL INVESTMENTS — 69.3% (Cost $4,836,774)		4,834,053
OTHER ASSETS LESS LIABILITIES – 30.7%		2,144,521
NET ASSETS - 100%		$6,978,574

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ICE ECX Emission^	78	Dec-2025	$5,794,227	$6,939,769	$446,263

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of September 30, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of September 30, 2025.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$4,233,504	$—	$—	$4,233,504
Short-Term Investment	600,549	—	—	600,549
Total Investments in Securities	$4,834,053	$—	$—	$4,834,053

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$446,263	$—	$—	$446,263
Total Other Financial Instruments	$446,263	$—	$—	$446,263

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2025

KraneShares European Carbon Allowance Strategy ETF (concluded)

Transactions with affiliated companies during the period ended September 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$3,588,948	$1,708,000	$(1,065,870)	$5,679	$(3,253)	$4,233,504	$82,471	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2025

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 77.3%
Fixed Income — 77.3%
KraneShares Sustainable Ultra Short Duration Index ETF(A)(B)(C)	4,372,100	$109,652,268
TOTAL EXCHANGE-TRADED FUND (Cost $109,788,619)		109,652,268

SHORT-TERM INVESTMENT — 3.0%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.081%(D)	4,323,688	4,323,688
TOTAL SHORT-TERM INVESTMENT (Cost $4,323,688)		4,323,688

TOTAL INVESTMENTS — 80.3% (Cost $114,112,307)		113,975,956
OTHER ASSETS LESS LIABILITIES – 19.7%		28,022,578
NET ASSETS - 100%		$141,998,534

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance^	4,572	Dec-2025	$154,213,569	$142,143,480	$(12,070,089)

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of September 30, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of September 30, 2025.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$109,652,268	$—	$—	$109,652,268
Short-Term Investment	4,323,688	—	—	4,323,688
Total Investments in Securities	$113,975,956	$—	$—	$113,975,956

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(12,070,089)	—	—	(12,070,089)
Total Other Financial Instruments	$(12,070,089)	$—	$—	$(12,070,089)

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2025

KraneShares California Carbon Allowance Strategy ETF (concluded)

Transactions with affiliated companies during the period ended September 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$87,196,672	$33,713,550	$(11,240,526)	$37,981	$(55,409)	$109,652,268	$1,757,118	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares KWEB Covered Call Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 106.1%
Domestic Equity — 106.1%
KraneShares CSI China Internet ETF(A)(B)	3,021,200	$126,920,612
TOTAL EXCHANGE-TRADED FUND (Cost $105,620,316)		126,920,612

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.081%(C)	90,215	90,215
TOTAL SHORT-TERM INVESTMENT (Cost $90,215)		90,215

TOTAL INVESTMENTS — 106.2% (Cost $105,710,531)		127,010,827
OTHER ASSETS LESS LIABILITIES – (6.2)%		(7,469,104)
NET ASSETS - 100%		$119,541,723

WRITTEN OPTIONS(D) — (6.5)% (Premiums Received $(4,433,611))		$(7,746,596)

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	The rate shown is the 7-day effective yield as of September 30, 2025.
(D)	Refer to option table below.

Written options contracts outstanding as of September 30, 2025 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (6.5)%
Call Options
KWEB US*	(215)	$(903,215)	$37.53	10/03/25	$(96,797)
KWEB US*	(5,142)	(21,601,542)	$38.18	10/03/25	(1,982,395)
KWEB US*	(430)	(1,806,430)	$38.22	10/03/25	(164,067)
KWEB US*	(645)	(2,709,645)	$38.26	10/10/25	(247,719)
KWEB US*	(4,480)	(18,820,480)	$38.44	10/10/25	(1,641,517)
KWEB US*	(6,730)	(28,272,730)	$40.63	10/17/25	(1,309,793)
KWEB US*	(206)	(865,406)	$40.74	10/17/25	(38,501)
KWEB US*	(404)	(1,697,204)	$40.94	10/17/25	(70,017)
KWEB US*	(780)	(3,276,780)	$41.44	10/24/25	(132,311)
KWEB US*	(4,955)	(20,815,955)	$41.72	10/24/25	(765,201)
KWEB US*	(5,625)	(23,630,625)	$41.07	10/31/25	(1,191,544)
KWEB US*	(600)	(2,520,600)	$41.68	10/31/25	(106,734)
Total Written Options		$(126,920,612)			$(7,746,596)

*	KraneShares CSI China Internet ETF.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares KWEB Covered Call Strategy ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$126,920,612	$—	$—	$126,920,612
Short-Term Investment	90,215	—	—	90,215
Total Investments in Securities	$127,010,827	$—	$—	$127,010,827

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$—	$(7,746,596)	$—	$(7,746,596)
Total Liabilities	$—	$(7,746,596)	$—	$(7,746,596)

Transactions with affiliated companies during the period ended September 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2025	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$106,999,569	$394,173,510	$(384,284,681)	$20,539,373	$(10,507,159)	$126,920,612	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 96.2%‡
DENMARK — 3.5%
Consumer Discretionary — 3.5%
Pandora	515	$67,156
TOTAL DENMARK		67,156

FRANCE — 35.2%
Consumer Discretionary — 21.0%
Hermes International	35	85,664
Kering	386	128,151
LVMH Moet Hennessy Louis Vuitton	314	192,040
		405,855
Consumer Staples — 8.0%
L’Oreal	358	155,010

Health Care — 6.2%
EssilorLuxottica	372	120,640

TOTAL FRANCE		681,505

ITALY — 10.8%
Consumer Discretionary — 10.8%
Brunello Cucinelli	269	29,395
Ferrari	166	80,283
Moncler	1,238	72,544
PRADA	4,600	27,669
TOTAL ITALY		209,891

JAPAN — 7.2%
Consumer Staples — 7.2%
Kao	1,800	78,625
Shiseido	3,600	61,599
TOTAL JAPAN		140,224

SWITZERLAND — 7.7%
Consumer Discretionary — 7.7%
Cie Financiere Richemont, Cl A	779	148,427
TOTAL SWITZERLAND		148,427

UNITED KINGDOM — 2.3%
Consumer Discretionary — 2.3%
Burberry Group*	2,793	43,918
TOTAL UNITED KINGDOM		43,918

UNITED STATES — 29.5%
Consumer Discretionary — 25.0%
Bath & Body Works	1,831	47,167

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Global Luxury Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Deckers Outdoor*	640	$64,877
Ralph Lauren, Cl A	281	88,110
Samsonite International	11,700	25,053
Signet Jewelers	380	36,450
Tapestry	1,055	119,447
Vail Resorts	360	53,845
VF	3,380	48,773
		483,722
Consumer Staples — 4.5%
Estee Lauder, Cl A	992	87,415

TOTAL UNITED STATES		571,137

TOTAL COMMON STOCK (Cost $2,031,248)		1,862,258

TOTAL INVESTMENTS — 96.2% (Cost $2,031,248)		1,862,258
OTHER ASSETS LESS LIABILITIES – 3.8%		73,082
NET ASSETS - 100%		$1,935,340

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Hedgeye Hedged Equity Index ETF

	Shares	Value
EXCHANGE-TRADED FUND — 100.5%
Domestic Equity — 100.5%
SPDR S&P 500 ETF Trust(A)	53,400	$35,574,012
TOTAL EXCHANGE-TRADED FUND (Cost $33,257,853)		35,574,012

PURCHASED OPTION(B) — 0.7%
TOTAL PURCHASED OPTION (Cost $384,332)		238,410

TOTAL INVESTMENTS — 101.2% (Cost $33,642,185)		35,812,422
OTHER ASSETS LESS LIABILITIES – (1.2)%		(417,988)
NET ASSETS - 100%		$35,394,434

WRITTEN OPTIONS(B) — (1.6)% (Premiums Received $(551,860))		$(554,006)

(A)	For financial information on the SPDR S&P 500 ETF Trust, please go to the Commission’s website at https://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund at September 30, 2025 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 0.7%
Put Options
S&P 500 Index	54	$36,117,684	$6,610.00	10/17/25	$238,410
WRITTEN OPTIONS — (1.6)%
Put Options
S&P 500 Index	(54)	$(36,117,684)	$6,555.00	10/17/25	$(179,010)
Call Options
SPDR S&P 500 ETF Trust	(534)	$(35,574,012)	$667.38	10/17/25	$(374,996)
Total Written Options		$(71,691,696)			$(554,006)

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$35,574,012	$—	$—	$35,574,012
Purchased Option	238,410	—	—	238,410
Total Investments in Securities	$35,812,422	$—	$—	$35,812,422

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(179,010)	$(374,996)	$—	$(554,006)
Total Liabilities	$(179,010)	$(374,996)	$—	$(554,006)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Hedgeye Hedged Equity Index ETF (concluded)

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Artificial Intelligence and Technology ETF

	Shares	Value
COMMON STOCK — 94.6%‡
CANADA — 1.3%
Information Technology — 1.3%
Shopify, Cl A*	7,988	$1,187,005
TOTAL CANADA		1,187,005

GERMANY — 1.8%
Information Technology — 1.8%
SAP	6,079	1,627,857
TOTAL GERMANY		1,627,857

NETHERLANDS — 5.0%
Information Technology — 5.0%
ASML Holding	1,346	1,309,687
Nebius Group, Cl A*	27,755	3,116,054
TOTAL NETHERLANDS		4,425,741

SOUTH KOREA — 1.7%
Information Technology — 1.7%
SK Hynix	6,036	1,494,965
TOTAL SOUTH KOREA		1,494,965

TAIWAN — 2.6%
Information Technology — 2.6%
MediaTek	10,000	431,459
Taiwan Semiconductor Manufacturing	45,000	1,926,800
TOTAL TAIWAN		2,358,259

UNITED STATES — 82.2%
Communication Services — 12.8%
Alphabet, Cl A	14,143	3,438,163
Meta Platforms, Cl A	6,110	4,487,062
Netflix*	1,738	2,083,723
ROBLOX, Cl A*	10,453	1,447,950
		11,456,898
Consumer Discretionary — 8.9%
Amazon.com*	15,130	3,322,094
Duolingo, Cl A*	5,828	1,875,684
Tesla*	6,281	2,793,286
		7,991,064
Health Care — 2.4%
Tempus AI, Cl A*	27,078	2,185,465

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Artificial Intelligence and Technology ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 1.1%
Vertiv Holdings, Cl A	6,607	$996,732

Information Technology — 57.0%
Adobe*	4,383	1,546,103
Advanced Micro Devices*	6,279	1,015,879
Apple	9,371	2,386,138
AppLovin, Cl A*	3,468	2,491,897
Arista Networks*	6,436	937,790
ARM Holdings ADR*	4,786	677,171
Astera Labs*	5,930	1,161,094
Atlassian, Cl A*	5,408	863,658
Broadcom	6,134	2,023,668
Cisco Systems	9,611	657,585
Cloudflare, Cl A*	6,454	1,384,964
Confluent, Cl A*	49,940	988,812
CoreWeave, Cl A*	14,142	1,935,333
Datadog, Cl A*	10,696	1,523,110
Elastic*	16,580	1,400,844
Gitlab, Cl A*	21,635	975,306
Marvell Technology	12,384	1,041,123
Micron Technology	6,609	1,105,818
Microsoft	8,674	4,492,698
MongoDB, Cl A*	4,474	1,388,640
NVIDIA	17,743	3,310,489
Oracle	7,489	2,106,206
Palantir Technologies, Cl A*	11,330	2,066,819
Palo Alto Networks*	4,641	945,000
Pure Storage, Cl A*	16,787	1,406,918
Salesforce	7,863	1,863,531
Samsara, Cl A*	41,316	1,539,021
ServiceNow*	2,674	2,460,829
Snowflake, Cl A*	7,066	1,593,736
Synopsys*	1,312	647,328
Twilio, Cl A*	11,793	1,180,361
Workday, Cl A*	4,521	1,088,340
Zscaler*	3,130	937,936
		51,144,145
TOTAL UNITED STATES		73,774,304

TOTAL COMMON STOCK (Cost $78,503,292)		84,868,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Artificial Intelligence and Technology ETF (continued)

	Shares	Value
PREFERRED STOCK — 5.0%
UNITED STATES — 5.0%
Information Technology — 5.0%
Anthropic*(A)(B)	17,829	$2,975,660
XAI Holdings(A)(B)	41,029	1,500,020
		4,475,680
TOTAL UNITED STATES		4,475,680

TOTAL PREFERRED STOCK (Cost $2,499,986)		4,475,680

TOTAL INVESTMENTS — 99.6% (Cost $81,003,278)		89,343,811
OTHER ASSETS LESS LIABILITIES – 0.4%		375,758
NET ASSETS - 100%		$89,719,569

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

The following summarizes the market value of the Fund’s investments used as of September 30, 2025, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Canada	$1,187,005	$—	$—	$1,187,005
Germany	1,627,857	—	—	1,627,857
Netherlands	4,425,741	—	—	4,425,741
South Korea	1,494,965	—	—	1,494,965
Taiwan	2,358,259	—	—	2,358,259
United States	73,774,304	—	—	73,774,304
Total Common Stock	84,868,131	—	—	84,868,131
Preferred Stock
United States
Information Technology	—	—	4,475,680	4,475,680
Total Preferred Stock	—	—	4,475,680	4,475,680
Total Investments in Securities	$84,868,131	$—	$4,475,680	$89,343,811

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Artificial Intelligence and Technology ETF (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock
Beginning balance as of April 1, 2025	$999,966
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	1,975,694
Purchases	1,500,020
Sales	—
Net transfer into Level 3	—
Net transfer out of Level 3	—
Ending balance as of September 30, 2025	$4,475,680
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	1,975,694

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 98.7%
AUSTRALIA — 3.8%
Financials — 3.3%
Australia & New Zealand Banking Group NY
5.671%, 10/03/2025	$600,000	$600,043
Transurban Finance Pty
4.125%, 02/02/2026	500,000	499,467
Westpac Banking
5.512%, 11/17/2025	700,000	701,009
5.200%, 04/16/2026	2,500,000	2,514,978
4.755%, 04/16/2026, SOFRRATE + 0.420%(A)	900,000	900,577
2.850%, 05/13/2026	1,500,000	1,489,479
2.700%, 08/19/2026	750,000	741,952
		7,447,505
Real Estate — 0.5%
Scentre Group Trust 1
3.625%, 01/28/2026	1,200,000	1,197,145

TOTAL AUSTRALIA		8,644,650

CANADA — 9.1%
Financials — 9.1%
Bank of Nova Scotia
4.750%, 02/02/2026	2,500,000	2,504,770
1.350%, 06/24/2026	3,000,000	2,942,318
1.050%, 03/02/2026	1,500,000	1,480,608
Canadian Imperial Bank of Commerce
0.950%, 10/23/2025	1,000,000	997,893
Royal Bank of Canada, MTN
5.200%, 07/20/2026	1,000,000	1,009,270
5.069%, 07/23/2027, SOFRRATE + 0.790%(A)	500,000	503,762
4.875%, 01/12/2026	1,500,000	1,502,622
1.200%, 04/27/2026	2,000,000	1,968,648
1.150%, 07/14/2026	1,000,000	978,202
0.875%, 01/20/2026	1,000,000	989,540
Toronto-Dominion Bank, MTN
5.532%, 07/17/2026	900,000	909,950
1.250%, 09/10/2026	750,000	731,245
1.200%, 06/03/2026	3,250,000	3,189,934
0.750%, 01/06/2026	1,000,000	990,854
TOTAL CANADA		20,699,616

FRANCE — 0.4%
Financials — 0.4%
Banque Federative du Credit Mutuel
4.935%, 01/26/2026	791,000	792,531

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
GERMANY — 1.7%
Consumer Discretionary — 0.8%
BMW US Capital
2.800%, 04/11/2026	$1,950,000	$1,937,198

Financials — 0.9%
Deutsche Bank NY
7.146%, 07/13/2027, SOFRRATE + 2.520%(A)	500,000	510,737
1.686%, 03/19/2026	1,500,000	1,482,813
		1,993,550
TOTAL GERMANY		3,930,748

IRELAND — 1.5%
Industrials — 1.5%
AerCap Ireland Capital DAC
4.450%, 04/03/2026	2,500,000	2,499,831
1.750%, 01/30/2026	786,000	779,619
TOTAL IRELAND		3,279,450

JAPAN — 3.2%
Financials — 3.2%
Mizuho Financial Group
3.477%, 04/12/2026	2,250,000	2,241,993
Nomura Holdings
5.709%, 01/09/2026	1,000,000	1,003,813
Sumitomo Mitsui Financial Group
5.464%, 01/13/2026	1,318,000	1,322,687
2.632%, 07/14/2026	2,000,000	1,978,040
1.402%, 09/17/2026	750,000	731,811
TOTAL JAPAN		7,278,344

NETHERLANDS — 0.4%
Financials — 0.4%
Cooperatieve Rabobank UA
4.850%, 01/09/2026	1,000,000	1,001,636

NEW ZEALAND — 1.6%
Financials — 1.6%
ASB Bank
5.346%, 06/15/2026	3,500,000	3,529,860

SPAIN — 0.8%
Financials — 0.8%
Banco Santander
5.179%, 11/19/2025	1,800,000	1,801,471

SWITZERLAND — 0.3%
Financials — 0.3%
UBS
1.250%, 08/07/2026	750,000	733,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
UNITED KINGDOM — 3.8%
Financials — 3.8%
Barclays
4.375%, 01/12/2026	$1,750,000	$1,750,011
HSBC Holdings
4.300%, 03/08/2026	3,250,000	3,251,395
3.900%, 05/25/2026	1,000,000	998,369
Lloyds Banking Group
5.985%, 08/07/2027, H15T1Y + 1.480%(A)	500,000	507,141
LSEGA Financing
1.375%, 04/06/2026	2,250,000	2,217,867
TOTAL UNITED KINGDOM		8,724,783

UNITED STATES — 72.1%
Communication Services — 4.0%
Comcast
3.150%, 03/01/2026	2,528,000	2,517,909
T-Mobile USA
2.250%, 02/15/2026	1,000,000	992,130
1.500%, 02/15/2026	1,000,000	989,526
TWDC Enterprises 18
3.000%, 02/13/2026	1,000,000	995,819
Verizon Communications
1.450%, 03/20/2026	1,000,000	988,051
0.850%, 11/20/2025	500,000	497,703
Walt Disney
3.700%, 10/15/2025	1,000,000	999,755
1.750%, 01/13/2026	1,000,000	993,201
		8,974,094
Consumer Discretionary — 3.9%
American Honda Finance, MTN
5.250%, 07/07/2026	900,000	907,903
eBay
1.400%, 05/10/2026	1,000,000	984,068
Toyota Motor Credit, MTN
5.000%, 08/14/2026	750,000	756,671
4.550%, 08/07/2026	1,250,000	1,256,747
4.050%, 10/24/2025	1,000,000	999,510
1.125%, 06/18/2026	2,585,000	2,532,972
0.800%, 10/16/2025	500,000	499,290
Toyota Motor Credit
5.400%, 11/10/2025	1,000,000	1,001,031
		8,938,192
Consumer Staples — 2.4%
Archer-Daniels-Midland
2.500%, 08/11/2026	750,000	740,946

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Staples (continued)
Kellanova
3.250%, 04/01/2026	$800,000	$796,068
PepsiCo
5.250%, 11/10/2025	1,586,000	1,587,412
4.550%, 02/13/2026	1,500,000	1,501,524
2.850%, 02/24/2026	753,000	749,496
		5,375,446
Financials — 33.1%
Allstate
0.750%, 12/15/2025	1,467,000	1,456,336
American Express
5.389%, 07/28/2027, SOFRRATE + 0.970%(A)	200,000	201,955
4.900%, 02/13/2026	2,200,000	2,205,241
4.200%, 11/06/2025	1,000,000	999,974
3.125%, 05/20/2026	1,000,000	994,384
Aon Global
3.875%, 12/15/2025	2,000,000	1,997,255
Ares Capital
3.875%, 01/15/2026	2,000,000	1,996,513
Bank of America
5.526%, 08/18/2026	500,000	506,036
Bank of America, MTN
4.450%, 03/03/2026	6,250,000	6,254,064
Bank of New York Mellon, MTN
2.800%, 05/04/2026	2,000,000	1,985,870
2.450%, 08/17/2026	750,000	740,475
0.750%, 01/28/2026	1,000,000	988,836
Charles Schwab
5.875%, 08/24/2026	750,000	761,082
4.809%, 05/13/2026, SOFRINDX + 0.520%(A)	1,000,000	1,001,164
1.150%, 05/13/2026	1,000,000	982,612
0.900%, 03/11/2026	596,000	587,630
Chubb INA Holdings
3.350%, 05/03/2026	1,000,000	995,850
Citibank
5.438%, 04/30/2026	3,250,000	3,272,014
Citigroup
4.600%, 03/09/2026	2,500,000	2,503,923
3.700%, 01/12/2026	1,000,000	998,218
3.400%, 05/01/2026	1,000,000	996,138
Fifth Third Bank
3.850%, 03/15/2026	1,500,000	1,497,261
Goldman Sachs Group
3.750%, 02/25/2026	1,750,000	1,746,665

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Invesco Finance
3.750%, 01/15/2026	$500,000	$499,141
Jackson National Life Global Funding
5.500%, 01/09/2026	850,000	852,054
JPMorgan Chase
3.300%, 04/01/2026	2,750,000	2,739,845
3.200%, 06/15/2026	500,000	497,145
Manufacturers & Traders Trust
5.400%, 11/21/2025	500,000	500,299
4.650%, 01/27/2026	4,050,000	4,053,274
Marsh & McLennan
3.750%, 03/14/2026	2,000,000	1,995,407
Morgan Stanley, MTN
6.250%, 08/09/2026	500,000	509,419
5.000%, 11/24/2025	1,000,000	1,000,731
3.875%, 01/27/2026	2,000,000	1,998,197
Morgan Stanley Bank
4.754%, 04/21/2026	2,750,000	2,757,686
PNC Bank
4.200%, 11/01/2025	750,000	749,648
PNC Financial Services Group
5.102%, 07/23/2027, SOFRRATE + 0.796%(A)	500,000	503,400
2.600%, 07/23/2026	1,750,000	1,730,398
Prudential Financial, MTN
1.500%, 03/10/2026	3,280,000	3,242,099
State Street
5.272%, 08/03/2026	750,000	757,120
2.650%, 05/19/2026	2,000,000	1,983,227
Truist Bank
4.050%, 11/03/2025	1,000,000	999,558
3.300%, 05/15/2026	2,500,000	2,485,283
US Bancorp, MTN
3.950%, 11/17/2025	1,500,000	1,498,962
3.100%, 04/27/2026	1,000,000	994,568
2.375%, 07/22/2026	750,000	740,577
Visa
3.150%, 12/14/2025	1,674,000	1,670,982
Wells Fargo
3.000%, 04/22/2026	2,000,000	1,988,418
Wells Fargo, MTN
4.100%, 06/03/2026	1,550,000	1,548,802
Wells Fargo Bank
5.450%, 08/07/2026	1,250,000	1,263,933
		75,229,669

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Health Care — 5.6%
Cigna Group
4.500%, 02/25/2026	$1,750,000	$1,749,835
4.125%, 11/15/2025	1,500,000	1,499,151
McKesson
0.900%, 12/03/2025	1,383,000	1,374,780
Stryker
3.375%, 11/01/2025	1,000,000	998,853
Thermo Fisher Scientific
4.953%, 08/10/2026	750,000	755,833
UnitedHealth Group
5.150%, 10/15/2025	1,000,000	1,000,220
4.750%, 07/15/2026	2,000,000	2,010,823
1.250%, 01/15/2026	1,250,000	1,238,719
1.150%, 05/15/2026	1,000,000	981,991
Zimmer Biomet Holdings
3.050%, 01/15/2026	1,000,000	995,880
		12,606,085
Industrials — 5.1%
Air Lease, MTN
5.300%, 06/25/2026	650,000	654,312
CNH Industrial Capital
1.875%, 01/15/2026	500,000	496,138
JB Hunt Transport Services
3.875%, 03/01/2026	2,000,000	1,995,975
John Deere Capital, MTN
5.050%, 03/03/2026	1,200,000	1,204,845
4.800%, 01/09/2026	1,750,000	1,753,381
4.750%, 06/08/2026	2,000,000	2,011,969
Stanley Black & Decker
3.400%, 03/01/2026	1,500,000	1,493,983
Waste Management
0.750%, 11/15/2025	2,000,000	1,989,886
		11,600,489
Information Technology — 12.6%
Apple
4.421%, 05/08/2026	2,000,000	2,000,414
3.250%, 02/23/2026	2,300,000	2,292,811
2.450%, 08/04/2026	750,000	741,776
0.700%, 02/08/2026	2,000,000	1,977,019
Applied Materials
3.900%, 10/01/2025	500,000	500,000
Broadcom
3.459%, 09/15/2026	750,000	746,683
3.150%, 11/15/2025	800,000	798,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Information Technology (continued)
Cisco Systems
4.900%, 02/26/2026	$1,874,000	$1,879,532
2.950%, 02/28/2026	2,652,000	2,639,893
Dell International
6.020%, 06/15/2026	3,000,000	3,024,779
Fortinet
1.000%, 03/15/2026	2,000,000	1,967,916
Intel
4.875%, 02/10/2026	850,000	851,724
2.600%, 05/19/2026	2,000,000	1,980,206
Lam Research
3.750%, 03/15/2026	2,750,000	2,744,428
Microsoft
3.400%, 09/15/2026	750,000	747,591
3.125%, 11/03/2025	3,000,000	2,996,852
2.400%, 08/08/2026	750,000	741,072
		28,631,460
Real Estate — 4.5%
Boston Properties
3.650%, 02/01/2026	1,000,000	997,003
Equinix
1.450%, 05/15/2026	1,000,000	982,815
Public Storage Operating
0.875%, 02/15/2026	2,000,000	1,973,784
Realty Income
5.050%, 01/13/2026	1,372,000	1,372,264
4.875%, 06/01/2026	3,000,000	3,009,671
4.625%, 11/01/2025	1,000,000	999,916
Simon Property Group
3.300%, 01/15/2026	1,000,000	997,006
		10,332,459
Utilities — 0.9%
Commonwealth Edison
2.550%, 06/15/2026	2,050,000	2,028,504

TOTAL UNITED STATES		163,716,398

TOTAL CORPORATE OBLIGATIONS (Cost $223,988,573)		224,132,642

TOTAL INVESTMENTS — 98.7% (Cost $223,988,573)		224,132,642
OTHER ASSETS LESS LIABILITIES – 1.3%		2,958,422
NET ASSETS - 100%		$227,091,064

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (concluded)

As of September 30, 2025, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares China Alpha Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Consumer Discretionary — 10.5%
Fuyao Glass Industry Group, Cl A	36,501	$375,949
Haier Smart Home, Cl A	92,400	328,379
Ningbo Tuopu Group, Cl A	8,000	90,906
Seres Group, Cl A	16,100	387,557
		1,182,791
Financials — 34.8%
Agricultural Bank of China, Cl A	329,200	308,074
Bank of Beijing, Cl A	395,400	305,673
Bank of China, Cl A	420,400	305,535
Bank of Communications, Cl A	323,000	304,537
Bank of Jiangsu, Cl A	223,900	315,082
Bank of Nanjing, Cl A	213,700	327,713
Bank of Shanghai, Cl A	253,100	318,177
China CITIC Bank, Cl A	150,000	151,528
China Construction Bank, Cl A	256,800	310,218
China Galaxy Securities, Cl A	4,300	10,721
Chongqing Rural Commercial Bank, Cl A	356,000	329,158
Guotai Junan Securities, Cl A	115,800	306,584
Huaxia Bank, Cl A	323,200	298,378
Industrial & Commercial Bank of China, Cl A	312,700	320,272
		3,911,650
Industrials — 13.2%
China Merchants Expressway Network & Technology Holdings, Cl A	227,900	311,438
COSCO SHIPPING Holdings, Cl A	157,800	317,486
Daqin Railway, Cl A	388,000	320,639
NARI Technology, Cl A	50,100	161,391
Shanghai International Port Group, Cl A	428,500	327,655
Weichai Power, Cl A	23,000	45,242
		1,483,851
Information Technology — 20.5%
Avary Holding Shenzhen, Cl A	8,400	66,081
Chaozhou Three-Circle Group, Cl A	12,000	78,003
Eoptolink Technology, Cl A	6,100	313,045
Foxconn Industrial Internet, Cl A	42,900	397,316
Luxshare Precision Industry, Cl A	52,600	477,410
NAURA Technology Group, Cl A	4,155	263,709
Suzhou TFC Optical Communication, Cl A	10,600	249,555
WUS Printed Circuit Kunshan, Cl A	12,300	126,790
Zhongji Innolight, Cl A	5,900	334,163
		2,306,072

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares China Alpha Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 21.0%
Aluminum Corp of China, Cl A	304,700	$352,264
Ningxia Baofeng Energy Group, Cl A	135,900	339,397
Satellite Chemical, Cl A	119,400	323,989
Zangge Mining, Cl A	43,800	358,455
Zhejiang Juhua, Cl A	60,900	341,865
Zhongjin Gold, Cl A	77,400	238,149
Zijin Mining Group, Cl A	98,300	406,032
		2,360,151
TOTAL CHINA		11,244,515

TOTAL COMMON STOCK (Cost $8,930,728)		11,244,515

TOTAL INVESTMENTS — 100.0% (Cost $8,930,728)		11,244,515
OTHER ASSETS LESS LIABILITIES – 0.0%		549
NET ASSETS - 100%		$11,245,064

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
BELGIUM — 0.3%
Communication Services — 0.3%
Liberty Global, Cl C*	3,232	$37,976
TOTAL BELGIUM		37,976

BRAZIL — 0.6%
Financials — 0.6%
StoneCo, Cl A*	3,672	69,437
TOTAL BRAZIL		69,437

GUATEMALA — 0.6%
Communication Services — 0.6%
Millicom International Cellular	1,589	77,130
TOTAL GUATEMALA		77,130

NORWAY — 0.1%
Energy — 0.1%
Seadrill*	291	8,791
TOTAL NORWAY		8,791

PUERTO RICO — 0.3%
Communication Services — 0.3%
Liberty Latin America, Cl C*	4,557	38,461
TOTAL PUERTO RICO		38,461

SWITZERLAND — 0.2%
Consumer Discretionary — 0.2%
Garrett Motion	1,330	18,115
TOTAL SWITZERLAND		18,115

UNITED KINGDOM — 1.2%
Energy — 0.9%
TechnipFMC	2,874	113,380

Financials — 0.3%
Marex Group	1,073	36,074

TOTAL UNITED KINGDOM		149,454

UNITED STATES — 96.6%
Communication Services — 4.3%
Bandwidth, Cl A*	3,000	50,010
Cars.com*	474	5,792
IAC*	1,346	45,858
IMAX*	1,099	35,992
Iridium Communications	508	8,870

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Communication Services (continued)
Lionsgate Studios*	2,493	$17,202
Magnite*	5,427	118,200
MediaAlpha, Cl A*	1,500	17,070
News	5,449	167,339
NIQ Global Intelligence*	601	9,436
ZoomInfo Technologies, Cl A*	3,694	40,301
		516,070
Consumer Discretionary — 13.6%
Adient*	1,607	38,697
American Axle & Manufacturing Holdings*	1,736	10,433
Aramark	465	17,856
Asbury Automotive Group*	134	32,756
AutoNation*	318	69,569
BJ’s Restaurants*	536	16,364
BorgWarner	1,478	64,973
Boyd Gaming	535	46,251
Bright Horizons Family Solutions*	125	13,571
Brunswick	139	8,790
Carriage Services, Cl A	171	7,616
Churchill Downs	414	40,162
Cooper-Standard Holdings*	220	8,125
Dana	1,489	29,840
Dorman Products*	281	43,802
Etsy*	139	9,228
Frontdoor*	1,777	119,574
Funko, Cl A*	3,884	13,361
Gentherm*	596	20,300
Hanesbrands*	1,679	11,065
Hasbro	1,066	80,856
Lear	787	79,180
Life Time Group Holdings*	718	19,817
Lindblad Expeditions Holdings*	2,826	36,173
M/I Homes*	91	13,144
Mattel*	5,021	84,503
MGM Resorts International*	925	32,060
Mohawk Industries*	137	17,662
Murphy USA	57	22,131
Nathan’s Famous	88	9,745
Peloton Interactive, Cl A*	4,587	41,283
Phinia	935	53,744
Ralph Lauren, Cl A	326	102,221
Red Rock Resorts, Cl A	166	10,136
Savers Value Village*	1,752	23,214
Sonic Automotive, Cl A	307	23,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Taylor Morrison Home, Cl A*	110	$7,261
Toll Brothers	284	39,232
Travel + Leisure	665	39,561
Vail Resorts	52	7,778
VF	774	11,169
Wayfair, Cl A*	1,755	156,774
Wolverine World Wide	1,028	28,208
Wyndham Hotels & Resorts	880	70,312
Xponential Fitness, Cl A*	781	6,084
		1,637,941
Consumer Staples — 4.7%
Central Garden & Pet, Cl A*	701	20,700
Chefs’ Warehouse*	532	31,031
Coca-Cola Consolidated	361	42,295
Darling Ingredients*	829	25,591
Dole	1,997	26,840
Energizer Holdings	595	14,810
Ingles Markets, Cl A	293	20,381
Ingredion	640	78,150
Natural Grocers by Vitamin Cottage	1,141	45,640
Pilgrim’s Pride	209	8,510
Reynolds Consumer Products	264	6,460
Seneca Foods, Cl A*	83	8,959
Smithfield Foods	689	16,178
Turning Point Brands	923	91,248
Universal	324	18,102
US Foods Holding*	1,464	112,172
		567,067
Energy — 2.1%
Antero Resources*	720	24,163
Gulfport Energy*	120	21,718
Kodiak Gas Services	549	20,296
Matador Resources	483	21,701
NOV	1,772	23,479
Oceaneering International*	839	20,790
Ovintiv	1,594	64,366
Range Resources	318	11,970
TETRA Technologies*	845	4,859
Tidewater*	543	28,958
World Kinect	407	10,562
		252,862
Financials — 8.4%
Affiliated Managers Group	167	39,818

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Ameris Bancorp	613	$44,939
Assurant	238	51,551
Axis Capital Holdings	1,023	98,003
Banner	38	2,489
Brightsphere Investment Group	100	4,816
Burford Capital	697	8,336
Cadence Bank	203	7,621
Cathay General Bancorp	95	4,561
Community Trust Bancorp	36	2,014
Donnelley Financial Solutions*	737	37,904
Enova International*	330	37,980
Enterprise Financial Services	159	9,219
Euronet Worldwide*	411	36,090
Federal Agricultural Mortgage, Cl C	35	5,879
First Financial	114	6,434
First Financial Bancorp	326	8,231
First Merchants	243	9,161
FirstCash Holdings	147	23,288
Globe Life	216	30,882
Hanover Insurance Group	92	16,710
Home BancShares	318	8,999
International Bancshares	298	20,488
Mercury General	667	56,548
Metropolitan Bank Holding	65	4,863
Morningstar	278	64,499
NewtekOne	960	10,992
Old Second Bancorp	219	3,785
OneMain Holdings, Cl A	977	55,161
Origin Bancorp	248	8,561
Palomar Holdings*	117	13,660
Primerica	150	41,639
QCR Holdings	106	8,018
Reinsurance Group of America, Cl A	288	55,333
Selective Insurance Group	605	49,047
SLM	839	23,224
Texas Capital Bancshares*	593	50,126
Univest Financial	102	3,062
Voya Financial	242	18,102
Webster Financial	596	35,426
		1,017,459
Health Care — 11.6%
10X Genomics, Cl A*	831	9,714
Amneal Pharmaceuticals*	7,856	78,639
Ardent Health Partners*	221	2,928

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
AtriCure*	1,434	$50,549
Avadel Pharmaceuticals*	661	10,093
Aveanna Healthcare Holdings*	2,138	18,964
Bio-Techne	340	18,914
Bioventus, Cl A*	281	1,880
BrightSpring Health Services*	2,283	67,486
Certara*	1,013	12,379
Charles River Laboratories International*	98	15,333
Community Health Systems*	3,770	12,102
CONMED	266	12,510
Definitive Healthcare, Cl A*	6,238	25,326
Elanco Animal Health*	4,988	100,458
Encompass Health	1,437	182,528
Enhabit*	468	3,749
HealthEquity*	611	57,904
ICU Medical*	341	40,906
Innoviva*	1,565	28,561
LifeStance Health Group*	8,756	48,158
LivaNova*	1,330	69,665
Mesa Laboratories	276	18,495
NeoGenomics*	1,790	13,819
OptimizeRx*	1,087	22,284
Option Care Health*	3,188	88,499
Orthofix Medical*	624	9,135
Phibro Animal Health, Cl A	234	9,468
QIAGEN	1,100	49,148
Tactile Systems Technology*	2,320	32,109
Teladoc Health*	12,431	96,092
Universal Health Services, Cl B	152	31,075
Waystar Holding*	3,083	116,907
Xeris Biopharma Holdings*	5,832	47,472
		1,403,249
Industrials — 20.3%
AECOM	572	74,629
Allegiant Travel*	62	3,768
Allison Transmission Holdings	405	34,376
API Group*	2,096	72,039
Applied Industrial Technologies	46	12,008
ATI*	959	78,005
Atmus Filtration Technologies	932	42,024
AZZ	492	53,692
Brink’s	694	81,101
BWX Technologies	251	46,277
Carpenter Technology	79	19,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Centuri Holdings*	260	$5,504
Clean Harbors*	98	22,758
Columbus McKinnon	129	1,850
CRA International	33	6,881
Crane	182	33,513
Curtiss-Wright	93	50,493
Douglas Dynamics	349	10,910
Dycom Industries*	96	28,009
Enerpac Tool Group, Cl A	155	6,355
EnerSys	907	102,455
Flowserve	1,261	67,010
FTI Consulting*	224	36,210
Gates Industrial*	2,186	54,257
Generac Holdings*	542	90,731
Genpact	1,623	67,987
Great Lakes Dredge & Dock*	639	7,662
Griffon	280	21,322
GXO Logistics*	299	15,814
Hillman Solutions*	4,297	39,446
Huron Consulting Group*	236	34,638
IBEX Holdings*	391	15,843
ICF International	167	15,498
Interface, Cl A	743	21,502
ITT	124	22,166
KBR	833	39,393
Knight-Swift Transportation Holdings, Cl A	413	16,318
Lincoln Electric Holdings	36	8,490
MasTec*	354	75,335
Maximus	350	31,979
Moog, Cl A	269	55,863
Mueller Water Products, Cl A	2,860	72,987
nVent Electric	309	30,480
Openlane*	405	11,656
Pentair	1,176	130,254
Primoris Services	186	25,543
Regal Rexnord	323	46,331
Ryder System	514	96,961
Science Applications International	151	15,005
SkyWest*	761	76,572
Standardaero*	2,358	64,350
Textron	863	72,915
Tutor Perini*	281	18,431
U-Haul Holding, Cl B	97	4,937
Valmont Industries	96	37,222
Verra Mobility, Cl A*	1,953	48,239

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
WESCO International	241	$50,971
Willdan Group*	642	62,075
WillScot Holdings	741	15,642
Woodward	123	31,083
Xometry, Cl A*	182	9,914
		2,445,077
Information Technology — 23.2%
ACI Worldwide*	1,105	58,311
ADTRAN Holdings*	310	2,908
Appian, Cl A*	2,088	63,830
Arlo Technologies*	1,479	25,069
Asana, Cl A*	5,066	67,682
AvePoint*	446	6,694
Belden	265	31,872
Benchmark Electronics	499	19,236
BigCommerce Holdings*	7,553	37,690
Blend Labs, Cl A*	4,100	14,965
Ciena*	856	124,694
Coherent*	736	79,282
CTS	198	7,908
Diebold Nixdorf*	156	8,897
DigitalOcean Holdings*	2,212	75,562
Domo, Cl B*	723	11,452
Dynatrace*	1,198	58,043
Elastic*	1,710	144,478
Extreme Networks*	277	5,720
Flex*	449	26,029
Freshworks, Cl A*	1,451	17,078
Gen Digital	2,308	65,524
Gitlab, Cl A*	645	29,077
Harmonic*	1,540	15,677
Jabil	564	122,484
Jamf Holding*	1,965	21,026
Littelfuse	104	26,937
MACOM Technology Solutions Holdings*	412	51,290
Manhattan Associates*	253	51,860
Mirion Technologies, Cl A*	1,258	29,261
MKS Instruments	275	34,037
N-able*	4,433	34,577
Nutanix, Cl A*	2,075	154,359
Onto Innovation*	636	82,184
Ooma*	328	3,933
PagerDuty*	3,874	63,999
Pegasystems	2,192	126,040

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Photronics*	734	$16,845
Plexus*	309	44,709
PROS Holdings*	2,313	52,991
Pure Storage, Cl A*	1,172	98,225
Q2 Holdings*	1,611	116,620
Rambus*	748	77,942
Rapid7*	1,782	33,413
RingCentral, Cl A*	2,909	82,441
Silicon Laboratories*	25	3,278
SkyWater Technology*	1,812	33,812
SMART Global Holdings*	1,107	29,092
Sprinklr, Cl A*	3,814	29,444
Sprout Social, Cl A*	947	12,235
Tenable Holdings*	1,784	52,021
TTM Technologies*	1,375	79,200
UiPath, Cl A*	5,806	77,684
Unity Software*	1,236	49,489
Universal Display	279	40,073
Weave Communications*	2,426	16,206
Xperi*	1,828	11,845
Yext*	4,822	41,083
		2,798,313
Materials — 6.5%
AptarGroup	403	53,865
Ashland	438	20,985
Avery Dennison	258	41,840
Avient	1,542	50,809
Axalta Coating Systems*	2,327	66,599
Commercial Metals	382	21,881
Constellium, Cl A*	1,263	18,793
Eagle Materials	112	26,100
Hecla Mining	6,545	79,194
Kaiser Aluminum	533	41,126
Knife River*	739	56,807
Materion	547	66,083
Minerals Technologies	641	39,819
Mosaic	277	9,606
NewMarket	71	58,803
Scotts Miracle-Gro	891	50,742
Sensient Technologies	723	67,854
TriMas	243	9,390
		780,296
Utilities — 1.9%
Avista	265	10,020

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Man Buyout Beta Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Black Hills	561	$34,552
New Jersey Resources	103	4,959
NiSource	574	24,854
Northwestern Energy Group	362	21,217
NRG Energy	140	22,673
OGE Energy	606	28,040
Southwest Gas Holdings	539	42,225
Spire	75	6,114
TXNM Energy	557	31,498
Unitil	66	3,159
		229,311
TOTAL UNITED STATES		11,647,645

TOTAL COMMON STOCK (Cost $10,923,637)		12,047,009

TOTAL INVESTMENTS — 99.9% (Cost $10,923,637)		12,047,009
OTHER ASSETS LESS LIABILITIES – 0.1%		7,098
NET ASSETS - 100%		$12,054,107

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Global Humanoid and Embodied Intelligence Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
AUSTRALIA — 2.0%
Materials — 2.0%
Lynas Rare Earths*	133,140	$1,483,294
TOTAL AUSTRALIA		1,483,294

BELGIUM — 2.0%
Information Technology — 2.0%
Melexis	18,529	1,468,499
TOTAL BELGIUM		1,468,499

CANADA — 2.0%
Consumer Discretionary — 2.0%
Magna International	31,311	1,483,863
TOTAL CANADA		1,483,863

CHINA — 36.0%
Consumer Discretionary — 9.9%
Ningbo Shuanglin Auto Parts, Cl A	234,140	1,460,870
Ningbo Tuopu Group, Cl A	130,100	1,478,351
Shanghai Beite Technology, Cl A	186,400	1,441,792
XPeng, Cl A*	127,400	1,525,283
Zhejiang Shuanghuan Driveline, Cl A	209,400	1,463,397
		7,369,693
Industrials — 18.1%
Estun Automation, Cl A*	406,700	1,460,774
Jiangsu Hengli Hydraulic, Cl A	110,300	1,482,088
Keli Sensing Technology Ningbo, Cl A	136,800	1,459,476
Leader Harmonious Drive Systems, Cl A	58,621	1,486,868
Shanghai Moons’ Electric, Cl A	128,100	1,521,226
Shenzhen Inovance Technology, Cl A	125,700	1,478,263
Shenzhen Zhaowei Machinery & Electronic, Cl A	75,600	1,454,744
UBTech Robotics*	81,000	1,604,301
Zhejiang Sanhua Intelligent Controls, Cl A	224,800	1,527,494
		13,475,234
Information Technology — 6.0%
China Leadshine Technology, Cl A	219,600	1,454,880
Horizon Robotics*	1,194,000	1,470,171
RoboSense Technology*	277,200	1,505,639
		4,430,690
Materials — 2.0%
China Northern Rare Earth Group High-Tech, Cl A	224,600	1,522,039

TOTAL CHINA		26,797,656

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Global Humanoid and Embodied Intelligence Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GERMANY — 4.0%
Consumer Discretionary — 2.0%
Schaeffler	220,085	$1,467,561

Information Technology — 2.0%
Infineon Technologies	38,008	1,482,699

TOTAL GERMANY		2,950,260

ISRAEL — 2.0%
Consumer Discretionary — 2.0%
Mobileye Global, Cl A*	104,035	1,468,974
TOTAL ISRAEL		1,468,974

JAPAN — 12.0%
Industrials — 8.0%
Harmonic Drive Systems	83,200	1,491,217
Nabtesco	65,100	1,476,249
Nidec	85,400	1,522,842
THK	53,000	1,468,504
		5,958,812
Information Technology — 4.0%
Keyence	4,000	1,494,532
Renesas Electronics	125,400	1,448,573
		2,943,105
TOTAL JAPAN		8,901,917

NETHERLANDS — 2.0%
Information Technology — 2.0%
NXP Semiconductors	6,505	1,481,384
TOTAL NETHERLANDS		1,481,384

SINGAPORE — 2.0%
Information Technology — 2.0%
STMicroelectronics	52,335	1,466,630
TOTAL SINGAPORE		1,466,630

SOUTH KOREA — 1.9%
Industrials — 1.9%
Rainbow Robotics*	6,577	1,448,482
TOTAL SOUTH KOREA		1,448,482

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Global Humanoid and Embodied Intelligence Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SWEDEN — 2.0%
Information Technology — 2.0%
Hexagon, Cl B	125,247	$1,490,164
TOTAL SWEDEN		1,490,164

SWITZERLAND — 2.0%
Information Technology — 2.0%
TE Connectivity	6,755	1,482,925
TOTAL SWITZERLAND		1,482,925

TAIWAN — 2.0%
Industrials — 2.0%
Hiwin Technologies	207,000	1,463,629
TOTAL TAIWAN		1,463,629

UNITED STATES — 27.9%
Consumer Discretionary — 4.0%
Aptiv*	17,151	1,478,759
Tesla*	3,320	1,476,471
		2,955,230
Industrials — 8.0%
Moog, Cl A	7,304	1,516,822
RBC Bearings*	3,827	1,493,640
Regal Rexnord	10,189	1,461,510
Sensata Technologies Holding	48,390	1,478,314
		5,950,286
Information Technology — 14.0%
Amphenol, Cl A	12,157	1,504,429
Analog Devices	6,009	1,476,411
Jabil	6,857	1,489,135
Novanta*	14,703	1,472,505
NVIDIA	8,089	1,509,246
Teledyne Technologies*	2,539	1,487,956
Texas Instruments	8,028	1,474,984
		10,414,666

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares Global Humanoid and Embodied Intelligence Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 1.9%
MP Materials*	21,577	$1,447,169

TOTAL UNITED STATES		20,767,351

TOTAL COMMON STOCK (Cost $65,313,852)		74,155,028

TOTAL INVESTMENTS — 99.8% (Cost $65,313,852)		74,155,028
OTHER ASSETS LESS LIABILITIES – 0.2%		148,812
NET ASSETS - 100%		$74,303,840

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

Glossary (abbreviations used in preceding Schedules of Investments/Consolidated Schedules of Investments):

Portfolio Abbreviations

ADR — American Depositary Receipt

BV — Business Value

BVI — Business Volume Indicator

Cl — Class

CV — Convertible

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

WTI — West Texas Intermediate

Statements of Assets and Liabilities (Unaudited)

September 30, 2025

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$9,836,537,139	$255,513,822	$3,813,174
Cash and Cash Equivalents	39,893,491	309,581	14,549
Foreign Currency at Value	—	733,190	2,184
Receivable for Capital Shares Sold	52,867,854	—	—
Dividend and Interest Receivable	3,719,304	3,606	2,976
Unrealized Appreciation on Spot Contracts	8,733	—	—
Reclaim Receivable	—	—	154
Prepaid Expenses	49,668	1,007	18
Total Assets	9,933,076,189	256,561,206	3,833,055

Liabilities:
Payable for Investment Securities Purchased	81,791,041	—	—
Payable for Management Fees	5,110,241	109,953	2,397
Payable for Trustees’ Fees	98,867	2,253	42
Payable for Foreign Capital Gains Tax	—	—	6,235
Total Liabilities	87,000,149	112,206	8,674
Net Assets	$9,846,076,040	$256,449,000	$3,824,381

Net Assets Consist of:
Paid-in Capital	$13,284,199,170	$454,431,733	$7,806,916
Total Distributable Loss	(3,438,123,130)	(197,982,733)	(3,982,535)
Net Assets	$9,846,076,040	$256,449,000	$3,824,381
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	232,800,000	8,550,000	150,002
Net Asset Value, Offering and Redemption Price Per Share	$42.29	$29.99	$25.50
Cost of Investments	$7,867,961,107	$210,610,315	$4,083,499
Cost of Foreign Currency	—	733,326	2,149

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2025

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Assets:
Investments at Value	$34,327,942	$66,621,421	$79,217,866
Cash and Cash Equivalents	202,568	20,233	36,099
Foreign Currency at Value	1,157	220	27,899
Reclaim Receivable	10,090	—	432,661
Dividend and Interest Receivable	9,464	101,823	45,121
Unrealized Appreciation on Spot Contracts	46	—	—
Prepaid Expenses	116	291	379
Total Assets	34,551,383	66,743,988	79,760,025

Liabilities:
Payable for Investment Securities Purchased	165,328	—	—
Payable for Foreign Capital Gains Tax	16,830	—	—
Payable for Management Fees	11,097	40,463	43,153
Payable for Trustees’ Fees	286	576	805
Unrealized Depreciation on Spot Contracts	—	—	12
Total Liabilities	193,541	41,039	43,970
Net Assets	$34,357,842	$66,702,949	$79,716,055

Net Assets Consist of:
Paid-in Capital	$75,861,285	$139,444,427	$200,045,565
Total Distributable Loss	(41,503,443)	(72,741,478)	(120,329,510)
Net Assets	$34,357,842	$66,702,949	$79,716,055
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,300,002	2,100,002	2,600,002
Net Asset Value, Offering and Redemption Price Per Share	$26.43	$31.76	$30.66
Cost of Investments	$28,770,967	$48,230,758	$72,565,087
Cost of Foreign Currency	1,158	214	27,885

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2025

	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF	KraneShares MSCI Emerging Markets ex China Index ETF
Assets:
Investments at Value	$110,811,953	$23,740,287	$65,845,998
Cash and Cash Equivalents	198,663	1,216,815	131,432
Foreign Currency at Value	16,419	25,223	13,307
Dividend and Interest Receivable	27,788	348,566	106,941
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,030	—
Receivable for Investment Securities Sold	—	406,200	—
Reclaim Receivable	—	—	10,157
Prepaid Expenses	565	121	360
Total Assets	111,055,388	25,738,242	66,108,195

Liabilities:
Payable for Management Fees	56,392	13,704	12,229
Payable for Trustees’ Fees	1,269	294	743
Unrealized Depreciation on Spot Contracts	17	—	9
Payable for Investment Securities Purchased	—	1,238,100	—
Payable for Foreign Capital Gains Tax	—	—	480,155
Total Liabilities	57,678	1,252,098	493,136
Net Assets	$110,997,710	$24,486,144	$65,615,059

Net Assets Consist of:
Paid-in Capital	$177,548,357	$34,762,431	$53,942,089
Total Distributable Earnings/(Loss)	(66,550,647)	(10,276,287)	11,672,970
Net Assets	$110,997,710	$24,486,144	$65,615,059
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	5,300,002	1,000,001	1,900,002
Net Asset Value, Offering and Redemption Price Per Share	$20.94	$24.49	$34.53
Cost of Investments	$87,091,108	$23,193,848	$52,372,947
Cost of Foreign Currency	16,419	25,143	13,328

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities (Unaudited)

September 30, 2025

	KraneShares Global Carbon Strategy ETF(1)	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF(2)
Assets:
Investments at Value	$42,993,940	$31,667,552	$104,684,883
Affiliated Investments at Value	111,646,128	—	—
Foreign Currency Collateral on Futures Contracts at Value	36,666,878	—	—
Cash Collateral on Futures Contracts	7,921,829	—	34,745,616
Cash and Cash Equivalents	6,488,086	33,060	41,574,987
Foreign Currency at Value	3,479,861	—	601,177
Receivable for Investment Securities Sold	9,995,409	—	—
Variation Margin Receivable on Future Contracts	212,106	—	1,129,057
Dividend and Interest Receivable	28,009	37,422	61,881
Receivable for Capital Shares Sold	—	—	1,348,931
Prepaid Expenses	995	176	1,667
Other Receivable	—	—	573
Total Assets	219,433,241	31,738,210	184,148,772

Liabilities:
Payable for Investment Securities Purchased	37,000,000	—	—
Variation Margin Payable on Future Contracts	18,114,726	—	558,451
Payable for Management Fees	106,725	14,228	133,254
Payable for Trustees’ Fees	2,118	421	3,039
Total Liabilities	55,223,569	14,649	694,744
Net Assets	$164,209,672	$31,723,561	$183,454,028

Net Assets Consist of:
Paid-in Capital	$230,755,673	$27,882,927	$263,892,059
Total Distributable Earnings/(Loss)	(66,546,001)	3,840,634	(80,438,031)
Net Assets	$164,209,672	$31,723,561	$183,454,028
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	5,050,000	1,150,002	6,800,002
Net Asset Value, Offering and Redemption Price Per Share	$32.52	$27.59	$26.98
Cost of Investments	$43,008,740	$29,082,199	$104,687,030
Cost of Affiliated Investments	111,752,587	—	—
Cost of Foreign Currency	3,195,861	—	591,213

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2025

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares European Carbon Allowance Strategy ETF(1)
Assets:
Investments at Value	$56,308,349	$59,419,228	$600,549
Affiliated Investments at Value	—	—	4,233,504
Foreign Currency at Value	1,119,410	773	—
Cash and Cash Equivalents	—	70,932	85,584
Cash Collateral on Futures Contracts	—	—	316,393
Foreign Currency Collateral on Futures Contracts at Value	—	—	1,839,772
Receivable for Capital Shares Sold	7,964,385	25	—
Dividend and Interest Receivable	3,622	20,875	2,174
Unrealized Appreciation on Spot Contracts	2,328	—	—
Receivable for Investment Securities Sold	—	3,632,166	—
Prepaid Expenses	218	200	46
Total Assets	65,398,312	63,144,199	7,078,022

Liabilities:
Payable for Investment Securities Purchased	7,909,723	—	—
Payable to Custodian	717,664	—	—
Payable for Management Fees	28,970	31,045	4,496
Payable for Trustees’ Fees	468	510	94
Variation Margin Payable on Future Contracts	—	—	94,858
Unrealized Depreciation on Spot Contracts	—	420	—
Total Liabilities	8,656,825	31,975	99,448
Net Assets	$56,741,487	$63,112,224	$6,978,574

Net Assets Consist of:
Paid-in Capital	$80,336,176	$58,910,960	$14,746,001
Total Distributable Earnings/(Loss)	(23,594,689)	4,201,264	(7,767,427)
Net Assets	$56,741,487	$63,112,224	$6,978,574
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,850,000	3,300,002	275,006
Net Asset Value, Offering and Redemption Price Per Share	$19.91	$19.12	$25.38
Cost of Investments	$45,131,070	$49,481,519	$600,549
Cost of Affiliated Investments	—	—	4,236,225
Cost of Foreign Currency	1,053,785	774	1,709,797

(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2025

	KraneShares California Carbon Allowance Strategy ETF(1)	KraneShares KWEB Covered Call Strategy ETF	KraneShares Global Luxury Index ETF
Assets:
Investments at Value	$4,323,688	$90,215	$1,862,258
Affiliated Investments at Value	109,652,268	126,920,612	—
Cash Collateral on Futures Contracts	27,196,536	—	—
Cash and Cash Equivalents	387,474	297,706	44,842
Variation Margin Receivable on Future Contracts	502,920	—	—
Dividend and Interest Receivable	26,160	3,790	300
Receivable for Investment Securities Sold	—	—	22,397
Reclaim Receivable	—	—	7,092
Prepaid Expenses	627	618	18
Total Assets	142,089,673	127,312,941	1,936,907

Liabilities:
Written Options at Value	—	7,746,596	—
Payable for Management Fees	89,893	23,355	1,074
Payable for Trustees’ Fees	1,246	1,267	31
Overdraft of Foreign Currency	—	—	462
Total Liabilities	91,139	7,771,218	1,567
Net Assets	$141,998,534	$119,541,723	$1,935,340

Net Assets Consist of:
Paid-in Capital	$217,433,137	$146,533,230	$2,244,398
Total Distributable Loss	(75,434,603)	(26,991,507)	(309,058)
Net Assets	$141,998,534	$119,541,723	$1,935,340
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,300,002	3,633,309	75,002
Net Asset Value, Offering and Redemption Price Per Share	$17.11	$32.90	$25.80
Cost of Investments	$4,323,688	$90,215	$2,031,248
Cost of Affiliated Investments	109,788,619	105,620,316	—
Cost (Proceeds) of Foreign Currency	—	—	(490)
Written Options, Premiums Received	—	4,433,611	—

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2025

	KraneShares Hedgeye Hedged Equity Index ETF	KraneShares Artificial Intelligence and Technology ETF	KraneShares Sustainable Ultra Short Duration Index ETF
Assets:
Investments at Value	$35,812,422	$89,343,811	$224,132,642
Cash and Cash Equivalents	71,850	—	11,008,827
Foreign Currency at Value	—	459,716	115
Receivable for Capital Shares Sold	2,831,522	—	—
Dividend and Interest Receivable	90,022	8,690	2,023,729
Receivable for Investment Securities Sold	45,619	198,749	—
Reclaim Receivable	—	625	—
Prepaid Expenses	83	129	1,205
Total Assets	38,851,518	90,011,720	237,166,518

Liabilities:
Written Options at Value	554,006	—	—
Payable for Investment Securities Purchased	2,885,141	198,633	—
Payable for Management Fees	17,719	62,869	35,609
Payable for Trustees’ Fees	218	463	2,677
Payable for Capital Shares Redeemed	—	—	10,037,168
Payable to Custodian	—	30,186	—
Total Liabilities	3,457,084	292,151	10,075,454
Net Assets	$35,394,434	$89,719,569	$227,091,064

Net Assets Consist of:
Paid-in Capital	$32,910,051	$78,036,786	$226,735,747
Total Distributable Earnings	2,484,383	11,682,783	355,317
Net Assets	$35,394,434	$89,719,569	$227,091,064
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,250,002	2,450,002	9,050,002
Net Asset Value, Offering and Redemption Price Per Share	$28.32	$36.62	$25.09
Cost of Investments	$33,642,185	$81,003,278	$223,988,573
Cost of Foreign Currency	—	460,265	101
Written Options, Premiums Received	551,860	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2025

	KraneShares China Alpha Index ETF	KraneShares Man Buyout Beta Index ETF	KraneShares Global Humanoid and Embodied Intelligence Index ETF
Assets:
Investments at Value	$11,244,515	$12,047,009	$74,155,028
Foreign Currency at Value	4,202	—	43
Cash and Cash Equivalents	3,653	13,510	82,099
Dividend and Interest Receivable	193	3,937	22,460
Receivable for Investment Securities Sold	—	706,202	7,654,393
Reclaim Receivable	—	137	804
Prepaid Expenses	61	59	—
Total Assets	11,252,624	12,770,854	81,914,827

Liabilities:
Payable for Management Fees	7,429	8,722	34,515
Payable for Trustees’ Fees	127	133	29
Unrealized Depreciation on Spot Contracts	4	—	3,277
Payable for Investment Securities Purchased	—	707,892	7,573,166
Total Liabilities	7,560	716,747	7,610,987
Net Assets	$11,245,064	$12,054,107	$74,303,840

Net Assets Consist of:
Paid-in Capital	$7,113,625	$11,345,281	$64,850,458
Total Distributable Earnings	4,131,439	708,826	9,453,382
Net Assets	$11,245,064	$12,054,107	$74,303,840
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	300,002	450,002	2,325,002
Net Asset Value, Offering and Redemption Price Per Share	$37.48	$26.79	$31.96
Cost of Investments	$8,930,728	$10,923,637	$65,313,852
Cost of Foreign Currency	4,201	—	30

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2025

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI One Belt One Road Index ETF
Investment Income:
Dividend Income	$62,460,619	$4,076,067	$89,451
Interest Income	328,743	13,845	286
Security Lending Income	2,742,842	—	—
Less: Foreign Taxes Withheld	—	(409,569)	(6,170)
Total Investment Income	65,532,204	3,680,343	83,567

Expenses:
Management Fees†	24,484,500	744,440	13,777
Trustees’ Fees	315,069	8,499	164
Security Lending Fees†	274,209	—	—
Insurance Expense	49,860	1,118	20
Total Expenses	25,123,638	754,057	13,961
Management Fee Waiver†	—	(219,515)	—
Net Expenses	25,123,638	534,542	13,961
Net Investment Income	40,408,566	3,145,801	69,606

Net Realized Gain (Loss) on:
Investments	207,714,875	4,217,879	45,141
Capital Gains Tax	—	—	(64)
Foreign Currency Translations	(130,728)	(25,143)	(771)
Net Realized Gain	207,584,147	4,192,736	44,306

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,151,793,766	40,148,876	462,003
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(784)
Foreign Currency Translations	3,201	(1,980)	84
Net Change in Unrealized Appreciation (Depreciation)	1,151,796,967	40,146,896	461,303
Net Realized and Unrealized Gain	1,359,381,114	44,339,632	505,609
Net Increase in Net Assets Resulting from Operations	$1,399,789,680	$47,485,433	$575,215

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2025

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Investment Income:
Dividend Income	$157,750	$824,233	$543,732
Interest Income	1,114	2,166	4,093
Security Lending Income	7,836	—	23,522
Less: Foreign Taxes Withheld	(15,889)	(53,679)	(39,422)
Total Investment Income	150,811	772,720	531,925

Expenses:
Management Fees†	95,906	216,479	228,533
Trustees’ Fees	1,076	2,426	3,013
Security Lending Fees†	775	—	2,292
Insurance Expense	128	311	403
Total Expenses	97,885	219,216	234,241
Management Fee Waiver†	(36,887)	—	—
Net Expenses	60,998	219,216	234,241
Net Investment Income	89,813	553,504	297,684

Net Realized Gain (Loss) on:
Investments	2,081,181	1,771,308	79,539
Capital Gains Tax	(180)	—	—
Foreign Currency Translations	(7,162)	(3,022)	(38,757)
Net Realized Gain	2,073,839	1,768,286	40,782

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,119,798	10,962,208	26,098,877
Accrued Foreign Capital Gains Tax on Appreciated Securities	5,073	—	—
Foreign Currency Translations	558	114	34,397
Net Change in Unrealized Appreciation (Depreciation)	7,125,429	10,962,322	26,133,274
Net Realized and Unrealized Gain	9,199,268	12,730,608	26,174,056
Net Increase in Net Assets Resulting from Operations	$9,289,081	$13,284,112	$26,471,740

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2025

	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF	KraneShares MSCI Emerging Markets ex China Index ETF
Investment Income:
Dividend Income	$951,049	$—	$1,206,273
Interest Income	6,504	1,613,925	3,860
Security Lending Income	781	—	—
Less: Foreign Taxes Withheld	(80,034)	—	(178,655)
Total Investment Income	878,300	1,613,925	1,031,478

Expenses:
Management Fees†	372,357	82,154	182,482
Trustees’ Fees	4,302	1,172	2,929
Security Lending Fees†	56	—	—
Insurance Expense	582	143	404
Total Expenses	377,297	83,469	185,815
Management Fee Waiver†	(66,833)	—	(110,118)
Net Expenses	310,464	83,469	75,697
Net Investment Income	567,836	1,530,456	955,781

Net Realized Gain (Loss) on:
Investments	6,785,568	(235,195)	583,284
Capital Gains Tax	—	—	(86,531)
Forward Foreign Currency Contracts	—	(11)	—
Foreign Currency Translations	(19,353)	(1,494)	(17,753)
Net Realized Gain (Loss)	6,766,215	(236,700)	479,000

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	21,408,183	82,944	12,218,330
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(80,051)
Forward Foreign Currency Contracts	—	1,030	—
Foreign Currency Translations	(34)	101	23,435
Net Change in Unrealized Appreciation (Depreciation)	21,408,149	84,075	12,161,714
Net Realized and Unrealized Gain (Loss)	28,174,364	(152,625)	12,640,714
Net Increase in Net Assets Resulting from Operations	$28,742,200	$1,377,831	$13,596,495

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations/Consolidated Statements of Operations (Unaudited)

For the Period Ended September 30, 2025

	KraneShares Global Carbon Strategy ETF(1)	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF(2)
Investment Income:
Dividend Income	$—	$374,259	$—
Dividend from Affiliated Investment	2,278,171	—	—
Interest Income	277,009	660	3,944,570
Total Investment Income	2,555,180	374,919	3,944,570

Expenses:
Management Fees†	630,849	67,284	845,970
Trustees’ Fees	7,599	1,143	8,879
Insurance Expense	1,070	163	1,624
Total Expenses	639,518	68,590	856,473
Net Investment Income	1,915,662	306,329	3,088,097

Net Realized Gain (Loss) on:
Investments	—	653,979	—
Affiliated Investments	(129,973)	—	—
Futures Contracts	7,844,777	—	(3,825,683)
Foreign Currency Translations	902,320	—	40,746
Net Realized Gain (Loss)	8,617,124	653,979	(3,784,937)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,800)	236,810	5,864
Affiliated Investments	153,730	—	—
Futures Contracts	10,088,632	—	(2,763,947)
Foreign Currency Translations	1,235,538	—	15,866
Net Change in Unrealized Appreciation (Depreciation)	11,463,100	236,810	(2,742,217)
Net Realized and Unrealized Gain (Loss)	20,080,224	890,789	(6,527,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,995,886	$1,197,118	$(3,439,057)

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statement of Operations (Unaudited)

For the Period Ended September 30, 2025

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares European Carbon Allowance Strategy ETF(1)
Investment Income:
Dividend Income	$153,148	$422,729	$—
Dividend from Affiliated Investment	—	—	82,471
Interest Income	4,893	15,809	20,291
Less: Foreign Taxes Withheld	(13,512)	(12,138)	—
Total Investment Income	144,529	426,400	102,762

Expenses:
Management Fees†	148,437	156,283	26,628
Trustees’ Fees	1,528	2,102	320
Insurance Expense	231	238	47
Total Expenses	150,196	158,623	26,995
Net Investment Income (Loss)	(5,667)	267,777	75,767

Net Realized Gain (Loss) on:
Investments	2,034,796	(1,256,391)	—
Affiliated Investments	—	—	(3,253)
Futures Contracts	—	—	275,365
Foreign Currency Translations	2,523	(3,989)	76,300
Net Realized Gain (Loss)	2,037,319	(1,260,380)	348,412

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,613,980	9,163,410	—
Affiliated Investments	—	—	5,679
Futures Contracts	—	—	779,918
Foreign Currency Translations	5,587	678	60,056
Net Change in Unrealized Appreciation (Depreciation)	10,619,567	9,164,088	845,653
Net Realized and Unrealized Gain	12,656,886	7,903,708	1,194,065
Net Increase in Net Assets Resulting from Operations	$12,651,219	$8,171,485	$1,269,832

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statement of Operations (Unaudited)

For the Period Ended September 30, 2025

	KraneShares California Carbon Allowance Strategy ETF(1)	KraneShares KWEB Covered Call Strategy ETF	KraneShares Global Luxury Index ETF
Investment Income:
Dividend Income	$—	$—	$31,125
Dividend from Affiliated Investment	1,757,118	—	—
Interest Income	226,072	21,024	143
Less: Foreign Taxes Withheld	—	—	(4,536)
Total Investment Income	1,983,190	21,024	26,732

Expenses:
Management Fees†	431,146	124,312	7,901
Trustees’ Fees	4,753	4,492	116
Insurance Expense	676	648	18
Total Expenses	436,575	129,452	8,035
Net Investment Income (Loss)	1,546,615	(108,428)	18,697

Net Realized Gain (Loss) on:
Investments	—	—	(113,849)
Affiliated Investments	(55,409)	(10,507,159)	—
Futures Contracts	(1,175,511)	—	—
Foreign Currency Translations	50	(542)	(3,359)
Written Options	—	7,611,032	—
Net Realized Loss	(1,230,870)	(2,896,669)	(117,208)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	—	341,934
Affiliated Investments	37,981	20,539,373	—
Futures Contracts	5,128,688	—	—
Foreign Currency Translations	—	—	558
Written Options	—	(5,837,439)	—
Net Change in Unrealized Appreciation (Depreciation)	5,166,669	14,701,934	342,492
Net Realized and Unrealized Gain	3,935,799	11,805,265	225,284
Net Increase in Net Assets Resulting from Operations	$5,482,414	$11,696,837	$243,981

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2025

	KraneShares Hedgeye Hedged Equity Index ETF	KraneShares Artificial Intelligence and Technology ETF	KraneShares Sustainable Ultra Short Duration Index ETF
Investment Income:
Dividend Income	$143,622	$60,020	$—
Interest Income	313	2,526	4,469,463
Less: Foreign Taxes Withheld	—	(4,538)	—
Total Investment Income	143,935	58,008	4,469,463

Expenses:
Management Fees†	83,129	196,090	288,502
Trustees’ Fees	834	1,392	9,247
Insurance Expense	95	140	1,306
Total Expenses	84,058	197,622	299,055
Management Fee Waiver†	(10,657)	—	(99,483)
Net Expenses	73,401	197,622	199,572
Net Investment Income (Loss)	70,534	(139,614)	4,269,891

Net Realized Gain (Loss) on:
Investments	917,837	3,540,540	3,540
Foreign Currency Translations	—	(1,628)	144
Written Options	(1,539,828)	—	—
Purchased Options	501,502	—	—
Net Realized Gain (Loss)	(120,489)	3,538,912	3,684

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,754,285	11,347,515	194,268
Foreign Currency Translations	—	(437)	10
Written Options	(54,316)	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,699,969	11,347,078	194,278
Net Realized and Unrealized Gain	2,579,480	14,885,990	197,962
Net Increase in Net Assets Resulting from Operations	$2,650,014	$14,746,376	$4,467,853

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2025

	KraneShares China Alpha Index ETF	KraneShares Man Buyout Beta Index ETF	KraneShares Global Humanoid and Embodied Intelligence Index ETF(1)
Investment Income:
Dividend Income	$248,263	$44,653	$65,189
Interest Income	406	220	1,652
Less: Foreign Taxes Withheld	(24,826)	(115)	(7,011)
Total Investment Income	223,843	44,758	59,830

Expenses:
Management Fees†	42,239	48,737	79,289
Trustees’ Fees	498	503	395
Insurance Expense	67	65	—
Total Expenses	42,804	49,305	79,684
Management Fee Waiver†	—	—	(10,165)
Net Expenses	42,804	49,305	69,519
Net Investment Income (Loss)	181,039	(4,547)	(9,689)

Net Realized Gain (Loss) on:
Investments	1,662,335	(267,388)	628,869
Foreign Currency Translations	(4,267)	—	(3,643)
Net Realized Gain (Loss)	1,658,068	(267,388)	625,226

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,702,010	2,109,089	8,841,176
Foreign Currency Translations	(1)	—	(3,331)
Net Change in Unrealized Appreciation (Depreciation)	1,702,009	2,109,089	8,837,845
Net Realized and Unrealized Gain	3,360,077	1,841,701	9,463,071
Net Increase in Net Assets Resulting from Operations	$3,541,116	$1,837,154	$9,453,382

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on June 4, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$40,408,566	$70,212,353
Net Realized Gain (Loss)	207,584,147	(796,378,500)
Net Change in Unrealized Appreciation (Depreciation)	1,151,796,967	2,291,630,801
Net Increase in Net Assets Resulting from Operations	1,399,789,680	1,565,464,654
Distributions:	—	(191,767,210)

Capital Share Transactions:(1)
Issued	1,839,991,531	4,055,934,107
Redeemed	(1,440,922,252)	(2,813,400,801)
Increase in Net Assets from Capital Share Transactions	399,069,279	1,242,533,306
Total Increase in Net Assets	1,798,858,959	2,616,230,750

Net Assets:
Beginning of Year/Period	8,047,217,081	5,430,986,331
End of Year/Period	$9,846,076,040	$8,047,217,081

Share Transactions:
Issued	49,500,000	121,550,000
Redeemed	(47,700,000)	(97,300,000)
Net Increase in Shares Outstanding from Share Transactions	1,800,000	24,250,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A 50 Connect Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$3,145,801	$4,519,146
Net Realized Gain (Loss)	4,192,736	(15,902,012)
Net Change in Unrealized Appreciation (Depreciation)	40,146,896	27,323,863
Net Increase in Net Assets Resulting from Operations	47,485,433	15,940,997
Distributions:	—	(4,042,367)

Capital Share Transactions:(1)
Issued	37,558,009	92,497,035
Redeemed	(17,715,444)	(106,140,603)
Increase (Decrease) in Net Assets from Capital Share Transactions	19,842,565	(13,643,568)
Total Increase (Decrease) in Net Assets	67,327,998	(1,744,938)

Net Assets:
Beginning of Year/Period	189,121,002	190,865,940
End of Year/Period	$256,449,000	$189,121,002

Share Transactions:
Issued	1,350,000	3,750,000
Redeemed	(800,000)	(4,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	550,000	(900,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$69,606	$117,894
Net Realized Gain (Loss)	44,306	(15,344)
Net Change in Unrealized Appreciation (Depreciation)	461,303	160,098
Net Increase in Net Assets Resulting from Operations	575,215	262,648
Distributions:	—	(122,602)

Capital Share Transactions:(1)
Redeemed	—	(1,078,938)
Decrease in Net Assets from Capital Share Transactions	—	(1,078,938)
Total Increase (Decrease) in Net Assets	575,215	(938,892)

Net Assets:
Beginning of Year/Period	3,249,166	4,188,058
End of Year/Period	$3,824,381	$3,249,166

Share Transactions:
Redeemed	—	(50,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Consumer Technology Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$89,813	$161,332
Net Realized Gain	2,073,839	1,529,634
Net Change in Unrealized Appreciation (Depreciation)	7,125,429	1,522,648
Net Increase in Net Assets Resulting from Operations	9,289,081	3,213,614
Distributions:	—	(109,397)

Capital Share Transactions:(1)
Issued	5,982,210	3,629,383
Redeemed	(1,111,300)	(5,112,835)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,870,910	(1,483,452)
Total Increase in Net Assets	14,159,991	1,620,765

Net Assets:
Beginning of Year/Period	20,197,851	18,577,086
End of Year/Period	$34,357,842	$20,197,851

Share Transactions:
Issued	250,000	200,000
Redeemed	(50,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Clean Technology Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$553,504	$780,468
Net Realized Gain (Loss)	1,768,286	(10,490,962)
Net Change in Unrealized Appreciation (Depreciation)	10,962,322	21,600,581
Net Increase in Net Assets Resulting from Operations	13,284,112	11,890,087
Distributions:	—	(716,873)

Capital Share Transactions:(1)
Issued	6,484,621	1,066,620
Redeemed	(1,457,999)	(20,799,351)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,026,622	(19,732,731)
Total Increase (Decrease) in Net Assets	18,310,734	(8,559,517)

Net Assets:
Beginning of Year/Period	48,392,215	56,951,732
End of Year/Period	$66,702,949	$48,392,215

Share Transactions:
Issued	250,000	50,000
Redeemed	(50,000)	(950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	(900,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and Future Mobility Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$297,684	$614,600
Net Realized Gain (Loss)	40,782	(30,506,039)
Net Change in Unrealized Appreciation (Depreciation)	26,133,274	24,465,431
Net Increase (Decrease) in Net Assets Resulting from Operations	26,471,740	(5,426,008)
Distributions:	—	(530,712)

Capital Share Transactions:(1)
Issued	16,134,139	15,797
Redeemed	(26,549,522)	(36,017,741)
Decrease in Net Assets from Capital Share Transactions	(10,415,383)	(36,001,944)
Total Increase (Decrease) in Net Assets	16,056,357	(41,958,664)

Net Assets:
Beginning of Year/Period	63,659,698	105,618,362
End of Year/Period	$79,716,055	$63,659,698

Share Transactions:
Issued	650,000	—
Redeemed	(1,050,000)	(1,700,000)
Net Decrease in Shares Outstanding from Share Transactions	(400,000)	(1,700,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Health Care Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$567,836	$480,621
Net Realized Gain (Loss)	6,766,215	(14,736,894)
Net Change in Unrealized Appreciation (Depreciation)	21,408,149	18,938,932
Net Increase in Net Assets Resulting from Operations	28,742,200	4,682,659
Distributions:	—	(477,397)

Capital Share Transactions:(1)
Issued	23,291,131	63,358,581
Redeemed	(27,634,853)	(27,769,025)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,343,722)	35,589,556
Total Increase in Net Assets	24,398,478	39,794,818

Net Assets:
Beginning of Year/Period	86,599,232	46,804,414
End of Year/Period	$110,997,710	$86,599,232

Share Transactions:
Issued	1,200,000	4,200,000
Redeemed	(1,450,000)	(1,850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	2,350,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Asia Pacific High Income USD Bond ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$1,530,456	$2,056,929
Net Realized Loss	(236,700)	(849,689)
Net Change in Unrealized Appreciation (Depreciation)	84,075	65,541
Net Increase in Net Assets Resulting from Operations	1,377,831	1,272,781
Distributions:	(1,015,098)	(1,826,852)

Capital Share Transactions:(1)
Issued	144	12,269,728
Redeemed	(1,150,384)	(1,226,480)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,150,240)	11,043,248
Total Increase (Decrease) in Net Assets	(787,507)	10,489,177

Net Assets:
Beginning of Year/Period	25,273,651	14,784,474
End of Year/Period	$24,486,144	$25,273,651

Share Transactions:
Issued	—	500,000
Redeemed	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	450,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI Emerging Markets ex China Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$955,781	$1,941,479
Net Realized Gain (Loss)	479,000	(373,603)
Net Change in Unrealized Appreciation (Depreciation)	12,161,714	(2,638,146)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,596,495	(1,070,270)
Distributions:	—	(2,347,147)

Capital Share Transactions:(1)
Issued	20,677	21,468
Redeemed	(11,997,974)	(11,360,541)
Decrease in Net Assets from Capital Share Transactions	(11,977,297)	(11,339,073)
Total Increase (Decrease) in Net Assets	1,619,198	(14,756,490)

Net Assets:
Beginning of Period	63,995,861	78,752,351
End of Period	$65,615,059	$63,995,861

Share Transactions:
Redeemed	(400,000)	(400,000)
Net Decrease in Shares Outstanding from Share Transactions	(400,000)	(400,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KraneShares Global Carbon Strategy ETF(1)
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$1,915,662	$7,898,469
Net Realized Gain (Loss)	8,617,124	(33,307,741)
Net Change in Unrealized Appreciation (Depreciation)	11,463,100	24,703,435
Net Increase (Decrease) in Net Assets Resulting from Operations	21,995,886	(705,837)
Distributions:	—	(14,365,041)

Capital Share Transactions:(2)
Issued	7,199	13,202,762
Redeemed	(29,971,633)	(129,766,611)
Decrease in Net Assets from Capital Share Transactions	(29,964,434)	(116,563,849)
Total Decrease in Net Assets	(7,968,548)	(131,634,727)

Net Assets:
Beginning of Period	172,178,220	303,812,947
End of Period	$164,209,672	$172,178,220

Share Transactions:
Issued	—	400,000
Redeemed	(1,050,000)	(4,150,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,050,000)	(3,750,000)

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Value Line® Dynamic Dividend Equity Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$306,329	$671,194
Net Realized Gain	653,979	3,409,991
Net Change in Unrealized Appreciation (Depreciation)	236,810	(491,116)
Net Increase in Net Assets Resulting from Operations	1,197,118	3,590,069
Distributions:	(270,386)	(2,577,604)

Capital Share Transactions:(1)
Issued	18,871,761	1,287,470
Redeemed	(16,558,247)	(5,191,532)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,313,514	(3,904,062)
Total Increase (Decrease) in Net Assets	3,240,246	(2,891,597)

Net Assets:
Beginning of Year/Period	28,483,315	31,374,912
End of Year/Period	$31,723,561	$28,483,315

Share Transactions:
Issued	750,000	50,000
Redeemed	(750,000)	(200,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KraneShares Mount Lucas Managed Futures Index Strategy ETF(1)
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$3,088,097	$12,384,010
Net Realized Loss	(3,784,937)	(40,525,675)
Net Change in Unrealized Appreciation (Depreciation)	(2,742,217)	501,737
Net Decrease in Net Assets Resulting from Operations	(3,439,057)	(27,639,928)
Distributions:	—	(2,749,827)

Capital Share Transactions:(2)
Issued	2,721,281	153,157,589
Redeemed	(37,093,144)	(166,128,710)
Decrease in Net Assets from Capital Share Transactions	(34,371,863)	(12,971,121)
Total Decrease in Net Assets	(37,810,920)	(43,360,876)

Net Assets:
Beginning of Year/Period	221,264,948	264,625,824
End of Year/Period	$183,454,028	$221,264,948

Share Transactions:
Issued	100,000	5,250,000
Redeemed	(1,400,000)	(6,000,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,300,000)	(750,000)

(1)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares SSE STAR Market 50 Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Loss	$(5,667)	$(90,884)
Net Realized Gain (Loss)	2,037,319	(5,504,439)
Net Change in Unrealized Appreciation (Depreciation)	10,619,567	10,942,743
Net Increase in Net Assets Resulting from Operations	12,651,219	5,347,420

Capital Share Transactions:(1)
Issued	16,975,242	16,597,675
Redeemed	(8,832,569)	(10,531,651)
Increase in Net Assets from Capital Share Transactions	8,142,673	6,066,024
Total Increase in Net Assets	20,793,892	11,413,444

Net Assets:
Beginning of Year/Period	35,947,595	24,534,151
End of Year/Period	$56,741,487	$35,947,595

Share Transactions:
Issued	900,000	1,150,000
Redeemed	(650,000)	(800,000)
Net Increase in Shares Outstanding from Share Transactions	250,000	350,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Hang Seng TECH Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$267,777	$12,160
Net Realized Gain (Loss)	(1,260,380)	187,348
Net Change in Unrealized Appreciation (Depreciation)	9,164,088	1,092,852
Net Increase in Net Assets Resulting from Operations	8,171,485	1,292,360
Distributions:	—	(32,395)

Capital Share Transactions:(1)
Issued	13,718,004	41,519,600
Redeemed	(4,858,983)	(2,088,587)
Increase in Net Assets from Capital Share Transactions	8,859,021	39,431,013
Total Increase in Net Assets	17,030,506	40,690,978

Net Assets:
Beginning of Year/Period	46,081,718	5,390,740
End of Year/Period	$63,112,224	$46,081,718

Share Transactions:
Issued	800,000	2,500,000
Redeemed	(350,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	450,000	2,350,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KraneShares European Carbon Allowance Strategy ETF(1)
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$75,767	$238,952
Net Realized Gain (Loss)	348,412	(943,099)
Net Change in Unrealized Appreciation (Depreciation)	845,653	1,729,685
Net Increase in Net Assets Resulting from Operations	1,269,832	1,025,538
Distributions:	—	(669,523)

Capital Share Transactions:(2)
Issued	334	1,100,297
Redeemed	(1,651,333)	(5,736,176)
Decrease in Net Assets from Capital Share Transactions	(1,650,999)	(4,635,879)
Total Decrease in Net Assets	(381,167)	(4,279,864)

Net Assets:
Beginning of Year/Period	7,359,741	11,639,605
End of Year/Period	$6,978,574	$7,359,741

Share Transactions:
Issued	—	50,000
Redeemed	(75,000)	(250,000)
Net Decrease in Shares Outstanding from Share Transactions	(75,000)	(200,000)

(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares California Carbon Allowance Strategy ETF(1)
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$1,546,615	$7,158,564
Net Realized Loss	(1,230,870)	(49,913,229)
Net Change in Unrealized Appreciation (Depreciation)	5,166,669	(6,793,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,482,414	(49,547,933)
Distributions:	—	(49,060,171)

Capital Share Transactions:(2)
Issued	32,152,100	64,593,052
Redeemed	(4,718,143)	(118,168,197)
Increase (Decrease) in Net Assets from Capital Share Transactions	27,433,957	(53,575,145)
Total Increase (Decrease) in Net Assets	32,916,371	(152,183,249)

Net Assets:
Beginning of Year/Period	109,082,163	261,265,412
End of Year/Period	$141,998,534	$109,082,163

Share Transactions:
Issued	2,075,000	3,075,000
Redeemed	(300,000)	(5,675,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,775,000	(2,600,000)

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares KWEB Covered Call Strategy ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025‡
Operations:
Net Investment Income (Loss)	$(108,428)	$3,897,717
Net Realized Gain (Loss)	(2,896,669)	7,060,066
Net Change in Unrealized Appreciation (Depreciation)	14,701,934	(1,106,061)
Net Increase in Net Assets Resulting from Operations	11,696,837	9,851,722
Distributions:	(12,218,410)	(22,213,508)
Return of Capital	—	(34,762,537)

Capital Share Transactions:(1)
Issued	23,739,954	55,263,809
Redeemed	(8,245,434)	(67,171,782)
Increase (Decrease) in Net Assets from Capital Share Transactions	15,494,520	(11,907,973)
Total Increase (Decrease) in Net Assets	14,972,947	(59,032,296)

Net Assets:
Beginning of Year/Period	104,568,776	163,601,072
End of Year/Period	$119,541,723	$104,568,776

Share Transactions:
Issued	725,000	1,316,667
Redeemed	(275,000)	(1,883,359)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	450,000	(566,692)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on January 1, 2025 (See Note 9 in the Notes to Financial Statements).
(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Global Luxury Index ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$18,697	$27,644
Net Realized Gain (Loss)	(117,208)	785,499
Net Change in Unrealized Appreciation (Depreciation)	342,492	(756,832)
Net Increase in Net Assets Resulting from Operations	243,981	56,311
Distributions:	—	(48,304)

Capital Share Transactions:(1)
Issued	43	13,511,531
Redeemed	(1,179,575)	(13,321,421)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,179,532)	190,110
Total Increase (Decrease) in Net Assets	(935,551)	198,117

Net Assets:
Beginning of Year/Period	2,870,891	2,672,774
End of Year/Period	$1,935,340	$2,870,891

Share Transactions:
Issued	—	550,000
Redeemed	(50,000)	(525,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	25,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Hedgeye Hedged Equity Index ETF
	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$70,534	$37,193
Net Realized Gain (Loss)	(120,489)	429,689
Net Change in Unrealized Appreciation (Depreciation)	2,699,969	(531,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,650,014	(64,996)
Distributions:	—	(100,635)

Capital Share Transactions:(2)
Issued	25,380,922	21,648,946
Redeemed	(6,604,271)	(7,515,546)
Increase in Net Assets from Capital Share Transactions	18,776,651	14,133,400
Total Increase in Net Assets	21,426,665	13,967,769

Net Assets:
Beginning of Year/Period	13,967,769	—
End of Year/Period	$35,394,434	$13,967,769

Share Transactions:
Issued	950,000	850,002
Redeemed	(250,000)	(300,000)
Net Increase in Shares Outstanding from Share Transactions	700,000	550,002

(1)	The Fund’s inception date was on July 15, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Artificial Intelligence and Technology ETF
	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(1)
Operations:
Net Investment Loss	$(139,614)	$(47,062)
Net Realized Gain	3,538,912	23,430
Net Change in Unrealized Appreciation (Depreciation)	11,347,078	(3,007,008)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,746,376	(3,030,640)
Distributions:	—	(32,953)

Capital Share Transactions:(2)
Issued	64,802,758	25,204,541
Redeemed	(11,970,513)	—
Increase in Net Assets from Capital Share Transactions	52,832,245	25,204,541
Total Increase in Net Assets	67,578,621	22,140,948

Net Assets:
Beginning of Year/Period	22,140,948	—
End of Year/Period	$89,719,569	$22,140,948

Share Transactions:
Issued	1,900,000	900,002
Redeemed	(350,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,550,000	900,002

(1)	The Fund’s inception date was on July 17, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Sustainable Ultra Short Duration Index ETF
	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$4,269,891	$7,532,058
Net Realized Gain (Loss)	3,684	(2,974)
Net Change in Unrealized Appreciation (Depreciation)	194,278	(50,195)
Net Increase in Net Assets Resulting from Operations	4,467,853	7,478,889
Distributions:	(4,162,018)	(7,438,872)

Capital Share Transactions:(2)
Issued	55,241,058	300,806,989
Redeemed	(38,862,392)	(90,440,443)
Increase in Net Assets from Capital Share Transactions	16,378,666	210,366,546
Total Increase in Net Assets	16,684,501	210,406,563

Net Assets:
Beginning of Year/Period	210,406,563	—
End of Year/Period	$227,091,064	$210,406,563

Share Transactions:
Issued	2,200,000	12,000,002
Redeemed	(1,550,000)	(3,600,000)
Net Increase in Shares Outstanding from Share Transactions	650,000	8,400,002

(1)	The Fund’s inception date was on July 25, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares China Alpha Index ETF
	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(1)
Operations:
Net Investment Income	$181,039	$66,542
Net Realized Gain	1,658,068	149,095
Net Change in Unrealized Appreciation (Depreciation)	1,702,009	611,775
Net Increase in Net Assets Resulting from Operations	3,541,116	827,412
Distributions:	—	(237,089)

Capital Share Transactions:(2)
Issued	7,453	10,268,357
Redeemed	(3,162,185)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,154,732)	10,268,357
Total Increase in Net Assets	386,384	10,858,680

Net Assets:
Beginning of Year/Period	10,858,680	—
End of Year/Period	$11,245,064	$10,858,680

Share Transactions:
Issued	—	400,002
Redeemed	(100,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	400,002

(1)	The Fund’s inception date was on August 27, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Man Buyout Beta Index ETF
	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(1)
Operations:
Net Investment Income (Loss)	$(4,547)	$779
Net Realized Loss	(267,388)	(138,575)
Net Change in Unrealized Appreciation (Depreciation)	2,109,089	(985,717)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,837,154	(1,123,513)
Distributions:	—	(4,815)

Capital Share Transactions:(2)
Issued	—	11,345,281
Increase in Net Assets from Capital Share Transactions	—	11,345,281
Total Increase in Net Assets	1,837,154	10,216,953

Net Assets:
Beginning of Year/Period	10,216,953	—
End of Year/Period	$12,054,107	$10,216,953

Share Transactions:
Issued	—	450,002
Net Increase in Shares Outstanding from Share Transactions	—	450,002

(1)	The Fund’s inception date was on October 7, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (concluded)

KraneShares Global Humanoid and Embodied Intelligence Index ETF
Period Ended September 30, 2025(1) (Unaudited)
Operations:
Net Investment Loss	$(9,689)
Net Realized Gain	625,226
Net Change in Unrealized Appreciation (Depreciation)	8,837,845
Net Increase in Net Assets Resulting from Operations	9,453,382

Capital Share Transactions:(2)
Issued	64,850,458
Increase in Net Assets from Capital Share Transactions	64,850,458
Total Increase in Net Assets	74,303,840

Net Assets:
Beginning of Period	—
End of Period	$74,303,840

Share Transactions:
Issued	2,325,002
Net Increase in Shares Outstanding from Share Transactions	2,325,002

(1)	The Fund’s inception date was on June 4, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2025 (Unaudited)

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year/Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares CSI China Internet ETF
2025***	34.84	0.20	7.25	7.45	—	—	—
2025	26.27	0.36	9.23	9.59	(1.02)	—	—
2024	31.25	0.06	(4.58)	(4.52)	(0.46)	—	—
2023	29.52	0.18	1.55	1.73	—	—	—
2022	75.59	(0.05)	(43.44)	(43.49)	—	(2.58)	—
2021	45.19	(0.28)	30.90	30.62	(0.22)	—	—
KraneShares Bosera MSCI China A 50 Connect Index ETF
2025***	23.64	0.42	5.93	6.35	—	—	—
2025	21.45	0.57	2.13	2.70	(0.51)	—	—
2024	26.09	0.51	(4.67)	(4.16)	(0.48)	—	—
2023	37.05	0.57	(5.28)	(4.71)	(0.54)	(5.71)	—
2022	43.97	0.43	(3.41)	(2.98)	(0.49)	(3.45)	—
2021	29.51	0.30	14.46	14.76	(0.30)	—	—
KraneShares MSCI One Belt One Road Index ETF
2025***	21.66	0.46	3.38	3.84	—	—	—
2025	20.94	0.74	0.80	1.54	(0.82)	—	—
2024	22.43	0.59	(1.39)	(0.80)	(0.69)	—	—
2023	27.63	0.73	(4.85)	(4.12)	(1.08)	—	—
2022	28.85	0.95	(1.18)	(0.23)	(0.99)	—	—
2021	17.76	0.48	11.16	11.64	(0.55)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2025***	18.36	0.08	7.99	8.07	—	—	—
2025	14.86	0.16	3.46	3.62	(0.12)	—	—
2024	15.28	0.03	(0.41)	(0.38)	(0.04)	—	—
2023	18.04	0.10	(2.86)	(2.76)	—	—	—
2022	32.06	(0.05)	(13.90)	(13.95)	(0.01)	(0.06)	—
2021	19.55	0.11	13.14	13.25	(0.74)	—	—
KraneShares MSCI China Clean Technology Index ETF
2025***	25.47	0.27	6.02	6.29	—	—	—
2025	20.34	0.33	5.13	5.46	(0.33)	—	—
2024	28.54	0.18	(8.21)	(8.03)	(0.17)	—	—
2023	36.71	0.12	(7.75)	(7.63)	(0.10)	(0.44)	—
2022	40.34	0.21	(3.65)	(3.44)	(0.19)	—	—
2021	16.60	(0.28)	24.02	23.74	—#	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2025.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year/Period ($)	Total Return (%)**	Net Assets, End of Year/Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

—	42.29	21.38	9,846,076	0.70†(1)	0.70†	1.12†	22††
(1.02)	34.84	37.13	8,047,217	0.70(1)	0.70	1.17	54
(0.46)	26.27	(14.48)	5,430,986	0.70(1)	0.70	0.24	32
—	31.25	5.86	6,111,669	0.69(1)	0.69	0.61	60
(2.58)	29.52	(57.99)	6,239,534	0.69(1)	0.69	(0.12)	60
(0.22)	75.59	67.77	3,662,260	0.70(1)	0.70	(0.39)	89

—	29.99	26.86	256,449	0.56†	0.79†	3.30†	21††
(0.51)	23.64	12.61	189,121	0.56	0.79	2.47	77
(0.48)	21.45	(15.78)	190,866	0.56	0.79	2.23	38
(6.25)	26.09	(12.63)	470,873	0.55	0.78	1.83	68
(3.94)	37.05	(7.96)	559,393	0.59	0.79	0.97	89
(0.30)	43.97	50.00	802,364	0.59	0.79	0.74	35

—	25.50	17.73	3,824	0.79†	0.79†	3.94†	17††
(0.82)	21.66	7.37	3,249	0.79	0.79	3.36	19
(0.69)	20.94	(3.41)	4,188	0.79	0.79	2.77	27
(1.08)	22.43	(14.98)	4,485	0.79	0.79	2.96	34
(0.99)	27.63	(1.11)	8,290	0.78	0.78	3.12	36
(0.55)	28.85	65.82	10,099	0.79	0.79	2.07	39

—	26.43	43.95	34,358	0.50†(2)	0.80†	0.73†	32††
(0.12)	18.36	24.41	20,198	0.55(2)	0.80	0.97	63
(0.04)	14.86	(2.47)	18,577	0.60(2)	0.80	0.21	135
—	15.28	(15.30)	30,562	0.60(2)	0.80	0.66	87
(0.07)	18.04	(43.57)	55,935	0.59	0.79	(0.17)	97
(0.74)	32.06	67.85	110,604	0.59	0.79	0.36	112

—	31.76	24.70	66,703	0.79†	0.79†	1.99†	15††
(0.33)	25.47	27.07	48,392	0.79	0.79	1.50	36
(0.17)	20.34	(28.17)	56,952	0.79	0.79	0.72	65
(0.54)	28.54	(20.71)	95,611	0.79	0.79	0.38	49
(0.19)	36.71	(8.61)	146,859	0.78	0.78	0.48	62
—	40.34	143.03	141,173	0.78	0.78	(0.65)	164

~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The expense ratios include $274,209, $857,238, $600,758, $301,354, $337,352 and $376,498, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69%, 0.69%, 0.70%, 0.69%, 0.68%, and 0.69%, respectively.
(2)	The expense ratios include $775, $336, $927 and $6,087, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.55%, 0.55%, 0.59%, and 0.58%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2025 (Unaudited)

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year/Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Electric Vehicles and Future Mobility Index ETF
2025***	21.22	0.10	9.34	9.44	—	—	—
2025	22.47	0.16	(1.25)	(1.09)	(0.16)	—	—
2024	30.60	0.21	(8.11)	(7.90)	(0.23)	—	—
2023	39.57	0.33	(8.98)	(8.65)	(0.32)	—	—
2022	42.25	0.08	0.39(2)	0.47	(0.52)	(2.63)	—
2021	19.02	0.08	23.21	23.29	(0.06)	—	—
KraneShares MSCI All China Health Care Index ETF
2025***	15.60	0.11	5.23	5.34	—	—	—
2025	14.63	0.15	1.00	1.15	(0.18)	—	—
2024	20.77	0.13	(6.16)	(6.03)	(0.11)	—	—
2023	23.79	0.07	(3.08)	(3.01)	(0.01)	—	—
2022	38.30	(0.02)	(10.44)	(10.46)	—	(4.05)	—
2021	23.78	(0.09)	14.61	14.52	—#	—	—
KraneShares Asia Pacific High Income USD Bond ETF
2025***	24.07	1.53	(0.09)	1.44	(1.02)	—	—
2025	24.64	2.84	(0.95)	1.89	(2.46)	—	—
2024	26.73	2.99	(1.39)	1.60	(3.69)	—	—
2023	29.48	2.23	(2.44)	(0.21)	(2.54)	—	—
2022	39.14	1.78	(9.26)	(7.48)	(1.88)	—	(0.30)
2021	37.32	2.10	2.44	4.54	(2.58)	(0.14)	—
KraneShares MSCI Emerging Markets ex China Index ETF
2025***	27.82	0.48	6.23	6.71	—	—	—
2025	29.17	0.78	(1.19)	(0.41)	(0.94)	—	—
2024	25.09	0.79	3.86	4.65	(0.57)	—	—
2023	29.73	0.91	(4.56)	(3.65)	(0.99)	—	—
2022	30.99	0.79	(0.56)	0.23	(0.73)	(0.76)	—
2021	18.41	0.55	12.53	13.08	(0.50)	—	—
KraneShares Global Carbon Strategy ETF(4)
2025***	28.23	0.36	3.93	4.29	—	—	—
2025	30.84	0.96	(1.49)	(0.53)	(2.08)	—	—
2024	39.70	1.01	(7.10)	(6.09)	(2.77)	—	—
2023	46.53	(0.06)	1.59	1.53	(8.36)	—	—
2022	28.39	(0.38)	18.77	18.39	(0.25)	—	—
2021(5)	20.00	(0.12)	8.51	8.39	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2025.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year/Period ($)	Total Return (%)**	Net Assets, End of Year/Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

—	30.66	44.49	79,716	0.70†(1)	0.70†	0.89†	36††
(0.16)	21.22	(4.86)	63,660	0.72(1)	0.72	0.77	39
(0.23)	22.47	(25.91)	105,618	0.72(1)	0.72	0.78	42
(0.32)	30.60	(21.78)	185,106	0.72(1)	0.72	0.99	69
(3.15)	39.57	0.04	296,761	0.70	0.70	0.17	114
(0.06)	42.25	122.46	198,570	0.70	0.70	0.21	81

—	20.94	34.23	110,998	0.65†(3)	0.79†	1.19†	48††
(0.18)	15.60	7.98	86,599	0.65(3)	0.79	1.02	77
(0.11)	14.63	(29.10)	46,804	0.65(3)	0.79	0.74	17
(0.01)	20.77	(12.65)	94,492	0.65(3)	0.79	0.35	32
(4.05)	23.79	(28.88)	136,811	0.65	0.79	(0.04)	44
—	38.30	61.06	214,464	0.65	0.79	(0.25)	45

(1.02)	24.49	6.12	24,486	0.69†	0.69†	12.67†	127††
(2.46)	24.07	7.93	25,274	0.69	0.69	11.52	158
(3.69)	24.64	6.81	14,784	0.69	0.69	11.77	121
(2.54)	26.73	(0.44)	20,045	0.69	0.69	8.19	119
(2.18)	29.48	(19.73)	26,535	0.68	0.68	5.33	150
(2.72)	39.14	12.32	9,786	0.69	0.69	5.32	53

—	34.53	24.12	65,615	0.24†	0.59†	3.04†	10††
(0.94)	27.82	(1.51)	63,996	0.24	0.59	2.62	3
(0.57)	29.17	18.67	78,752	0.24	0.59	2.95	6
(0.99)	25.09	(12.12)	30,112	0.24	0.59	3.55	50
(1.49)	29.73	0.57	32,699	0.23	0.58	2.52	23
(0.50)	30.99	71.19	30,991	0.30	0.58	1.90	19

—	32.52	15.20	164,210	0.79†	0.79†	2.37†	24††
(2.08)	28.23	(1.46)	172,178	0.79	0.79	3.03	45
(2.77)	30.84	(16.16)	303,813	0.79	0.79	2.78	—
(8.36)	39.70	4.43	635,278	0.79	0.79	(0.13)	—
(0.25)	46.53	64.71	1,363,252	0.87	0.87	(0.86)	—
—	28.39	41.95	93,701	0.78†	0.78†	(0.72)†	—††

~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The expense ratio includes $2,292, $22,696, $42,152 and $67,245, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.71%, 0.69%, 0.68% and 0.69%, respectively.
(2)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	The expense ratio includes $56, $941, $541 and $1,908, respectively in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.65%, 0.65%, 0.65% and 0.64%, respectively.
(4)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(5)	The Fund’s inception date was on July 29, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2025 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year/Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2025***	24.77	0.33	2.73	3.06	(0.24)	—	—
2025	24.13	0.54	2.24	2.78	(0.54)	(1.60)	—
2024	22.27	0.60	2.11	2.71	(0.63)	(0.22)	—
2023	23.53	0.56	(0.59)	(0.03)	(0.55)	(0.68)	—
2022	23.01	0.48	2.45	2.93	(0.58)	(1.83)	—
2021(1)	20.00	0.20	2.88	3.08	(0.07)	—	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF(2)
2025***	27.32	0.43	(0.77)	(0.34)	—	—	—
2025	29.90	1.10	(3.45)	(2.35)	(0.23)	—	—
2024	29.60	1.26	(0.96)	0.30	—	—	—
2023	31.51	0.54	1.59	2.13	(1.56)	(2.48)	—
2022	27.55	(0.18)	5.98	5.80	(1.77)	(0.07)	—
2021(3)	25.00	(0.06)	2.61	2.55	—	—	—
KraneShares SSE STAR Market 50 Index ETF
2025***	13.83	—	6.08	6.08	—	—	—
2025	10.90	(0.04)	2.97	2.93	—	—	—
2024	16.89	(0.01)	(5.98)	(5.99)	—	—	—
2023	18.76	(0.07)	(1.80)	(1.87)	—	—	—
2022	21.06	(0.14)	(2.16)	(2.30)	—	—	—
2021(4)	25.00	(0.03)	(3.91)	(3.94)	—	—	—
KraneShares Hang Seng TECH Index ETF
2025***	16.17	0.10	2.85	2.95	—	—	—
2025	10.78	0.01	5.42	5.43	(0.04)	—	—
2024	13.30	—	(2.43)	(2.43)	(0.09)	—	—
2023	13.93	0.05	(0.66)	(0.61)	(0.02)	—	—
2022(5)	25.00	0.01	(11.08)	(11.07)	—	—	—
KraneShares European Carbon Allowance Strategy ETF(6)
2025***	21.03	0.26	4.09	4.35	—	—	—
2025	21.16	0.54	1.00	1.54	(1.67)	—	—
2024	34.02	0.61	(11.91)	(11.30)	(1.56)	—	—
2023	28.81	(0.15)	5.36	5.21	—	—	—
2022(7)(8)	25.00	(0.13)	3.94	3.81	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2025.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund’s inception date was on November 23, 2020.
(2)	KraneShares Mount Lucas Managed Futures Index Strategy ETF includes the account of the Fund’s Subsidiary, KFA MLM Index Subsidiary, Ltd.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year/Period ($)	Total Return (%)**	Net Assets, End of Year/Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(0.24)	27.59	12.37	31,724	0.56†	0.56†	2.50†	57††
(2.14)	24.77	11.31	28,483	0.56	0.56	2.13	80
(0.85)	24.13	12.45	31,375	0.56	0.56	2.69	200
(1.23)	22.27	0.19	31,174	0.56	0.56	2.53	155
(2.41)	23.53	12.62	30,583	0.55	0.55	1.99	164
(0.07)	23.01	15.46	25,315	0.55†	0.55†	2.68†	55††

—	26.98	(1.25)	183,454	0.90†	0.90†	3.25†	—††
(0.23)	27.32	(7.88)	221,265	0.90	0.90	3.82	—
—	29.90	1.01	264,626	0.90	0.90	4.14	—
(4.04)	29.60	6.21	278,274	0.90	0.90	1.61	251
(1.84)	31.51	22.21	45,697	0.89	0.89	(0.63)	15
—	27.55	10.20	28,923	0.89†	0.89†	(0.63)†	—††

—	19.91	43.96	56,741	0.89†	0.89†	(0.03)†	39††
—	13.83	26.88	35,948	0.89	0.89	(0.30)	57
—	10.90	(35.46)	24,534	0.89	0.89	(0.04)	32
—	16.89	(9.97)	48,130	0.89	0.89	(0.44)	43
—	18.76	(10.92)	65,674	0.88	0.88	(0.57)	78
—	21.06	(15.76)	93,722	0.88†	0.88†	(0.88)†	12††

—	19.12	18.24	63,112	0.69†	0.69†	1.17†	49††
(0.04)	16.17	50.40	46,082	0.69	0.69	0.10	86
(0.09)	10.78	(18.29)	5,391	0.69	0.69	0.02	55
(0.02)	13.30	(4.37)	7,315	0.69	0.69	0.42	126
—	13.93	(44.28)	5,570	0.68†	0.68†	0.09†	60††

—	25.38	20.68	6,979	0.79†	0.79†	2.22†	13††
(1.67)	21.03	8.05	7,360	0.79	0.79	2.35	10
(1.56)	21.16	(33.81)	11,640	0.79	0.79	2.09	—
—	34.02	18.08	31,472	0.79	0.79	(0.49)	—
—	28.81	15.24	28,810	0.87†	0.87†	(0.87)†	—††

(3)	The Fund’s inception date was on December 1, 2020.
(4)	The Fund’s inception date was on January 26, 2021.
(5)	The Fund’s inception date was on June 8, 2021.
(6)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(7)	All per share amounts and net asset values have been adjusted as a result of a 3 to 1 forward stock split on December 10, 2021.
(8)	The Fund’s inception date was on October 4, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2025 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year/Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares California Carbon Allowance Strategy ETF(1)
2025***	16.72	0.22	0.17	0.39	—	—	—
2025	28.63	0.82	(6.73)	(5.91)	(6.00)	—	—
2024	23.95	1.00	4.62	5.62	(0.94)	—	—
2023	25.77	0.26	(2.02)	(1.76)	(0.06)	—	—
2022(2)	25.00	(0.11)	0.88	0.77	—	—	—
KraneShares KWEB Covered Call Strategy ETF
2025***(3)	32.85	(0.03)	3.96	3.93	(3.88)	—	—
2025(3)(4)	43.62	0.99	2.44	3.43	(5.54)	—	(8.66)
2024(4)	63.78	1.14	5.52	6.66	(14.76)	—	(12.06)
2023(4)(5)	75.00	(0.03)	(2.73)	(2.76)	(6.27)	—	(2.19)
KraneShares Global Luxury Index ETF
2025***	22.97	0.19	2.64	2.83	—	—	—
2025	26.73	0.21	(3.79)	(3.58)	(0.13)	(0.05)	—
2024(6)	25.00	0.07	1.70	1.77	(0.04)	—	—
KraneShares Hedgeye Hedged Equity Index ETF
2025***	25.40	0.09	2.83	2.92	—	—	—
2025(7)	25.00	0.11	0.62	0.73	(0.05)	(0.28)	—
KraneShares Artificial Intelligence and Technology ETF
2025***	24.60	(0.11)	12.13	12.02	—	—	—
2025(8)	25.00	(0.13)	(0.16)	(0.29)	—	(0.11)	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2025.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	The Fund’s inception date was on October 4, 2021.
(3)	Effective January 27, 2025, the KraneShares China Internet and Covered Call Strategy ETF was renamed the KraneShares KWEB Covered Call Strategy ETF.
(4)	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on January 1, 2025 (See Note 9 in the Notes to Financial Statements).
(5)	The Fund’s inception date was on January 11, 2023.
(6)	The Fund’s inception date was on September 6, 2023.
(7)	The Fund’s inception date was on July 15, 2024.
(8)	The Fund’s inception date was on July 17, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year/Period ($)	Total Return (%)**	Net Assets, End of Year/Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

—	17.11	2.33	141,999	0.79†	0.79†	2.80†	9††
(6.00)	16.72	(24.92)	109,082	0.79	0.79	3.71	74
(0.94)	28.63	23.47	261,265	0.79	0.79	3.57	—
(0.06)	23.95	(6.83)	229,310	0.79	0.79	1.11	—
—	25.77	3.08	139,149	0.91†	0.91†	(0.91)†	—††

(3.88)	32.90	13.03	119,542	0.26†‡	0.26†‡	(0.22)†	365††
(14.20)	32.85	10.51	104,569	0.26‡	0.26‡	2.65	424
(26.82)	43.62	14.27	163,601	0.26‡	0.26‡	2.30	347
(8.46)	63.78	(3.56)	5,314	0.26†‡	0.26†‡	(0.14)†	—††

—	25.80	12.32	1,935	0.69†	0.69†	1.61†	18††
(0.18)	22.97	(13.44)	2,871	0.69	0.69	0.88	55
(0.04)	26.73	7.08	2,673	0.69†	0.69†	0.53†	14††

—	28.32	11.50	35,394	0.69†	0.79†	0.66†	13††
(0.33)	25.40	2.91	13,968	0.69†	0.79†	0.62†	2††

—	36.62	48.86	89,720	1.00†	1.00†	(0.70)†	23††
(0.11)	24.60	(1.24)	22,141	0.99†	0.99†	(0.64)†	49††

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2025 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Sustainable Ultra Short Duration Index ETF
2025***	25.05	0.54	0.02	0.56	(0.52)	—	—
2025(1)	25.00	0.83	0.02	0.85	(0.80)	—	—
KraneShares China Alpha Index ETF
2025***	27.15	0.51	9.82	10.33	—	—	—
2025(2)	25.00	0.19	2.55	2.74	(0.19)	(0.40)	—
KraneShares Man Buyout Beta Index ETF
2025***	22.70	(0.01)	4.10	4.09	—	—	—
2025(3)	25.00	—	(2.29)	(2.29)	—	(0.01)	—
KraneShares Global Humanoid and Embodied Intelligence Index ETF
2025***(4)	25.00	(0.01)	6.97	6.96	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2025.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 3 in the Notes to Financial Statements).
(1)	The Fund’s inception date was on July 25, 2024.
(2)	The Fund’s inception date was on August 27, 2024.
(3)	The Fund’s inception date was on October 7, 2024.
(4)	The Fund’s inception date was on June 4, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(0.52)	25.09	2.26	227,091	0.20†	0.30†	4.29†	—††
(0.80)	25.05	3.43	210,407	0.20†	0.30†	4.82†	—††

—	37.48	38.05	11,245	0.79†	0.79†	3.34†	62††
(0.59)	27.15	11.02	10,859	0.79†	0.79†	1.17†	149††

—	26.79	18.02	12,054	0.89†	0.89†	(0.08)†	35††
(0.01)	22.70	(9.16)	10,217	0.89†	0.89†	0.01†	27††

—	31.96	27.84	74,304	0.68†	0.78†	(0.10)†	23††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2025, the Trust had 31 operational series. The financial statements herein and the related notes pertain to the following 24 series: KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Income USD Bond ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares Global Carbon Strategy ETF, KraneShares Value Line® Dynamic Dividend Equity Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares SSE STAR Market 50 Index ETF, KraneShares Hang Seng TECH Index ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares KWEB Covered Call Strategy ETF, KraneShares Global Luxury Index ETF, KraneShares Hedgeye Hedged Equity Index ETF, KraneShares Artificial Intelligence and Technology ETF, KraneShares Sustainable Ultra Short Duration Index ETF, KraneShares China Alpha Index ETF, KraneShares Man Buyout Beta Index ETF and KraneShares Global Humanoid and Embodied Intelligence Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF and KraneShares Value Line® Dynamic Dividend Equity Index ETF are diversified Funds. All other Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2025, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA Global Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon Strategy ETF, KFA MLM Index Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares California Carbon Allowance Strategy ETF (each, a “Subsidiary”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Shares of all Funds except KraneShares Artificial Intelligence and Technology ETF are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Shares of KraneShares Artificial Intelligence and Technology ETF and KraneShares Global Humanoid and Embodied Intelligence Index ETF are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ” and together with NYSE, each an “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At September 30, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

The investment objective of each of the following Funds is to seek to provide a total return or investments results that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares Bosera MSCI China A 50 Connect Index ETF	MSCI China A 50 Connect Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Markets Consumer Technology Index
KraneShares MSCI China Clean Technology Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Bloomberg Electric Vehicles Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets ex China Index
KraneShares Global Carbon Strategy ETF	S&P Global Carbon Credit Index
KraneShares Value Line® Dynamic Dividend Equity Index ETF	Value Line® Dynamic Dividend Equity Index
KraneShares Mount Lucas Managed Futures Index Strategy ETF	KFA MLM Index
KraneShares SSE STAR Market 50 Index ETF	SSE Science and Technology Innovation Board 50 Index

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Fund	Index
KraneShares Hang Seng TECH Index ETF	Hang Seng TECH Index
KraneShares European Carbon Allowance Strategy ETF	S&P Carbon Credit EUA Index
KraneShares California Carbon Allowance Strategy ETF	S&P Carbon Credit CCA Index
KraneShares Global Luxury Index ETF	Solactive Global Luxury Select Index
KraneShares Hedgeye Hedged Equity Index ETF	Hedgeye Hedged Equity Index
KraneShares Sustainable Ultra Short Duration Index ETF	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index
KraneShares China Alpha Index ETF	Qi China Alpha Index
KraneShares Man Buyout Beta Index ETF	Man Buyout Beta Index
KraneShares Global Humanoid and Embodied Intelligence Index ETF	MerQube Global Humanoid and Embodied Intelligence Index

KraneShares Asia Pacific High Income USD Bond ETF seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (the “Benchmark Index”) over a complete market cycle. KraneShares Asia Pacific High Income USD Bond ETF is actively managed and does not track an index.

KraneShares KWEB Covered Call Strategy ETF seeks to provide current income. KraneShares KWEB Covered Call Strategy ETF intends to invest in KraneShares CSI China Internet ETF (“Underlying Fund”), which is an exchange-traded fund advised by Krane that seeks to track its Underlying Index, and to write (sell) covered call options on the Underlying Fund. KraneShares KWEB Covered Call Strategy ETF intends to write covered call options on the Underlying Fund on the full amount of its investment in the Underlying Fund. KraneShares KWEB Covered Call Strategy ETF is actively managed and does not track an index.

KraneShares Artificial Intelligence and Technology ETF seeks growth of capital. With respect to its investments in instruments in the Solactive Etna Artificial General Intelligence Index (“Underlying Index”), KraneShares Artificial Intelligence and Technology ETF seeks to provide investment results that, before fees and expenses, track the performance of its Underlying Index. KraneShares Artificial Intelligence and Technology ETF also may invest in the securities of private companies with exposure to artificial intelligence businesses, which are not securities included in its Underlying Index. KraneShares Artificial Intelligence and Technology ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are listed. The daily settlement prices for centrally cleared swaps are provided by an Independent Pricing Agent. Swaps which are not centrally cleared are priced based on valuations provided by an Independent Pricing Agent.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks (the “equity leg” of the swap) in return for interest payment(s) calculated based on the notional amount of the swap (the “financing leg” of the swap). Each leg of the swap is valued separately, and the net amount of the two legs is included in the Fund’s net asset value.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The value of the equity leg of the swap is provided by an Independent Pricing Agent based on the value of the financial instrument underlying the swap. The value of the financing leg of the swap is systematically calculated by the Fund’s accounting agent based on the details of the swap.

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) Option contracts are normally valued using a fair value determined model-based price provided by a third-party pricing vendor. However, any day when the Administrator has not received price from third-party pricing vendor by 6:00 p.m. EST, an ad hoc meeting of the Fair Value Pricing Committee will convene to determine the fair valuation. If the committee cannot meet for the ad hoc meeting, the Administrator will fair value the FLEX Option to the price received from third-party vendor on the last business day and the ad hoc committee will be convened the next business day unless the price from third-party vendor becomes available.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent.

As of and during the period ended September 30, 2025, the Funds did not hold swaps. Securities issued by a wholly owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its Underlying Index, if any. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

With respect to the securities of private companies, the Administrator will obtain the price of private company securities from the Valuation Designee, who will determine their fair value using various inputs, including observable data such as cost basis, primary financing rounds, tender offers, and secondary market activity. The Valuation Designee will also consider pricing from independent pricing experts1, comparables of public and private companies, and relevant market news. While primary financing rounds, tender offers, and cost basis are expected to be the main drivers of fair value, all factors will be considered. A daily dashboard will be stored to record data being considered. In addition to conducting a pricing and trend analysis on the data received from the independent pricing experts, the Valuation Designee will take business cycle, market depth, transaction size and other relevant factors into consideration when reviewing observable data and will periodically assess the pricing methodology used by the independent pricing experts.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

[1]	It is currently expected that the Valuation Designee will get pricing from two independent pricing agents.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of September 30, 2025. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

KraneShares Artificial Intelligence and Technology ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 9/30/25	Valuation Technique(s)	Unobservable Input	Discount Percentage
Preferred Stock	$2,975,660	As of 9/30, Valued at 166.90 based on Fair Valuation Methodology	Private Company Valuation	0.0%
Preferred Stock	$1,500,020	As of 9/30, valued at 36.56 which was cost basis/Tender Offer Price	Private Company Valuation	0.0%

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2025, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations/Consolidated Statements of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations/Consolidated Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year are

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

As of September 30, 2025, the KraneShares Asia Pacific High Income USD Bond ETF had open forward foreign currency contracts. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency as of September 30, 2025.

For the period ended September 30, 2025, the average monthly notional amount of forward foreign currency contracts were as follows:

KraneShares Asia Pacific High Income USD Bond ETF
Average Monthly Notional Value Short	$112,686

FUTURES — The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF will each utilize its respective Subsidiary for purposes of investing in commodity futures that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

As of September 30, 2025, the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF had open futures contracts. Refer to each Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2025.

For the period ended September 30, 2025, the average monthly notional amount of futures contracts were as follows:

KraneShares Global Carbon Strategy ETF
Average Monthly Notional Value Long	$203,122,201
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Average Monthly Notional Value Long	$198,546,942
Average Monthly Notional Value Short	$288,012,474
KraneShares European Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$9,905,989
KraneShares California Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$113,761,475

OPTIONS — The KraneShares KWEB Covered Call Strategy ETF writes (sells) at the money FLexible EXchange® call options (“FLEX options”) on the KraneShares CSI China Internet ETF (“Underlying Fund”). The KraneShares KWEB Covered Call Strategy ETF will cover such options by holding the Underlying Fund. FLEX options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Each FLEX option written by KraneShares KWEB Covered Call Strategy ETF will generally (i) have an expiration date greater than 30 days; (ii) have an exercise price generally at the prevailing market price of the Underlying Fund; and (iii)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

be traded on a national securities exchange. The KraneShares KWEB Covered Call Strategy ETF will attempt to hold each FLEX option written until expiration. However, if there are redemptions in the KraneShares KWEB Covered Call Strategy ETF it may not be able to hold such options until expiration. In addition, each FLEX option written generally will only be subject to exercise on its expiration date.

KraneShares Hedgeye Hedged Equity Index ETF utilizes both European-style exchange-traded options on the S&P 500 Index and FLEX options on an ETF that seeks to track the S&P 500 Index or a similar large cap securities index. European-style options are option contracts, which are exercisable at the strike price only on the expiration date. The Fund’s current index is the Hedgeye Hedged Equity Index (the “Underlying Index”), which uses Hedgeye Risk Management, LLC’s Risk Range™ signals to determine whether to buy and/or sell such put and call options, and at what strike prices. The Fund may weight the put and call options differently than the Underlying Index and may buy and sell put and call options on different dates than the Underlying Index.

As of September 30, 2025, the KraneShares KWEB Covered Call Strategy ETF and KraneShares Hedgeye Hedged Equity Index ETF had open written option positions. As of September 30, 2025, the KraneShares Hedgeye Hedged Equity Index ETF had open purchased option positions. Refer to the Schedule of Investments for details regarding open options as of September 30, 2025. All options held during the year were equity options.

For the period ended September 30, 2025, the average monthly notional amount of written option contracts were as follows:

KraneShares KWEB Covered Call Strategy ETF
Average Monthly Notional Value	$4,331,598
KraneShares Hedgeye Hedged Equity Index ETF
Average Monthly Notional Value	$360,660

For the period ended September 30, 2025, the average monthly notional amount of purchased option contracts were as follows:

KraneShares Hedgeye Hedged Equity Index ETF
Average Monthly Notional Value	$190,003

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares Asia Pacific High Income USD Bond ETF, KraneShares Global Carbon Strategy ETF, KraneShares Value Line® Dynamic Dividend Equity Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares KWEB Covered Call Strategy ETF and KraneShares Sustainable Ultra Short Duration Index ETF, intends to pay out dividends, if any, at least annually; the KraneShares Asia Pacific High Income USD Bond ETF, KraneShares KWEB Covered Call Strategy ETF and KraneShares Sustainable Ultra Short Duration Index ETF intend to pay out net investment income, if any, at least monthly. The KraneShares Value Line® Dynamic Dividend Equity Index ETF typically distributes any net investment income quarterly. The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF may pay out net investment income, if any, at least semi-annually in June and December, but may pay such income as frequently as quarterly. The Funds pay out to their shareholders net realized capital gains, if any, once a year (usually in December). Each Fund may make distributions on a more frequent basis. Each Fund reserves the right to declare special distributions, including if, in its

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, or to avoid imposition of income or excise taxes on undistributed income.

Effective January 1, 2025, KraneShares KWEB Covered Call Strategy ETF currently intends to distribute on a monthly basis its option premium income so that the Fund’s monthly distribution percentage does not exceed 2% of net asset value. The Fund’s distribution in December may exceed this amount in order for the Fund to continue to qualify as a regulated investment company.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges, if applicable, are included in “Interest Expense” on the Statements of Operations/Consolidated Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the securities lending agent or rebated to borrowers) (see Note 4).

As of September 30, 2025, the Funds do not have any portfolio securities on loan.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large specified number of Shares (each called a “Creation Unit” consisting of 25,000 Shares, 50,000 Shares, 100,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables are exposure by type of risk on derivatives held throughout the year.

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value
KraneShares Asia Pacific High Income USD Bond ETF
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$1,030		Unrealized loss on forward foreign currency contracts	$—
Total Derivatives not accounted for as hedging instruments		$1,030			$—

KraneShares Global Carbon Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$4,196,949	*	Unrealized depreciation on futures contracts	$4,170,089	*
Total Derivatives not accounted for as hedging instruments		$4,196,949			$4,170,089

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Foreign exchange contracts	Unrealized appreciation on futures contracts	$258,505	*	Unrealized depreciation on futures contracts	$256,091	*
Interest rate contracts	Unrealized appreciation on futures contracts	445,297	*	Unrealized depreciation on futures contracts	278,323	*
Commodity contracts	Unrealized appreciation on futures contracts	4,850,922	*	Unrealized depreciation on futures contracts	1,105,751	*
Total Derivatives not accounted for as hedging instruments		$5,554,724			$1,640,165

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statements of Assets and Liabilities Location	Fair Value
KraneShares European Carbon Allowance Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$446,263	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$446,263			$—

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$12,070,089	*
Total Derivatives not accounted for as hedging instruments		$—			$12,070,089

KraneShares KWEB Covered Call Strategy ETF
Equity contracts	Investments, at value**	$—		Options and Swaptions written, at value	$7,746,596
Total Derivatives not accounted for as hedging instruments		$—			$7,746,596

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	Investments, at value**	$238,410		Options and Swaptions written, at value	$554,006
Total Derivatives not accounted for as hedging instruments		$238,410			$554,006

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
**	Purchased options and/or swaptions only.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

Change in realized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts
KraneShares Asia Pacific High Income USD Bond ETF
Foreign exchange contracts	$—	$—	$—	$(11)
Total	$—	$—	$—	$(11)

KraneShares Global Carbon Strategy ETF
Foreign exchange contracts	$—	$—	$5,033,722	$—
Commodity contracts	—	—	2,811,055	—
Total	$—	$—	$7,844,777	$—

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	$—	$—	$(885,511)	$—
Foreign exchange contracts	—	—	(3,934,132)	—
Commodity contracts	—	—	993,960	—
Total	$—	$—	$(3,825,683)	$—

KraneShares European Carbon Allowance Strategy ETF
Commodity contracts	$—	$—	$275,365	$—
Total	$—	$—	$275,365	$—

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	$—	$—	$(1,175,511)	$—
Total	$—	$—	$(1,175,511)	$—

KraneShares KWEB Covered Call Strategy ETF
Equity contracts	$—	$7,611,032	$—	$—
Total	$—	$7,611,032	$—	$—

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	$501,502	$(1,539,828)	$—	$—
Total	$501,502	$(1,539,828)	$—	$—

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts
KraneShares Asia Pacific High Income USD Bond ETF
Foreign exchange contracts	$—	$—	$—	$1,030
Total	$—	$—	$—	$1,030

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts
KraneShares Global Carbon Strategy ETF
Commodity contracts	$—	$—	$10,088,632	$—
Total	$—	$—	$10,088,632	$—

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Interest rate contracts	$—	$—	$(1,672,539)	$—
Foreign exchange contracts	—	—	(604,899)	—
Commodity contracts	—	—	(486,509)	—
Total	$—	$—	$(2,763,947)	$—

KraneShares European Carbon Allowance Strategy ETF
Commodity contracts	$—	$—	$779,918	$—
Total	$—	$—	$779,918	$—

KraneShares California Carbon Allowance Strategy ETF
Commodity contracts	$—	$—	$5,128,687	$—
Total	$—	$—	$5,128,687	$—

KraneShares KWEB Covered Call Strategy ETF
Equity contracts	$—	$(5,837,439)	$—	$—
Total	$—	$(5,837,439)	$—	$—

KraneShares Hedgeye Hedged Equity Index ETF
Equity contracts	$(399,361)	$(54,316)	$—	$—
Total	$(399,361)	$(54,316)	$—	$—

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations/Consolidated Statements of Operations as “Security Lending Fees”.

Management Fee
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.78%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Clean Technology Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
KraneShares Asia Pacific High Income USD Bond ETF	0.68%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%
KraneShares Global Carbon Strategy ETF	0.78%
KraneShares Value Line® Dynamic Dividend Equity Index ETF	0.55%
KraneShares Mount Lucas Managed Futures Index Strategy ETF	0.89%
KraneShares SSE STAR Market 50 Index ETF	0.88%
KraneShares Hang Seng TECH Index ETF	0.68%
KraneShares European Carbon Allowance Strategy ETF	0.78%
KraneShares California Carbon Allowance Strategy ETF	0.78%
KraneShares KWEB Covered Call Strategy ETF	0.25%
KraneShares Global Luxury Index ETF	0.68%
KraneShares Hedgeye Hedged Equity Index ETF	0.78%
KraneShares Artificial Intelligence and Technology ETF	0.99%

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Management Fee
KraneShares Sustainable Ultra Short Duration Index ETF	0.29%
KraneShares China Alpha Index ETF	0.78%
KraneShares Man Buyout Beta Index ETF	0.88%
KraneShares Global Humanoid and Embodied Intelligence Index ETF	0.78%

The Adviser bears all of its own costs associated with providing these advisory services.

Pursuant to the terms of Fee Waiver Agreements, Krane has contractually agreed to waive its management fee for the below listed Funds by the following amounts of the Fund’s average daily net assets until August 1, 2026. The Fee Waiver Agreements may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreements will terminate if the Agreement for a Fund is terminated.

Fee Waiver Fee
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.23%
KraneShares Emerging Markets Consumer Technology Index ETF	0.30%
KraneShares MSCI All China Health Care Index ETF	0.14%
KraneShares MSCI Emerging Markets ex China Index ETF	0.35%
KraneShares Hedgeye Hedged Equity Index ETF	0.10%*
KraneShares Sustainable Ultra Short Duration Index ETF	0.10%
KraneShares Global Humanoid and Embodied Intelligence Index ETF	0.10%

*	The fee waiver was terminated effective August 1, 2025.

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A 50 Connect Index ETF and KraneShares SSE STAR Market 50 Index ETF and is responsible for the day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. As of January 1, 2024, Krane pays Bosera fifteen (15%) percent of the net revenue received by Krane from KraneShares Bosera MSCI China A 50 Connect Index ETF under the Investment Advisory Agreement. Prior to that date, Krane paid Bosera fifty (50%) percent of the net revenue received by Krane from the Fund. For the services Bosera provides to KraneShares SSE STAR Market 50 Index ETF, the Adviser pays Bosera a twelve basis points (0.12%) sub-advisory fee based upon the monthly average assets under management of KraneShares SSE STAR Market 50 Index ETF.

Amova Asset Management Americas, Inc. (“Amova”) serves as the investment sub-adviser to KraneShares Asia Pacific High Income USD Bond ETF. Amova is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. Amova delegates to its affiliate Amova Asset Management Asia, Ltd. (“Amova Asia”), a registered investment adviser with the SEC, certain of its responsibilities for the management of the Fund. Krane has entered into a Sub-Advisory Agreement with Amova pursuant to which Krane has agreed to pay Amova 36.77% of the sum of: (i) the total gross advisory fee due to the Adviser from the Fund under the terms of the Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

Climate Finance Partners LLC (“CFP”) serves as the Sub-Adviser of the KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF. CFP provides non-discretionary sub-advisory services to the Funds,

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

which includes advice, research and subject matter expertise related to the Funds’ investments and the monitoring of such investments. For the services CFP provides to KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF, the Adviser pays CFP a fee equal to 32% of the Net Revenue received by Krane from each Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

Mount Lucas Index Advisers LLC (“MLIA”) serves as the Sub-Adviser of the KraneShares Mount Lucas Managed Futures Index Strategy ETF. For the services MLIA provides to the Fund, the Adviser pays MLIA a fee equal to 32% of the total gross advisory paid to Krane by the Fund under the terms of the Advisory Agreement minus any applicable fee waivers entered into between the Fund and Krane.

Etna Capital Management Company Ltd. (“Etna”) serves as the Sub-Adviser of the KraneShares Artificial Intelligence and Technology ETF. Etna is responsible for the selection of the Fund’s private securities, subject to the supervision of Krane and the Board of Trustees. For the services it will provide, Krane will pay Etna a fee equal to 30% of the total gross advisory fee paid to Krane by the Fund under the terms of the Investment Advisory Agreement.

Numeric Investors LLC (“Numeric” or “Sub-Adviser”), serves as the index provider and investment sub-adviser of the KraneShares Man Buyout Beta Index ETF and selects investments for the Underlying Index using a systematic process as defined in the index methodology. Krane retains sole responsibility for submitting investment orders and executing trades on behalf of the Fund. Krane will pay Numeric forty-five (45%) percent of the Net Revenue received by Krane from the Fund on the first $1 billion in Assets and fifty (50%) percent on any amounts thereafter. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Sub-Advisory Agreement – (minus) gross fund-related expenses (including any waiver by Krane of its compensation under the Investment Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2025, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

5. BASIS FOR CONSOLIDATION FOR THE KRANESHARES GLOBAL CARBON STRATEGY ETF, KRANESHARES MOUNT LUCAS MANAGED FUTURES INDEX STRATEGY ETF, KRANESHARES EUROPEAN CARBON ALLOWANCE STRATEGY ETF AND KRANESHARES CALIFORNIA CARBON ALLOWANCE STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF include the accounts of each Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of March 31 for financial statements consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Code. The Subsidiaries’ taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The KraneShares Global Carbon Strategy ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF investment in each of their respective Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

A summary of the investments in each Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2025	% of Total Net Assets at September 30, 2025
KFA Global Carbon Subsidiary, Ltd.	July 29, 2020	$26,686,087	16.25%
KraneShares MLM Index Subsidiary, Ltd.	December 1, 2020	$31,720,008	17.29%
KraneShares European Carbon, Subsidiary Ltd.	October 4, 2021	$1,411,836	20.23%
KraneShares California Carbon, Subsidiary Ltd.	October 4, 2021	$27,700,297	19.51%

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, the following Funds had purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities transactions:

	Purchases	Sales and Maturities
KraneShares CSI China Internet ETF	$2,001,070,822	$1,662,125,997
KraneShares Bosera MSCI China A 50 Connect Index ETF	63,816,838	40,912,998
KraneShares MSCI One Belt One Road Index ETF	672,409	605,606
KraneShares Emerging Markets Consumer Technology Index ETF	11,685,232	8,017,915
KraneShares MSCI China Clean Technology Index ETF	13,681,013	8,268,839
KraneShares Electric Vehicles and Future Mobility Index ETF	24,253,269	31,074,449
KraneShares MSCI All China Health Care Index ETF	46,308,092	50,179,900

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Purchases	Sales and Maturities
KraneShares Asia Pacific High Income USD Bond ETF	$21,534,323	$20,352,952
KraneShares MSCI Emerging Markets ex China Index ETF	6,332,917	14,613,384
KraneShares Global Carbon Strategy ETF	58,687,186	27,738,748
KraneShares Value Line® Dynamic Dividend Equity Index ETF	14,218,262	14,163,341
KraneShares SSE STAR Market 50 Index ETF	22,090,562	14,292,953
KraneShares Hang Seng TECH Index ETF	31,006,504	22,209,979
KraneShares European Carbon Allowance Strategy ETF	503,200	1,065,870
KraneShares California Carbon Allowance Strategy ETF	33,713,550	11,240,526
KraneShares KWEB Covered Call Strategy ETF	370,595,233	360,588,678
KraneShares Global Luxury Index ETF	411,559	456,045
KraneShares Hedgeye Hedged Equity Index ETF	2,770,418	3,050,720
KraneShares Artificial Intelligence and Technology ETF	12,195,906	10,007,348
KraneShares China Alpha Index ETF	6,836,700	9,817,534
KraneShares Man Buyout Beta Index ETF	3,928,267	3,937,175
KraneShares Global Humanoid and Embodied Intelligence Index ETF	37,978,681	9,679,087

For the period ended September 30, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
KraneShares CSI China Internet ETF	$572,557,550	$480,964,216	$46,064,176
KraneShares Emerging Markets Consumer Technology Index ETF	1,451,754	269,621	77,919
KraneShares MSCI China Clean Technology Index ETF	103,906	22,845	5,503
KraneShares Electric Vehicles and Future Mobility Index ETF	6,212,909	9,552,937	1,859,903
KraneShares MSCI All China Health Care Index ETF	295,343	362,421	11,123
KraneShares MSCI Emerging Markets ex China Index ETF	—	2,517,930	485,854
KraneShares Value Line® Dynamic Dividend Equity Index ETF	18,813,555	16,529,947	232,146
KraneShares KWEB Covered Call Strategy ETF	23,578,277	8,095,092	1,430,144
KraneShares Global Luxury Index ETF	—	1,142,205	(23,192)
KraneShares Hedgeye Hedged Equity Index ETF	24,924,746	6,567,276	975,838
KraneShares Artificial Intelligence and Technology ETF	61,405,689	11,244,810	2,813,281
KraneShares Sustainable Ultra Short Duration Index ETF	76,031,277	—	—
KraneShares Global Humanoid and Embodied Intelligence Index ETF	36,385,350	—	—

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended March 31, 2025 and March 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares CSI China Internet ETF
2025	$191,767,210	$—	$—	$191,767,210
2024	94,044,849	—	—	94,044,849
KraneShares Bosera MSCI China A 50 Connect Index ETF
2025	$4,042,367	$—	$—	$4,042,367
2024	6,619,090	—	—	6,619,090
KraneShares MSCI One Belt One Road Index ETF
2025	$122,602	$—	$—	$122,602
2024	137,606	—	—	137,606
KraneShares Emerging Markets Consumer Technology Index ETF
2025	$109,397	$—	$—	$109,397
2024	27,452	—	—	27,452
KraneShares MSCI China Clean Technology Index ETF
2025	$716,873	$—	$—	$716,873
2024	496,202	—	—	496,202
KraneShares Electric Vehicles and Future Mobility Index ETF
2025	$530,712	$—	$—	$530,712
2024	1,252,258	—	—	1,252,258
KraneShares MSCI All China Health Care Index ETF
2025	$477,397	$—	$—	$477,397
2024	383,670	—	—	383,670
KraneShares Asia Pacific High Income USD Bond ETF
2025	$1,826,852	$—	$—	$1,826,852
2024	2,334,194	—	—	2,334,194
KraneShares MSCI Emerging Markets ex China Index ETF
2025	$2,347,147	$—	$—	$2,347,147
2024	910,616	—	—	910,616
KraneShares Global Carbon Strategy ETF
2025	$14,365,041	$—	$—	$14,365,041
2024	37,810,059	—	—	37,810,059

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2025	$1,896,053	$681,551	$—	$2,577,604
2024	868,772	308,656	—	1,177,428
KraneShares Mount Lucas Managed Futures Index Strategy ETF
2025	$2,749,827	$—	$—	$2,749,827
2024	—	—	—	—
KraneShares SSE STAR Market 50 Index ETF
2025	$—	$—	$—	$—
2024	—	—	—	—
KraneShares Hang Seng TECH Index ETF
2025	$32,395	$—	$—	$32,395
2024	46,489	—	—	46,489
KraneShares European Carbon Allowance Strategy ETF
2025	$669,523	$—	$—	$669,523
2024	1,055,315	—	—	1,055,315
KraneShares California Carbon Allowance Strategy ETF
2025	$49,060,171	$—	$—	$49,060,171
2024	8,439,069	—	—	8,439,069
KraneShares KWEB Covered Call Strategy ETF
2025	$22,213,508	$—	$34,762,537	$56,976,045
2024	24,792,799	—	20,258,230	45,051,029
KraneShares Global Luxury Index ETF
2025	$42,198	$6,106	$—	$48,304
2024	4,643	—	—	4,643
KraneShares Hedgeye Hedged Equity Index ETF
2025	$91,874	$8,761	$—	$100,635
KraneShares Artificial Intelligence and Technology ETF
2025	$29,447	$3,506	$—	$32,953
KraneShares Sustainable Ultra Short Duration Index ETF
2025	$7,438,872	$—	$—	$7,438,872
KraneShares China Alpha Index ETF
2025	$237,089	$—	$—	$237,089
KraneShares Man Buyout Beta Index ETF
2025	$4,815	$—	$—	$4,815

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

As of March 31, 2025, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF
Undistributed Ordinary Income	$274,757,276	$197,223	$3,144	$753,641
Capital Loss Carryforwards	(4,123,110,723)	(227,317,107)	(3,693,493)	(48,742,238)
Unrealized Depreciation on Investments and Foreign Currency	(989,559,358)	(18,348,270)	(867,400)	(2,803,925)
Other Temporary Differences	(5)	(12)	(1)	(2)
Total Distributable Loss	$(4,837,912,810)	$(245,468,166)	$(4,557,750)	$(50,792,524)

	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income USD Bond ETF
Undistributed Ordinary Income	$25,043	$—	$478,884	$39,983
Capital Loss Carryforwards	(90,614,366)	(118,300,055)	(77,073,987)	(10,848,135)
Qualified Late-Year Loss Deferrals	—	(35,778)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	4,563,730	(28,465,415)	(18,697,743)	82,884
Other Temporary Differences	3	(2)	(1)	86,248
Total Distributable Loss	$(86,025,590)	$(146,801,250)	$(95,292,847)	$(10,639,020)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares Global Carbon Strategy ETF	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Undistributed Ordinary Income	$391,687	$1,269,522	$177,833	$—
Undistributed Long-Term Capital Gain	—	—	724,114	—
Capital Loss Carryforwards	(2,307,310)	(2,671,014)	—	(53,479,709)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(7,901)	(87,140,393)	2,011,896	(23,349,891)
Other Temporary Differences	(1)	(2)	59	(169,374)
Total Distributable Earnings/(Loss)	$(1,923,525)	$(88,541,887)	$2,913,902	$(76,998,974)

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares European Carbon Allowance Strategy ETF	KraneShares California Carbon Allowance Strategy ETF
Undistributed Ordinary Income	$—	$337,647	$—	$855,229
Capital Loss Carryforwards	(33,293,827)	(2,852,858)	—	—
Post October Losses	—	—	(1,086)	(45,081)
Qualified Late-Year Loss Deferrals	(81,210)	—	—	—
Unrealized Depreciation on Investments and Foreign Currency	(2,870,862)	(1,455,005)	(9,036,174)	(81,727,166)
Other Temporary Differences	(9)	(5)	1	1
Total Distributable Loss	$(36,245,908)	$(3,970,221)	$(9,037,259)	$(80,917,017)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	KraneShares KWEB Covered Call Strategy ETF	KraneShares Global Luxury Index ETF	KraneShares Hedgeye Hedged Equity Index ETF	KraneShares Artificial Intelligence and Technology ETF
Undistributed Ordinary Income	$—	$—	$21,619	$156,774
Post October Losses	—	(446)	(187,250)	—
Qualified Late-Year Loss Deferrals	—	—	—	(31,022)
Unrealized Depreciation on Investments and Foreign Currency	(26,469,934)	(552,591)	—	(3,189,344)
Other Temporary Differences	—	(2)	—	(1)
Total Distributable Loss	$(26,469,934)	$(553,039)	$(165,631)	$(3,063,593)

	KraneShares Sustainable Ultra Short Duration Index ETF	KraneShares China Alpha Index ETF	KraneShares Man Buyout Beta Index ETF
Undistributed Ordinary Income	$99,678	$81,988	$1,548
Post October Losses	—	—	(120,917)
Qualified Late-Year Loss Deferrals	—	—	(1)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(50,195)	508,335	(1,008,958)
Other Temporary Differences	(1)	—	—
Total Distributable Earnings/(Loss)	$49,482	$590,323	$(1,128,328)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2025 through March 31, 2025 and November 1, 2024 through March 31, 2025, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, perpetual bond adjustments, PFIC mark to market and book adjustments not recognized for tax.

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
KraneShares CSI China Internet ETF	$748,413,164	$3,374,697,559	$4,123,110,723
KraneShares Bosera MSCI China A 50 Connect Index ETF	76,897,157	150,419,950	227,317,107
KraneShares MSCI One Belt One Road Index ETF	2,449,025	1,244,468	3,693,493
KraneShares Emerging Markets Consumer Technology Index ETF	21,422,828	27,319,410	48,742,238
KraneShares MSCI China Clean Technology Index ETF	3,342,359	87,272,007	90,614,366
KraneShares Electric Vehicles and Future Mobility Index ETF	32,538,587	85,761,468	118,300,055

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Short-Term Loss	Long-Term Loss	Total
KraneShares MSCI All China Health Care Index ETF	$4,920,386	$72,153,601	$77,073,987
KraneShares Asia Pacific High Income USD Bond ETF	8,959,239	1,888,896	10,848,135
KraneShares MSCI Emerging Markets ex China Index ETF	151,122	2,156,188	2,307,310
KraneShares Global Carbon Strategy ETF	1,090,225	1,580,789	2,671,014
KraneShares Mount Lucas Managed Futures Index Strategy ETF	20,554,471	32,925,238	53,479,709
KraneShares SSE STAR Market 50 Index ETF	8,676,743	24,617,084	33,293,827
KraneShares Hang Seng TECH Index ETF	2,145,573	707,285	2,852,858

During the year ended March 31, 2025, the following Funds utilized capital loss carryforwards, to offset capital gains:

Amount Utilized
KraneShares MSCI One Belt One Road Index ETF	$1,082
KraneShares Emerging Markets Consumer Technology Index ETF	927,602
KraneShares MSCI China Clean Technology Index ETF	157,997
KraneShares Asia Pacific High Income USD Bond ETF	2,280
KraneShares Hang Seng TECH Index ETF	231,094

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2025 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares CSI China Internet ETF	$7,867,961,107	$2,267,620,400	$(299,044,368)	$1,968,576,032
KraneShares Bosera MSCI China A 50 Connect Index ETF	210,610,315	50,476,074	(5,572,567)	44,903,507
KraneShares MSCI One Belt One Road Index ETF	4,083,499	810,244	(1,080,569)	(270,325)
KraneShares Emerging Markets Consumer Technology Index ETF	28,770,967	9,361,297	(3,804,322)	5,556,975
KraneShares MSCI China Clean Technology Index ETF	48,230,758	19,926,983	(1,536,320)	18,390,663
KraneShares Electric Vehicles and Future Mobility Index ETF	72,565,087	20,136,657	(13,483,878)	6,652,779
KraneShares MSCI All China Health Care Index ETF	87,091,108	25,173,150	(1,452,305)	23,720,845
KraneShares Asia Pacific High Income USD Bond ETF	23,193,848	634,994	(88,555)	546,439
KraneShares MSCI Emerging Markets ex China Index ETF	52,372,947	17,941,353	(4,468,302)	13,473,051
KraneShares Global Carbon Strategy ETF	154,761,327	—	(121,259)	(121,259)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$29,082,199	$3,314,331	$(728,978)	$2,585,353
KraneShares Mount Lucas Managed Futures Index Strategy ETF	104,687,030	1,414	(3,561)	(2,147)
KraneShares SSE STAR Market 50 Index ETF	45,131,070	12,000,790	(823,511)	11,177,279
KraneShares Hang Seng TECH Index ETF	49,481,519	11,298,464	(1,360,755)	9,937,709
KraneShares European Carbon Allowance Strategy ETF	4,836,775	—	(266,437)	(266,437)
KraneShares California Carbon Allowance Strategy ETF	114,112,307	—	(17,335,129)	(17,335,129)
KraneShares KWEB Covered Call Strategy ETF	105,710,531	21,300,296	—	21,300,296
KraneShares Global Luxury Index ETF	2,031,248	32,814	(543,738)	(510,924)
KraneShares Hedgeye Hedged Equity Index ETF	33,642,185	2,316,159	(148,069)	2,168,090
KraneShares Artificial Intelligence and Technology ETF	81,003,278	10,292,843	(1,952,310)	8,340,533
KraneShares Sustainable Ultra Short Duration Index ETF	223,988,573	190,546	(46,476)	144,070
KraneShares China Alpha Index ETF	8,930,728	2,471,815	(158,028)	2,313,787
KraneShares Man Buyout Beta Index ETF	10,923,637	1,691,382	(568,010)	1,123,372
KraneShares Global Humanoid and Embodied Intelligence Index ETF	65,313,852	9,619,908	(778,731)	8,841,177

For the KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF and the KraneShares MSCI Emerging Markets ex China Index ETF, the difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable. For the KraneShares Hedgeye Hedged Equity Index ETF, the difference in unrealized depreciation is attributable to straddles.

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty,

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions were extended to December 31, 2025.

In 2020, the PRC government eliminated QFII and RQFII quotas, meaning that entities registered with the appropriate Chinese regulator will no longer be subject to quotas when investing in PRC securities (but will remain subject to foreign shareholder limits), and merged the two programs into the Qualified Foreign Investor regime (“QFI”).

8. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

ARTIFICAL INTELLIGENCE AND TECHNOLOGY RISK — “AI and Technology” companies typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an AI and Technology company.

Certain AI and Technology companies may face special risks that their products or services may not prove to be commercially successful. Such companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain of such companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking errors for the Fund.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — Securities issued by entities with substantial operations or holdings in emerging market countries may involve additional risks and are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

foreign investments in emerging market countries than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FUTURES STRATEGY RISK — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, or changes in global trade relationships could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

OPERATIONAL AND CYBERSECURITY RISK — The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

OPTIONS RISK — The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by the time remaining until the expiration of the option contract, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option by its purchaser to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. Options are derivatives, which, as described above, can be illiquid and can imperfectly correlate with the reference asset(s).

PRIVATELY-ISSUED SECURITIES RISK — The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities are securities that have not been registered under the Securities Act and as a result are subject to

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

legal restrictions on resale. Privately-issued securities are not traded on established markets and may be less liquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund. In addition, transaction costs may be higher for privately-issued securities than for more liquid securities. The Fund may have to bear the expense of registering privately-issued securities for resale and the risk of substantial delays in effecting the registration.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of KraneShares KWEB Covered Call Strategy ETF (the “Reverse Split”). The Reverse Share Split was completed after the close of business on December 31, 2024. The effect of this transaction for the Fund was to reduce the number of outstanding Shares of the Fund by one-third, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period ended, have been given retroactive effect to reflect the reverse share split. There were no changes in net assets, results of operation or total return as a result of this transaction.

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Krane Funds Advisors, LLC acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (concluded)

segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations/Consolidated Statements of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

12. SUBSEQUENT EVENTS

Effective November 3, 2025, the KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF investment objectives, principal derivatives risk and principal tax risk changed.

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration is shown on the Statements of Operations/Consolidated Statements of Operations of the financial statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on May 20-21, 2025, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “KFA Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust (collectively, the “Funds”):

○	KraneShares Value Line® Dynamic Dividend Equity Index ETF (“KVLE”);

○	KraneShares Artificial Intelligence and Technology ETF (“AGIX”);

○	KraneShares Asia Pacific High Income USD Bond ETF (“KHYB”);

○	KraneShares Bosera MSCI China A 50 Connect Index ETF (“KBA”);

○	KraneShares California Carbon Allowance Strategy ETF (“KCCA”);

○	KraneShares China Alpha Index ETF (“KCAI”);

○	KraneShares CSI China Internet ETF (“KWEB”);

○	KraneShares Electric Vehicles and Future Mobility Index ETF (“KARS”);

○	KraneShares Emerging Markets Consumer Technology Index ETF (“KEMQ”);

○	KraneShares European Carbon Allowance Strategy ETF (“KEUA”);

○	KraneShares Global Carbon Strategy ETF (“KRBN”);

○	KraneShares Global Humanoid and Embodied Intelligence Index ETF (“KOID”);

○	KraneShares Global Luxury Index ETF (“KLXY”);

○	KraneShares Hang Seng TECH Index ETF (“KTEC”);

○	KraneShares Hedgeye Hedged Equity Index ETF (“KSPY”);

○	KraneShares KWEB Covered Call Strategy ETF (“KLIP”);

○	KraneShares Mount Lucas Managed Futures Index Strategy ETF (“KMLM”);

○	KraneShares MSCI All China Health Care Index ETF (“KURE”);

Other Information (Form N-CSRS Items 8-11) (Unaudited) (continued)

○	KraneShares MSCI China Clean Technology Index ETF (“KGRN”);

○	KraneShares MSCI Emerging Markets ex China Index ETF (“KEMX”);

○	KraneShares MSCI One Belt One Road Index ETF (“OBOR”);

○	KraneShares SSE STAR Market 50 Index ETF (“KSTR”); and

○	KraneShares Sustainable Ultra Short Duration Index ETF (“KCSH”).

●	the existing sub-advisory agreement (the “Bosera Agreement”) between Bosera Asset Management (International) Co., Ltd. (“Bosera”) and Krane, on behalf of KBA and KSTR;

●	the existing sub-advisory agreement (the “CFP Agreement”) between Climate Finance Partners LLC (“CFP”) and Krane, on behalf of each of KRBN, KCCA, and KEUA;

●	the existing sub-advisory agreement (the “Etna Agreement”) between Etna Capital Management Company Ltd. (“Etna”) and Krane on behalf of AGIX;

●	the existing sub-advisory agreement (the “Mount Lucas Agreement”) between Mount Lucas Index Advisers LLC (“Mount Lucas”) and Krane on behalf of KMLM; and

●	the existing sub-advisory agreement (the “Amova Agreement”) between Amova Asset Management Americas, Inc. (“Amova”) and Krane on behalf of KHYB.

Bosera, CFP, Etna, Mount Lucas, and Amova are referred to collectively herein as the “Sub-Advisers.” The Bosera Agreement, the CFP Agreement, the Etna Agreement, the Mount Lucas Agreement, and the Amova Agreement are referred to collectively herein as the “Sub-Advisory Agreements,” and the Sub-Advisory Agreements and the Advisory Agreements are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 20, 2025, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the KFA Agreement with respect to each Fund. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and (as applicable) the relevant Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and, if applicable, by its respective Sub-Adviser; (2) the compensation paid under the KFA Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the KFA Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationship with the Funds.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (continued)

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 20, 2025 executive session of the Independent Trustees and the May 20-21, 2025 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and (as applicable) the relevant Sub-Adviser under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the KFA Agreement, including its obligation to oversee the services provided by the Sub-Advisers. The Board also discussed the nature, quality and extent of services provided by Bosera under the Bosera Agreement, CFP under the CFP Agreement, Etna under the Etna Agreement, Mount Lucas under the Mount Lucas Agreement, and Amova under the Amova Agreement.

The KFA Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers (if applicable), is responsible for assessing the market appeal and the investment strategy of each Fund, and that Krane continually seeks to create new series of the Trust that present unique investment strategies and meet unique investor needs. The Board considered the related entrepreneurial risk assumed by Krane with respect to the Trust and Funds.

●	The Board noted that Krane routinely reevaluates the Funds’ performance and whether each Fund is meeting investor needs. The Board considered that Krane recommended the termination of several underperforming series of the Trust during the prior calendar year, eliminating the need for Krane personnel to manage investments, operations and compliance for such series.

●	The Board considered that Krane is responsible for arranging and overseeing other service providers for the Trust.

●	The Board also considered that Krane has established and oversees a securities lending program for the benefit of the Funds. The Board recognized that Krane also benefits from the securities lending program through sharing a percentage of the fee. The Board noted that it receives a quarterly report of securities lending activities and the effect of such program on the Funds.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow. The Board noted the increase in compliance and operational personnel at Krane and Krane’s investment in technology to facilitate oversight of various compliance matters.

●	The Board considered that Krane is actively involved in marketing the Funds, and that the expenses of such marketing activity is borne by Krane under the Funds’ unitary fee structure. The Board took note of the recent marketing campaign related to KOID, including appearances of a branded humanoid robot at a NASDAQ bell ringing, and noted that Krane’s Chief Investment Officer is considered an expert in global financial markets who regularly appears on programs on leading business and financial outlets.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (continued)

●	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The Bosera Agreement

●	The Board took note of the significant experience of Bosera’s portfolio management team with respect to investments in China and access to the China A Share market.

●	The Board noted KBA’s favorable performance against its Morningstar peer group for the 5-year period due to the relative outperformance of A shares compared to the broader China markets which are reflected in the peer group.

●	The Board considered that KSTR provides access to the 50 largest and most liquid companies listed on China’s STAR Market, which is focused on innovative, pre-profit technology companies. The Board considered that KSTR’s 1-year, 3-year, and since inception performance is lower than the peer group median because KSTR launched during a period of high IPO activity and high valuations for companies listed on the STAR Market.

●	The Board noted the continued evolution of Bosera’s compliance function and its long-term relationship with the Adviser.

The CFP Agreement

●	The Board took note that the carbon suite Funds reflect CFP’s expertise with respect to carbon credits and developing carbon allocation and offset markets.

●	The Board noted that CFP is a non-discretionary sub-adviser to the carbon suite Funds and considered the relative roles of personnel at both Krane and CFP with respect to management of the carbon suite Funds and their wholly-owned subsidiaries (as applicable).

●	The Board noted that KRBN provides investors with access to investments in carbon allowance futures across the largest, most liquid global emissions trading systems, with exposure to carbon markets in the European Union, California, the United Kingdom, the Northeast power sector, and Washington state.

●	The Board noted that KCCA provides investors with unique access to California carbon allowance futures and that KEUA provides unique access to European Union carbon allowances.

The Etna Agreement

●	The Board considered that Etna provides investors in AGIX with direct exposure to private artificial intelligence companies, and that this exposure differentiates AGIX from pure passive index exchange-traded funds.

●	The Board considered the operational resources, including deal sourcing, oversight of private investments, and analysis related to valuation that are required from Etna.

The Mount Lucas Agreement

●	The Board noted that it had the opportunity to meet with members of the Mount Lucas management team and discuss their investment process and the performance of KMLM to date.

●	The Board took note of the experience of Mount Lucas portfolio staff in managing a futures portfolio.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (continued)

●	The Board noted that the KMLM structure provides non-institutional investors with access to a managed futures portfolio that can provide uncorrelated returns.

●	The Board recognized that KMLM has outperformed peers since inception because the portfolio composition positioned the Fund well against recent global volatility.

The Amova Agreement

●	The Board noted that investors in KHYB have access to a portfolio actively managed by one of the largest asset management firms in Asia with significant experience managing fixed income portfolios in Japan and across Asia.

●	The Board considered that KHYB invests in high-yield bonds across the Asia Pacific region.

●	The Board considered that the lead portfolio manager of KHYB has a significant tenure at Amova and is supported by a large and experienced fixed income team.

B.	Investment Performance

The Board noted that it considers the performance of each operational Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the Meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane and, in certain cases, a second peer group curated to better reflect the strategy of a particular Fund. The Board recognized that many of the Funds are in the same Morningstar peer group because they have significant exposure to China, notwithstanding the meaningful differences in the Funds’ underlying indexes and investment strategies. The Board noted the limitations of comparisons versus such a large and undifferentiated peer group and considered that the Funds offer shareholders access to unique investment opportunities, particularly in China.

The Board noted that two of the Funds are actively managed, and it considered that the performance of each actively-managed Fund relative to its respective peer group is an appropriate measurement of performance.

●	KLIP. The Board noted that KLIP’s since inception performance is significantly higher than its peer group’s median because KLIP uses the sale of covered call options to offset losses in its position in KWEB. The Board noted KLIP’s 1-year underperformance versus its peer group because the recent strong performance of KWEB.

●	KHYB. The Board considered that KHYB’s performance is below the median of its peer group for the three- and five-year periods, primarily due to heightened default risks in China’s real estate development sector during those periods. The Board noted that KHYB is above the peer group median for the one-year period due to the recent re-rating of developer bonds held by the Fund.

With respect to those Funds that track the performance of an underlying index, the Board considered that the tracking error of each Fund against its underlying index was a more meaningful representation of the Fund’s performance. The Board received and reviewed a report from KFA summarizing each passive Fund’s tracking error and tracking difference to benchmark over a one-year period. The Board also considered a tracking error attribution report, noting that tracking error of the passively managed Funds resulted from a variety of factors, including but not limited to a Fund’s inability to hold all securities in its benchmark index due to the requirements of the Presidential Executive Order 13959 (Addressing the Threat From Securities Investments That

Other Information (Form N-CSRS Items 8-11) (Unaudited) (continued)

Finance Certain Companies of the People’s Republic of China), the need for a Fund to comply with diversification requirements imposed by the Internal Revenue Code, or whether a Fund follows a sampling approach to tracking its index, rather than a full replication of the index.

The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices. The Board considered that these factors can be expected to primarily affect the Funds’ tracking error.

C.	Compensation

The Board considered that pursuant to the KFA Agreement, Krane has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Krane is responsible for paying most of a Fund’s expenses, including those of the Fund’s principal service providers and Sub-Adviser (if applicable). The Board considered the information provided by Krane regarding the amounts it pays to the Trust’s service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered that Krane has imposed fee waivers on certain Funds and considered the net expense ratios of the currently operational Funds compared to those of their peer groups.

The Board noted that the management fees paid by many of the Funds are higher than the median management fee within their respective Morningstar peer groups and that the total expense ratios of many Funds are managed through the use of expense waivers. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs and entrepreneurial risks incurred by Krane as a result of the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays each Sub-Adviser’s fees.

D.	Costs and Profitability

The Board reviewed a report of Fund-by-Fund profitability prepared by Krane. The Board noted that Krane continues to waive fees for some of the Funds. The Board also considered that, although Krane is profitable, it was not making a profit from its relationship with each Fund under the KFA Agreement. The Board considered Krane’s commitment to the success of each Fund and the use of a unitary fee structure under which Krane bears the risk if certain expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board recognized that the volatility in asset flows experienced by the Trust overall can directly and materially affect Krane’s profitability. The Board also considered that Krane has established a securities lending program for the benefit of the Funds, and that fees earned by Krane from such Funds can affect the profitability of such Funds to Krane.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (concluded)

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the KFA Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Advisers from their relationships with the applicable Funds, noting the arm’s-length nature of the relationship between Krane and each Sub-Adviser with respect to the negotiation of the sub-advisory fee rate on behalf of the relevant Fund. The Board considered that Krane, and not a Fund, is responsible for paying the sub-advisory fees under each Sub-Advisory Agreement.

E.	Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for the Funds. The Board also noted that Krane and certain of its executives hold minority ownership interests in CFP, and that they would therefore benefit from the success and profitability of any Fund sub-advised by CFP. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

F.	Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the KFA Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

KraneShares Trust:	Sub-Adviser:
280 Park Avenue 32nd Floor New York, NY 10017	Numeric Investors LLC 200 Pier 4 Boulevard, Fifth Floor Boston, MA 02210

Investment Adviser:	Distributor:
Krane Funds Advisors, LLC 280 Park Avenue 32nd Floor New York, NY 10017	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Sub-Adviser:	Administrator:
Bosera Asset Management (International) Co., Ltd. Suite 4109 Jardine House One Connaught Place Central, Hong Kong	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Sub-Adviser:	Independent Registered Public Accounting Firm:
Amova Asset Management Americas, Inc. 605 Third Avenue 38th Floor New York, NY 10158	KPMG LLP 1735 Market Street Philadelphia, PA 19103

Sub-Adviser:
Climate Finance Partners LLC 1000 N. West Street Wilmington, DE 19801

Sub-Adviser:
Mount Lucas Index Advisers, LLC 405 South State Street Newtown, PA 18940

Sub-Adviser:
Etna Capital Management Company Ltd. 1532 Nexxus Building Connaught Road, Central Hong Kong

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-001-1300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), are filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 3, 2025

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 3, 2025